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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Address of principal executive offices)(Zip code)

Philip A. Taylor

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2013
Invesco Balanced-Risk Allocation Fund

Nasdaq:
A: ABRZX ■ B: ABRBX ■ C: ABRCX ■ R: ABRRX ■ Y: ABRYX ■ R5: ABRIX ■ R6: ALLFX

2	Fund Performance

4	Letters to Shareholders

5	Consolidated Schedule of Investments

7	Consolidated Financial Statements

9	Notes to Consolidated Financial Statements

17	Consolidated Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.90%
Class B Shares	4.59
Class C Shares	4.59
Class R Shares	4.80
Class Y Shares	5.10
Class R5 Shares	5.13
Class R6 Shares	5.15
S&P 500 Index▼ (Broad Market Index)	14.42
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	8.89
Custom Balanced-Risk Allocation Style Index■ (Style-Specific Index)	9.03
Lipper Global Flexible Portfolio Funds Index¿ (Peer Group Index)	8.98

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Allocation Style Index consists of 60% MSCI World Index ND and 40% Barclays U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays U.S. Aggregate Index.

The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds classification. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The JP Morgan GBI Global (Traded) Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	10.60%
1 Year	1.74

Class B Shares
Inception (6/2/09)	10.80%
1 Year	1.88

Class C Shares
Inception (6/2/09)	11.37%
1 Year	5.88

Class R Shares
Inception (6/2/09)	11.90%
1 Year	7.32

Class Y Shares
Inception (6/2/09)	12.50%
1 Year	8.01

Class R5 Shares
Inception (6/2/09)	12.51%
1 Year	8.04

Class R6 Shares
Inception	12.28%
1 Year	7.93

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	10.59%
1 Year	1.41

Class B Shares
Inception (6/2/09)	10.81%
1 Year	1.64

Class C Shares
Inception (6/2/09)	11.37%
1 Year	5.55

Class R Shares
Inception (6/2/09)	11.92%
1 Year	7.08

Class Y Shares
Inception (6/2/09)	12.51%
1 Year	7.61

Class R5 Shares
Inception (6/2/09)	12.52%
1 Year	7.64

Class R6 Shares
Inception	12.29%
1 Year	7.53

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.92% and 0.91%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of 0.02% for the underlying funds in which the Fund invests.

3                         Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

PhilipTaylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills–26.83%
U.S. Treasury Bills(a)	0.08%	06/27/13	$341,500,000	$341,489,149
U.S. Treasury Bills(a)(b)	0.08%	07/11/13	636,286,000	636,260,812
U.S. Treasury Bills(a)	0.10%	07/25/13	967,000,000	966,897,097
U.S. Treasury Bills(a)(b)	0.08%	10/24/13	717,514,000	717,250,658
U.S. Treasury Bills(a)	0.13%	01/09/14	684,000,000	683,591,053
U.S. Treasury Bills(a)	0.14%	01/09/14	341,500,000	341,295,826
Total U.S. Treasury Bills (Cost $3,686,197,895)				3,686,784,595

		Expiration Date
Commodity-Linked Securities–1.51%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by 2)(c)		11/12/13	87,300,000	68,406,345
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(c)		11/20/13	83,350,000	70,813,861
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(c)		05/12/14	65,099,617	67,837,607
Total Commodity–Linked Securities (Cost $235,749,617)				207,057,813

			Shares
Money Market Funds–67.02%
Liquid Assets Portfolio–Institutional Class(d)			1,938,853,897	1,938,853,897
Premier Portfolio–Institutional Class(d)			1,938,853,898	1,938,853,898
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(d)			1,957,406,535	1,957,406,535
Treasury Portfolio–Institutional Class(d)			3,372,620,020	3,372,620,020
Total Money Market Funds (Cost $9,207,734,350)				9,207,734,350
TOTAL INVESTMENTS–95.36% (Cost $13,129,681,862)				13,101,576,758
OTHER ASSETS LESS LIABILITIES–4.64%				637,542,377
NET ASSETS–100.00%				$13,739,119,135

Investment Abbreviations:

EMTN	– Euro Medium Term Notes
LIBOR	– London Interbank Offered Rate

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1K.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $207,057,813, which represented 1.51% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Risk Allocation

By asset class

Asset Class	Risk Contribution	% of Total Net Assets as of 04/30/13*
Equities	47.2%	40.3%
Fixed Income	26.2	79.7
Commodities	26.6	27.4

*	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Long Contracts		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds		15,580	June-2013	$2,017,661,079	$73,404,132
Brent Crude		2,845	September-2013	288,426,100	(19,971,725)
Canada 10 Year Bonds		15,380	June-2013	2,087,612,865	54,307,681
Dow Jones EURO STOXX 50 Index		28,100	June-2013	987,735,513	11,453,852
E-Mini S&P 500 Index		11,350	June-2013	903,573,500	32,109,299
Euro Bonds		11,630	June-2013	2,245,123,352	45,927,879
FTSE 100 Index		9,840	June-2013	975,747,084	(2,801,762)
Gas Oil		2,970	May-2013	251,187,750	(13,617,660)
Gasoline Reformulated Blendstock Oxygenate Blending		2,095	July-2013	244,964,160	(22,357,440)
Hang Seng Index		3,570	May-2013	519,943,557	12,960,321
Japan 10 Year Bonds		1,027	June-2013	1,522,538,824	(6,217,411)
LME Copper		311	July-2013	54,821,525	(6,951,064)
LME Primary Aluminum		5,250	July-2013	244,781,250	(4,064,165)
Long Gilt		12,020	June-2013	2,240,810,879	78,920,793
Russell 2000 Index Mini		7,750	June-2013	732,452,500	11,363,368
Silver		3,485	July-2013	421,423,625	14,299,661
Tokyo Stock Price Index		9,830	June-2013	1,176,696,071	180,233,641
U.S. Treasury 20 Year Bonds		8,600	June-2013	1,276,025,000	36,895,283
WTI Crude		535	October-2013	49,755,000	(1,787,015)
Total Future Contracts					$474,107,668

Long Swap Agreements	Counterparty
Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	201,250	May-2014	$113,446,738	$399,763
Receive a return equal to Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	288,700	October-2013	169,760,450	5,614,782
Receive a return equal to Barclays Gold Nearby Excess Return Index and pay the product of (i) 0.22% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	142,500	April-2014	45,186,650	3,685,036
Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365	Canadian Imperial Bank of Commerce	2,665,000	April-2014	254,732,426	(17,353,414)
Receive a return equal to EUREX Euro Bund Futures multiplied by 0.01% of the Notional Value	Goldman Sachs International	1,190	June-2013	229,724,573	4,324,529
Receive a return equal to Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs International	220,400	November-2013	113,931,878	2,903,418
Receive a return equal to LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Goldman Sachs International	2,900	June-2013	540,628,249	7,285,106
Receive a return equal to J.P. Morgan Bespoke Commodity JMAB 165 Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities PLC	248,000	October-2013	160,918,867	3,290,811
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities PLC	1,538,463	April-2014	181,421,710	9,944,472
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Merrill Lynch	1,234,744	December-2013	248,475,684	(19,246,448)
Total Swap Agreements					$848,055

(a)	Futures collateralized by $665,330,320 cash held with Merrill Lynch, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $3,921,947,512)	$3,893,842,408
Investments in affiliated money market funds, at value and cost	9,207,734,350
Total investments, at value (Cost $13,129,681,862)	13,101,576,758
Receivable for:
Deposits with brokers for open futures contracts	665,330,320
Fund shares sold	77,468,667
Dividends	398,735
Unrealized appreciation on swap agreements	848,055
Investment for trustee deferred compensation and retirement plans	45,537
Other assets	421,331
Total assets	13,846,089,403

Liabilities:
Payable for:
Investments purchased	55,647
Credit default swap agreements close-out	989,742
Fund shares reacquired	27,541,027
Dividends	747
Variation margin	73,362,380
Accrued fees to affiliates	4,649,623
Accrued trustees’ and officers’ fees and benefits	14,565
Accrued other operating expenses	152,359
Trustee deferred compensation and retirement plans	204,178
Total liabilities	106,970,268
Net assets applicable to shares outstanding	$13,739,119,135

Net assets consist of:
Shares of beneficial interest	$13,154,515,259
Undistributed net investment income (loss)	(51,244,862)
Undistributed net realized gain	188,998,119
Unrealized appreciation	446,850,619
$13,739,119,135

Net Assets:
Class A	$4,817,787,206
Class B	$35,843,184
Class C	$2,688,936,287
Class R	$26,592,228
Class Y	$5,456,986,928
Class R5	$220,911,766
Class R6	$492,061,536

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	374,833,417
Class B	2,854,366
Class C	214,164,376
Class R	2,086,734
Class Y	421,533,026
Class R5	17,063,840
Class R6	38,009,589
Class A:
Net asset value per share	$12.85
Maximum offering price per share
(Net asset value of $12.85 ÷ 94.50%)	$13.60
Class B:
Net asset value and offering price per share	$12.56
Class C:
Net asset value and offering price per share	$12.56
Class R:
Net asset value and offering price per share	$12.74
Class Y:
Net asset value and offering price per share	$12.95
Class R5:
Net asset value and offering price per share	$12.95
Class R6:
Net asset value and offering price per share	$12.95

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends	$774,543
Dividends from affiliated money market funds	2,022,531
Interest	1,806,334
Total investment income	4,603,408

Expenses:
Advisory fees	49,375,214
Administrative services fees	416,260
Custodian fees	56,541
Distribution fees:
Class A	5,220,396
Class B	171,206
Class C	11,374,462
Class R	51,627
Transfer agent fees — A, B, C, R and Y	4,616,070
Transfer agent fees — R5	44,164
Transfer agent fees — R6	2,457
Trustees’ and officers’ fees and benefits	109,144
Other	1,408,475
Total expenses	72,846,016
Less: Fees waived and expense offset arrangement(s)	(4,673,329)
Net expenses	68,172,687
Net investment income (loss)	(63,569,279)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	118,100
Foreign currencies	1,795,933
Futures contracts	320,180,406
Swap agreements	(161,210,706)
160,883,733
Change in net unrealized appreciation (depreciation) of:
Investment securities	(27,148,622)
Futures contracts	495,522,154
Swap agreements	15,412,611
483,786,143
Net realized and unrealized gain	644,669,876
Net increase in net assets resulting from operations	$581,100,597

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(63,569,279)	$(61,115,786)
Net realized gain	160,883,733	703,259,677
Change in net unrealized appreciation (depreciation)	483,786,143	(115,380,500)
Net increase in net assets resulting from operations	581,100,597	526,763,391

Distributions to shareholders from net investment income:
Class A	(85,274,703)	(33,813,393)
Class B	(623,804)	(486,350)
Class C	(38,451,119)	(12,557,382)
Class R	(361,248)	(86,502)
Class Y	(97,691,876)	(20,769,515)
Class R5	(4,028,603)	(13,200,573)
Class R6	(13,606,471)	—
Total distributions from net investment income	(240,037,824)	(80,913,715)

Distributions to shareholders from net realized gains:
Class A	(103,295,446)	(12,192,184)
Class B	(915,226)	(192,786)
Class C	(56,414,274)	(4,977,664)
Class R	(464,537)	(32,159)
Class Y	(111,375,725)	(7,259,423)
Class R5	(4,532,501)	(4,613,903)
Class R6	(15,201,114)	—
Total distributions from net realized gains	(292,198,823)	(29,268,119)

Share transactions–net:
Class A	1,201,246,800	2,445,507,016
Class B	3,592,275	12,846,400
Class C	782,657,598	1,448,428,782
Class R	10,799,701	12,098,807
Class Y	1,531,317,431	3,199,230,332
Class R5	55,321,057	(337,479,429)
Class R6	(61,267,824)	561,441,979
Net increase in net assets resulting from share transactions	3,523,667,038	7,342,073,887
Net increase in net assets	3,572,530,988	7,758,655,444

Net assets:
Beginning of period	10,166,588,147	2,407,932,703
End of period (includes undistributed net investment income (loss) of $(51,244,862) and $252,362,241, respectively)	$13,739,119,135	$10,166,588,147

Notes to Consolidated Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco Balanced-Risk Allocation Fund

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

10                         Invesco Balanced-Risk Allocation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

11                         Invesco Balanced-Risk Allocation Fund

merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

12                         Invesco Balanced-Risk Allocation Fund

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees $4,667,625.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

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Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $2,135,667 in front-end sales commissions from the sale of Class A shares and $39,249, $10,534 and $300,843 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in consolidated the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$9,207,734,350	$—	$—	$9,207,734,350
U.S. Treasury Securities	—	3,686,784,595	—	3,686,784,595
Commodity-Linked Securities	—	207,057,813	—	207,057,813
	9,207,734,350	3,893,842,408	—	13,101,576,758
Futures*	474,107,668	—	—	474,107,668
Swap Agreements*	11,609,635	(10,761,580)	—	848,055
Total Investments	$9,693,451,653	$3,883,080,828	$—	$13,576,532,481

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$14,299,661	$(68,749,069)
Swap agreements(b)	25,838,282	(36,599,862)
Interest rate risk
Futures contracts(a)	289,455,768	(6,217,411)
Swap agreements(b)	11,609,635	—
Market risk
Futures contracts(a)	248,120,481	(2,801,762)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements.

14                         Invesco Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(138,103,083)	$(164,876,766)
Interest rate risk	(97,201,779)	3,666,060
Market risk	555,485,268	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(67,761,632)	$3,802,976
Interest rate risk	288,561,734	11,609,635
Market risk	274,722,052	—
Total	$815,702,560	$(145,798,095)

*	The average notional value of futures and swap agreements outstanding during the period was $16,159,817,764 and $1,605,504,065, respectively.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,704.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2013.

15                         Invesco Balanced-Risk Allocation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $65,099,617 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,324,690
Aggregate unrealized (depreciation) of investment securities	(32,513,199)
Net unrealized appreciation (depreciation) of investment securities	$(29,188,509)

Cost of investments for tax purposes is $13,130,765,267.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	133,119,092	$1,683,663,116	239,184,182	$2,981,592,583
Class B	621,348	7,688,580	1,559,719	18,992,484
Class C	68,639,749	849,143,826	124,818,509	1,529,852,062
Class R	1,190,925	14,887,423	1,095,386	13,607,578
Class Y	170,003,179	2,162,537,051	289,464,031	3,633,337,212
Class R5	4,670,443	59,011,315	20,275,343	249,922,791
Class R6(b)	9,301,180	117,369,153	42,858,139	562,732,497

Issued as reinvestment of dividends:
Class A	13,022,129	161,995,305	3,420,637	40,329,314
Class B	119,764	1,459,920	54,807	636,304
Class C	6,979,030	85,074,382	1,372,900	15,925,637
Class R	66,583	822,297	10,085	118,190
Class Y	10,988,091	137,570,894	1,921,535	22,770,187
Class R5	607,173	7,601,812	1,501,850	17,796,917
Class R6	2,302,765	28,807,585	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	146,187	1,860,242	332,432	4,140,949
Class B	(149,548)	(1,860,242)	(338,861)	(4,140,949)

Reacquired:
Class A	(51,067,790)	(646,271,863)	(46,702,228)	(580,555,830)
Class B	(298,413)	(3,695,983)	(215,560)	(2,641,439)
Class C	(12,232,337)	(151,560,610)	(7,925,650)	(97,348,917)
Class R	(392,757)	(4,910,019)	(131,168)	(1,626,961)
Class Y	(60,303,497)	(768,790,514)	(36,360,003)	(456,877,067)
Class R5	(887,723)	(11,292,070)	(46,341,530)	(605,199,137)
Class R6	(16,354,079)	(207,444,562)	(98,416)	(1,290,518)
Net increase (decrease) in share activity	280,091,494	$3,523,667,038	589,756,139	$7,342,073,887

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

16                         Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$12.88	$(0.07)	$0.68	$0.61	$(0.29)	$(0.35)	$(0.64)	$12.85	4.90%	$4,817,787	1.12	%(d)	1.20	%(d)	(1.04	)%(d)	0%
Year ended 10/31/12	12.01	(0.13)	1.46	1.33	(0.34)	(0.12)	(0.46)	12.88	11.39	3,600,577	1.10		1.22		(1.00)		282
Year ended 10/31/11	11.68	(0.11)	1.11	1.00	(0.47)	(0.20)	(0.67)	12.01	9.13	1,001,088	1.04		1.31		(0.95)		163	(e)
Year ended 10/31/10	10.72	(0.10)	1.61	1.51	(0.21)	(0.34)	(0.55)	11.68	14.76	207,600	1.04		1.42		(0.93)		33	(e)
Year ended 10/31/09(f)	10.00	(0.05)	0.77	0.72	—	—	—	10.72	7.20	17,667	1.24	(g)	1.64	(g)	(1.02	)(g)	116
Class B
Six months ended 04/30/13	12.59	(0.11)	0.67	0.56	(0.24)	(0.35)	(0.59)	12.56	4.59	35,843	1.87	(d)	1.95	(d)	(1.79	)(d)	0
Year ended 10/31/12	11.81	(0.21)	1.42	1.21	(0.31)	(0.12)	(0.43)	12.59	10.52	32,246	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.09	0.90	(0.45)	(0.20)	(0.65)	11.81	8.30	17,722	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	9,707	1.79		2.17		(1.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	930	1.99	(g)	2.39	(g)	(1.77	)(g)	116
Class C
Six months ended 04/30/13	12.59	(0.11)	0.67	0.56	(0.24)	(0.35)	(0.59)	12.56	4.59	2,688,936	1.87	(d)	1.95	(d)	(1.79	)(d)	0
Year ended 10/31/12	11.80	(0.21)	1.43	1.22	(0.31)	(0.12)	(0.43)	12.59	10.61	1,898,066	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.08	0.89	(0.45)	(0.20)	(0.65)	11.80	8.21	383,786	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	58,377	1.79		2.17		(1.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	3,542	1.99	(g)	2.39	(g)	(1.77	)(g)	116
Class R
Six months ended 04/30/13	12.77	(0.08)	0.67	0.59	(0.27)	(0.35)	(0.62)	12.74	4.80	26,592	1.37	(d)	1.45	(d)	(1.29	)(d)	0
Year ended 10/31/12	11.93	(0.15)	1.44	1.29	(0.33)	(0.12)	(0.45)	12.77	11.12	15,605	1.35		1.47		(1.25)		282
Year ended 10/31/11	11.63	(0.14)	1.10	0.96	(0.46)	(0.20)	(0.66)	11.93	8.84	2,956	1.29		1.56		(1.20)		163	(e)
Year ended 10/31/10	10.71	(0.13)	1.60	1.47	(0.21)	(0.34)	(0.55)	11.63	14.36	597	1.29		1.67		(1.18)		33	(e)
Year ended 10/31/09(f)	10.00	(0.06)	0.77	0.71	—	—	—	10.71	7.10	72	1.49	(g)	1.89	(g)	(1.27	)(g)	116
Class Y
Six months ended 04/30/13	12.97	(0.05)	0.69	0.64	(0.31)	(0.35)	(0.66)	12.95	5.10	5,456,987	0.87	(d)	0.95	(d)	(0.79	)(d)	0
Year ended 10/31/12	12.07	(0.10)	1.47	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	3,901,165	0.85		0.97		(0.75)		282
Year ended 10/31/11	11.71	(0.08)	1.11	1.03	(0.47)	(0.20)	(0.67)	12.07	9.45	553,001	0.79		1.06		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.61	1.53	(0.21)	(0.34)	(0.55)	11.71	14.97	64,428	0.79		1.17		(0.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	3,558	0.99	(g)	1.39	(g)	(0.77	)(g)	116
Class R5
Six months ended 04/30/13	12.97	(0.05)	0.69	0.64	(0.31)	(0.35)	(0.66)	12.95	5.13	220,912	0.83	(d)	0.91	(d)	(0.75	)(d)	0
Year ended 10/31/12	12.07	(0.08)	1.45	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	164,371	0.79		0.90		(0.69)		282
Year ended 10/31/11	11.72	(0.08)	1.11	1.03	(0.48)	(0.20)	(0.68)	12.07	9.36	449,380	0.79		0.97		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79		1.04		(0.68)		33	(e)
Year ended 10/31/09(f)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99	(g)	1.17	(g)	(0.77	)(g)	116
Class R6
Six months ended 04/30/13	12.97	(0.04)	0.68	0.64	(0.31)	(0.35)	(0.66)	12.95	5.15	492,062	0.79	(d)	0.87	(d)	(0.71	)(d)	0
Year ended 10/31/12(f)	13.13	(0.01)	(0.15)	(0.16)	—	—	—	12.97	(3.14)	554,557	0.76	(g)	0.85	(g)	(0.66	)(g)	282

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,210.927, $34,525, $2,293,745, $20,822, $4,675,959, $197,664 and $551,041 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Subsequent to issuance of its October 31, 2011 financial statements, the Fund revised the calculation of portfolio turnover as reflected in the financial highlights above.
(f)	Commencement date of June 2, 2009 for Class A, B, C, R, Y and R5 shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

17                         Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012, through April 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,049.00	$5.69	$1,019.24	$5.61	1.12%
B	1,000.00	1,045.90	9.49	1,015.52	9.35	1.87
C	1,000.00	1,045.90	9.49	1,015.52	9.35	1.87
R	1,000.00	1,048.00	6.96	1,018.00	6.85	1.37
Y	1,000.00	1,051.00	4.42	1,020.48	4.36	0.87
R5	1,000.00	1,051.30	4.22	1,020.68	4.16	0.83
R6	1,000.00	1,051.50	4.02	1,020.88	3.96	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Balanced-Risk Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	IBRA-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ■ B: BRCBX ■ C: BRCCX ■ R: BRCRX ■ Y: BRCYX ■ R5: BRCNX ■ R6: IBRFX

2 Fund Performance
3 Letters to Shareholders
4 Consolidated Schedule of Investments
7 Consolidated Financial Statements
9 Notes to Consolidated Financial Statements
17 Consolidated Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Index

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.43%
Class B Shares	-12.78
Class C Shares	-12.79
Class R Shares	-12.49
Class Y Shares	-12.33
Class R5 Shares	-12.34
Class R6 Shares	-12.25
Dow Jones-UBS Commodity Total Return Index▼ (Broad Market/Style-Specific Index)	-6.34

Source(s):▼ Invesco, S&P-Dow Jones via FactSet Research Systems Inc.

The Dow Jones-UBS Commodity Total Return Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges
Class A Shares
Inception (11/30/10)	-5.09%
1 Year	-20.30

Class B Shares
Inception (11/30/10)	-4.71%
1 Year	-20.38

Class C Shares
Inception (11/30/10)	-3.56%
1 Year	-17.17

Class R Shares
Inception (11/30/10)	-2.97%
1 Year	-15.88

Class Y Shares
Inception (11/30/10)	-2.48%
1 Year	-15.46

Class R5 Shares
Inception (11/31/10)	-2.53%
1 Year	-15.55

Class R6 Shares
Inception	-2.77%
1 Year	-15.54

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/30/10)	-2.75%
1 Year	-15.43

Class B Shares
Inception (11/30/10)	-2.31%
1 Year	-15.45

Class C Shares
Inception (11/30/10)	-1.09%
1 Year	-11.96

Class R Shares
Inception (11/30/10)	-0.50%
1 Year	-10.73

Class Y Shares
Inception (11/30/10)	0.00%
1 Year	-10.25

Class R5 Shares
Inception (11/31/10)	0.00%
1 Year	-10.17

Class R6 Shares
Inception	-0.31%
1 Year	-10.42

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.47%, 2.22%, 2.22%, 1.72%, 1.22%, 1.15% and 1.15%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2014. See current prospectus for more information.

2                         Invesco Balanced-Risk Commodity Strategy Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

     ■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills–65.27%
U.S. Treasury Bills(a)(b)	0.10%	06/20/13	$27,720,000	$27,719,227
U.S. Treasury Bills(a)	0.08%	06/27/13	19,700,000	19,699,374
U.S. Treasury Bills(a)(b)	0.08%	07/11/13	141,235,000	141,229,409
U.S. Treasury Bills(a)	0.09%	07/25/13	12,000,000	11,998,723
U.S. Treasury Bills(a)	0.10%	07/25/13	42,000,000	41,995,531
U.S. Treasury Bills(a)	0.08%	10/24/13	159,265,000	159,206,547
U.S. Treasury Bills(a)	0.13%	01/09/14	37,200,000	37,177,759
U.S. Treasury Bills(a)	0.14%	01/09/14	19,700,000	19,688,222
Total U.S. Treasury Bills (Cost $458,663,830)				458,714,792

			Shares

Exchange Traded Fund–4.00%
PowerShares DB Gold Fund (Cost $31,778,255)(c)			560,000	28,112,000

		Expiration Date	Principal Amount
Commodity-Linked Securities–2.97%
Barclays Bank PLC,
Series 3, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(d)		07/29/13	$9,833,000	9,835,367
Series 4, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom)(d)		07/29/13	4,550,000	4,718,311
Series 5, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(d)		07/29/13	5,350,000	6,288,443
Total Commodity-Linked Securities (Cost $19,733,000)				20,842,121

			Shares

Money Market Funds–24.55%
Liquid Assets Portfolio–Institutional Class(e)			69,469,866	69,469,866
Premier Portfolio–Institutional Class(e)			69,469,866	69,469,866
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(e)			33,609,119	33,609,119
Total Money Market Funds (Cost $172,548,851)				172,548,851
TOTAL INVESTMENTS–96.79% (Cost $682,723,936)				680,217,764
OTHER ASSETS LESS LIABILITIES–3.21%				22,548,788
NET ASSETS–100.00%				$702,766,552

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1K and Note 4.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2013 represented 4.00% of the Fund’s Net Assets. See Note 5.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $20,842,121, which represented 2.97% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Futures Contracts		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
European Gasoil (ICE)		452	May–2013	$38,227,900	$(1,996,546)
NYH RBOB Gasoline (Globex)		317	July–2013	37,066,176	(3,387,072)
Soybean		859	July–2013	60,087,050	1,215,560
Soybean Oil		278	July–2013	8,209,896	(164,354)
Subtotal				$143,591,022	$(4,332,412)

Short Contracts
Coffee C		295	July–2013	$(14,945,437)	$446,896
Corn		138	July–2013	(4,485,000)	(138,254)
Wheat		268	July–2013	(9,795,400)	(228,658)
Subtotal				$(29,225,837)	$79,984
Total Futures Contracts					$(4,252,428)
(a) Futures collateralized by $18,715,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Swap Agreements	Counterparty		Termination Date
Long Agreements
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	64,400	November–2013	$51,414,854	$2,890,105
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.50% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	7,800	January–2014	6,227,264	350,045
Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	100,350	March–2014	34,967,900	(221,191)
Receive a return equal to the Barclays Capital WTI Crude Roll Yield 9 Month Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	23,350	March–2014	11,853,737	446,935
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	93,450	March–2014	54,974,588	699,651
Receive a return equal to the Barclays Capital Copper 3 Month Deferred Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	36,220	May–2014	22,877,519	(478,430)
Receive a return equal to the Barclays Capital Silver Nearby Excess Return Index and pay the product of (i) 0.19% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	258,298	April–2014	80,975,544	2,712,905
Receive a return equal to the Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	29,850	March–2014	12,756,191	61,199
Receive a return equal to the Merrill Lynch Commodity index eXtra Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	442,500	May–2013	55,793,232	(988,235)
Receive a return equal to the Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	93,650	November–2013	70,236,526	(4,609,107)
Receive a return equal to the Merrill Lynch Commodity index eXtra Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	370,459	April–2014	68,062,283	4,155,143
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	17,700	March–2014	10,118,243	(25,726)
Receive a return equal to the S&P GSCI Gasoil Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	71,650	April–2014	67,796,655	(2,712,998)
Receive a return equal to the S&P GSCI Natural Gas 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	840,000	April–2014	8,468,308	462,992
Subtotal				$556,522,844	$2,743,288

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Commodity Strategy Fund

	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Short Agreements
Pay a floating rate equal to the Barclays Live Cattle Roll Yield Excess Return Index and receive the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	101,200	November–2013	$12,686,867	$(219,695)
Pay a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	3,080	August–2013	4,142,834	282,230
Pay a floating rate equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	142,550	April–2014	67,576,511	2,442,465
Pay a floating rate equal to the S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	10,280	March–2014	14,601,064	524,555
Subtotal				$99,007,276	$3,029,555
Total Swap Agreements					$5,772,843

Portfolio Composition

By
Risk Allocation as of April 30, 2013

Contribution
Precious Metals	30.3%
Energy	29.3
Industrial Metals	20.4
Agriculture	20.0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $478,396,830)	$479,556,913
Investments in affiliates, at value (Cost $204,327,106)	200,660,851
Total investments, at value (Cost $682,723,936)	680,217,764
Receivable for:
Deposits with brokers for open futures contracts	18,715,000
Fund shares sold	2,262,883
Dividends	12,308
Fund expenses absorbed	147,080
Unrealized appreciation on swap agreements	5,772,843
Investment for trustee deferred compensation and retirement plans	21,559
Other assets	55,051
Total assets	707,204,488

Liabilities:
Payable for:
Fund shares reacquired	2,332,837
Swap agreements	244,090
Variation margin	1,543,546
Accrued fees to affiliates	157,510
Accrued trustees’ and officers’ fees and benefits	2,585
Accrued other operating expenses	61,702
Trustee deferred compensation and retirement plans	95,666
Total liabilities	4,437,936
Net assets applicable to shares outstanding	$702,766,552

Net assets consist of:
Shares of beneficial interest	$814,068,202
Undistributed net investment income	8,927,216
Undistributed net realized gain (loss)	(119,243,109)
Unrealized appreciation (depreciation)	(985,757)
$702,766,552

Net Assets:
Class A	$83,973,895
Class B	$1,928,511
Class C	$6,195,783
Class R	$515,046
Class Y	$274,350,035
Class R5	$231,633,306
Class R6	$104,169,976

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	9,122,153
Class B	212,122
Class C	682,380
Class R	56,051
Class Y	29,568,622
Class R5	24,974,383
Class R6	11,229,929
Class A:
Net asset value per share	$9.21
Maximum offering price per share
(Net asset value of $9.21 ÷ 94.50%)	$9.75
Class B:
Net asset value and offering price per share	$9.09
Class C:
Net asset value and offering price per share	$9.08
Class R:
Net asset value and offering price per share	$9.19
Class Y:
Net asset value and offering price per share	$9.28
Class R5:
Net asset value and offering price per share	$9.27
Class R6:
Net asset value and offering price per share	$9.28

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Interest	$203,357
Dividends from affiliates	129,120
Total investment income	332,477

Expenses:
Advisory fees	3,702,177
Administrative services fees	97,888
Custodian fees	12,252
Distribution fees:
Class A	122,101
Class B	14,267
Class C	37,311
Class R	1,234
Transfer agent fees — A, B, C, R and Y	187,981
Transfer agent fees — R5	120,577
Transfer agent fees — R6	166
Trustees’ and officers’ fees and benefits	19,972
Other	208,763
Total expenses	4,524,689
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(865,124)
Net expenses	3,659,565
Net investment income (loss)	(3,327,088)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	6,770
Futures contracts	(4,901,090)
Swap agreements	(92,656,651)
(97,550,971)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,697,384)
Futures contracts	(4,333,458)
Swap agreements	17,774,164
3,743,322
Net realized and unrealized gain (loss)	(93,807,649)
Net increase (decrease) in net assets resulting from operations	$(97,134,737)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(3,327,088)	$(4,069,692)
Net realized gain (loss)	(97,550,971)	28,873,214
Change in net unrealized appreciation (depreciation)	3,743,322	(15,304,826)
Net increase (decrease) in net assets resulting from operations	(97,134,737)	9,498,696

Distributions to shareholders from net investment income:
Class A	(2,014,680)	—
Class B	(51,436)	—
Class C	(128,480)	—
Class R	(7,547)	—
Class Y	(5,268,157)	—
Class R5	(4,972,863)	—
Class R6	(2,064,517)	—
Total distributions from net investment income	(14,507,680)	—

Share transactions–net:
Class A	(1,101,984)	89,947,176
Class B	(1,437,795)	3,065,331
Class C	(1,289,166)	6,532,113
Class R	204,053	278,687
Class Y	76,448,981	177,330,696
Class R5	29,821,766	129,749,629
Class R6	18,978,315	104,593,861
Net increase in net assets resulting from share transactions	121,624,170	511,497,493
Net increase in net assets	9,981,753	520,996,189

Net assets:
Beginning of period	692,784,799	171,788,610
End of period (includes undistributed net investment income of $8,927,216 and $26,761,984, respectively)	$702,766,552	$692,784,799

Notes to Consolidated Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiaries.

The Fund’s investment objective is to provide total return.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the end of business on November 15, 2012, the Fund has limited public sales of its shares to certain investors.

9                         Invesco Balanced-Risk Commodity Strategy Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Balanced-Risk Commodity Strategy Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

11                         Invesco Balanced-Risk Commodity Strategy Fund

K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

12                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	1.05%
Next $250 million	1.025%
Next $500 million	1.00%
Next $1.5 billion	0.975%
Next $2.5 billion	0.95%
Next $2.5 billion	0.925%
Next $2.5 billion	0.90%
Over $10 billion	0.875%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $556,401 and reimbursed class level expenses of $48,427, $1,415, $3,699, $245, $134,038, $120,577 and $165 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $1,500 in front-end sales commissions from the sale of Class A shares and $102, $1,048 and $7,265 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in consolidated the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$20,842,121	$—	$20,842,121
Exchange Traded Fund	28,112,000	—	—	28,112,000
U.S. Treasury Securities	—	458,714,792	—	458,714,792
Money Market Funds	172,548,851	—	—	172,548,851
	$200,660,851	$479,556,913	$—	$680,217,764
Futures*	(4,252,428)	—	—	(4,252,428)
Swap Agreements*	—	5,772,843	—	5,772,843
Total Investments	$196,408,423	$485,329,756	$—	$681,738,179
*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$1,662,456	$(5,914,884)
Swap agreements(b)	15,028,225	(9,255,382)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(4,901,090)	$(92,656,651)
Change in Unrealized Appreciation (Depreciation)
Commodity risk	(4,333,458)	17,774,164
Total	$(9,234,548)	$(74,882,487)

*	The average notional value of futures and swap agreements outstanding during the period was $165,206,172 and $740,945,169, respectively.

14                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 5—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/13	Dividend Income
PowerShares DB Gold Fund	$25,975,630	$6,845,590	$—	$(4,709,220)	$—	$28,112,000	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $157.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consoidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$9,263,864	$—	$9,263,864
October 31, 2016	276,503	—	276,503
Not subject to expiration	10,135,172	1,706,471	11,841,643
	$19,675,539	$1,706,471	$21,382,010

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 11, 2012, the date of reorganization of Invesco Commodities Strategy Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

15                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $6,845,590 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,160,083
Aggregate unrealized (depreciation) of investment securities	(3,895,353)
Net unrealized appreciation (depreciation) of investment securities	$(2,735,270)

Cost of investments for tax purposes is $682,953,034.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	2,410,287	$24,445,692	4,499,136	$50,350,347
Class B	1,559	16,298	—	—
Class C	24,138	245,075	254,888	2,870,493
Class R	23,839	243,710	12,830	155,979
Class Y	11,913,754	121,884,776	20,127,187	214,942,454
Class R5	3,573,731	36,236,323	23,338,971	252,655,131
Class R6(b)	1,817,965	18,655,285	9,403,982	104,857,803

Issued as reinvestment of dividends:
Class A	177,987	1,845,730	—	—
Class B	4,612	47,412	—	—
Class C	11,410	117,068	—	—
Class R	708	7,339	—	—
Class Y	176,486	1,844,282	—	—
Class R5	471,095	4,918,228	—	—
Class R6	197,751	2,064,517	—	—

Issued in connection with acquisitions:(c)
Class A	—	—	5,396,145	53,893,028
Class B	—	—	434,329	4,296,297
Class C	—	—	525,127	5,186,835
Class R	—	—	19,280	192,397
Class Y	—	—	401,042	4,035,715
Class R5	—	—	2,733	27,467

Automatic conversion of Class B shares to Class A shares:
Class A	26,018	242,987	62,897	673,337
Class B	(26,329)	(242,987)	(63,620)	(673,337)

Reacquired:
Class A	(2,776,275)	(27,636,393)	(1,409,108)	(14,969,536)
Class B	(124,013)	(1,258,518)	(41,191)	(557,629)
Class C	(164,955)	(1,651,309)	(144,265)	(1,525,215)
Class R	(4,583)	(46,996)	(6,627)	(69,689)
Class Y	(4,764,883)	(47,280,077)	(3,926,411)	(41,647,473)
Class R5	(1,166,353)	(11,332,785)	(11,073,860)	(122,932,969)
Class R6	(165,687)	(1,741,487)	(24,082)	(263,942)
Net increase in share activity	11,638,262	$121,624,170	47,789,383	$511,497,493

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Balanced-Risk Commodity Strategy Fund

In addition, 15% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on June 11, 2012, the Fund acquired all the net assets of Invesco Commodities Strategy Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 30, 2011 and by the shareholders of the Target Fund on May 25, 2012. The acquisition was accomplished by a tax-free exchange of 6,778,656 shares of the Fund for 4,807,021 shares outstanding of the Target Fund as of the close of business on June 8, 2012. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on June 8, 2012. The Target Fund’s net assets at that date of $67,631,739, including $3,730,097 of unrealized depreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $477,421,709 and $545,053,448 immediately after the acquisition.
The pro forma results of operations for the year ended October 31, 2012 assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income (loss)	$(4,540,795)
Net realized/unrealized gains	20,981,057
Change in net assets resulting from operations	$16,440,262

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Consolidated Statement of Operations since June 11, 2012.

NOTE 12—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$10.73	$(0.06)	$(1.25)	$(1.31)	$(0.21)	$9.21	(12.43)%	$83,974	1.22	%(d)	1.47	%(d)	(1.13	)%(d)	0%
Year ended 10/31/12	10.42	(0.12)	0.43	0.31	—	10.73	2.97	99,577	1.22		1.46		(1.13)		152
Eleven months ended 10/31/11(e)	10.00	(0.12)	0.54	0.42	—	10.42	4.20	7,659	1.22	(f)	1.54	(f)	(1.13	)(f)	0
Class B
Six months ended 04/30/13	10.59	(0.09)	(1.24)	(1.33)	(0.17)	9.09	(12.78)	1,929	1.97	(d)	2.22	(d)	(1.88	)(d)	0
Year ended 10/31/12	10.36	(0.20)	0.43	0.23	—	10.59	2.22	3,773	1.97		2.21		(1.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.19)	0.55	0.36	—	10.36	3.60	277	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class C
Six months ended 04/30/13	10.58	(0.09)	(1.24)	(1.33)	(0.17)	9.08	(12.79)	6,196	1.97	(d)	2.22	(d)	(1.88	)(d)	0
Year ended 10/31/12	10.35	(0.20)	0.43	0.23	—	10.58	2.22	8,585	1.97		2.21		(1.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.19)	0.54	0.35	—	10.35	3.50	1,822	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class R
Six months ended 04/30/13	10.71	(0.07)	(1.25)	(1.32)	(0.20)	9.19	(12.58)	515	1.47	(d)	1.72	(d)	(1.38	)(d)	0
Year ended 10/31/12	10.42	(0.15)	0.44	0.29	—	10.71	2.78	386	1.47		1.71		(1.38)		152
Eleven months ended 10/31/11(e)	10.00	(0.14)	0.56	0.42	—	10.42	4.20	111	1.47	(f)	1.79	(f)	(1.38	)(f)	0
Class Y
Six months ended 04/30/13	10.81	(0.04)	(1.27)	(1.31)	(0.22)	9.28	(12.33)	274,350	0.97	(d)	1.22	(d)	(0.88	)(d)	0
Year ended 10/31/12	10.47	(0.09)	0.43	0.34	—	10.81	3.25	240,404	0.97		1.21		(0.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	59,063	0.97	(f)	1.29	(f)	(0.88	)(f)	0
Class R5
Six months ended 04/30/13	10.80	(0.04)	(1.27)	(1.31)	(0.22)	9.27	(12.34)	231,633	0.97	(d)	1.22	(d)	(0.88	)(d)	0
Year ended 10/31/12	10.47	(0.09)	0.42	0.33	—	10.80	3.15	238,710	0.97		1.14		(0.88)		152
Eleven months ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	102,857	0.97	(f)	1.21	(f)	(0.88	)(f)	0
Class R6
Six months ended 04/30/13	10.80	(0.04)	(1.26)	(1.30)	(0.22)	9.28	(12.25)	104,170	0.97	(d)	1.12	(d)	(0.88	)(d)	0
Year ended 10/31/12(e)	11.15	(0.01)	(0.34)	(0.35)	—	10.80	(3.14)	101,349	0.97	(f)	1.15	(f)	(0.88	)(f)	152

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $32,276,528 and sold of $14,234,590 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Commodities Strategy Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $98,491, $2,877, $7,524, $498, $272,608, $243,091 and $102,733 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of November 30, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares. Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

17                         Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012, through April 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$875.70	$5.67	$1,018.74	$6.11	1.22%
B	1,000.00	872.20	9.14	1,015.03	9.84	1.97
C	1,000.00	872.10	9.14	1,015.03	9.84	1.97
R	1,000.00	875.10	6.83	1,017.50	7.35	1.47
Y	1,000.00	876.70	4.51	1,019.98	4.86	0.97
R5	1,000.00	876.60	4.51	1,019.98	4.86	0.97
R6	1,000.00	877.50	4.52	1,019.98	4.86	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Balanced-Risk Commodity Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	BRCS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco China Fund

Nasdaq:

A: AACFX ¡ B: ABCFX ¡ C: CACFX ¡ Y: AMCYX ¡ R5: IACFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.76%
Class B Shares	6.38
Class C Shares	6.39
Class Y Shares	6.90
Class R5 Shares	7.00
MSCI EAFE Index ND‚ (Broad Market Index)	16.90
MSCI China 10/40 Index ND■ (Style-Specific Index)	3.17
Lipper China Region Funds Index♦ (Peer Group Index)	9.05

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Invesco, Bloomberg L.P.; ♦Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The MSCI China 10/40 Index ND is a free float-adjusted market capitalization index that measures equity market performance in China, taking into consideration concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges
Class A Shares
Inception (3/31/06)	9.61%
5 Years	-0.66
1 Year	-0.47
Class B Shares
Inception (3/31/06)	9.68%
5 Years	-0.65
1 Year	-0.42
Class C Shares
Inception (3/31/06)	9.66%
5 Years	-0.27
1 Year	3.59
Class Y Shares
Inception	10.66%
5 Years	0.70
1 Year	5.61
Class R5 Shares
Inception (3/31/06)	11.01%
5 Years	1.00
1 Year	5.83

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (3/31/06)	9.42%
5 Years	1.43
1 Year	-0.38
Class B Shares
Inception (3/31/06)	9.50%
5 Years	1.48
1 Year	-0.39
Class C Shares
Inception (3/31/06)	9.47%
5 Years	1.83
1 Year	3.62
Class Y Shares
Inception	10.47%
5 Years	2.82
1 Year	5.65
Class R5 Shares
Inception (3/31/06)	10.82%
5 Years	3.14
1 Year	5.87

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.80%, 2.55%, 2.55%, 1.55% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                             Invesco China Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco China Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.55%(b)
Agricultural Products–0.55%
China Agri-Industries Holdings Ltd.	1,352,000	$664,863

Automobile Manufacturers–8.72%
Chongqing Changan Automobile Co., Ltd.– Class B	3,010,975	3,872,312
Geely Automobile Holdings Ltd.	7,200,000	3,661,368
Great Wall Motor Co. Ltd.–Class H	709,000	3,108,207
		10,641,887

Casinos & Gaming–6.76%
Melco Crown Entertainment, Ltd.–ADR (Hong Kong)(c)	71,262	1,753,758
Melco International Development Ltd. (Hong Kong)	1,344,000	2,615,224
Sands China Ltd. (Macau)	739,600	3,879,037
		8,248,019

Commodity Chemicals–0.10%
Lee & Man Chemical Co. Ltd. (Hong Kong)	256,000	118,761

Computer Hardware–2.63%
Lenovo Group Ltd.	3,476,000	3,208,034

Construction & Farm Machinery & Heavy Trucks–2.64%
CSR Corp. Ltd.–Class H	1,233,000	814,348
Weichai Power Co., Ltd.–Class H	685,000	2,411,592
		3,225,940

Construction Materials–2.06%
China National Building Material Co. Ltd.– Class H	2,122,000	2,520,350

Diversified Banks–24.19%
Agricultural Bank of China Ltd.–Class H	4,046,000	1,939,668
Bank of China Ltd.–Class H	14,850,600	7,012,736
Bank of Communications Co. Ltd.–Class H	2,155,000	1,716,391
China Construction Bank Corp.–Class H	12,660,290	10,620,193
Industrial & Commercial Bank of China Ltd.– Class H	11,696,940	8,243,487
		29,532,475

Diversified Real Estate Activities–2.09%
Shenzhen Investment Ltd. (Hong Kong)	6,070,000	2,546,592

Electrical Components & Equipment–0.75%
Zhuzhou CSR Times Electric Co., Ltd.– Class H	329,000	909,402

Electronic Manufacturing Services–0.85%
Foxconn International Holdings Ltd.(c)	2,695,000	1,041,868

Home Furnishings–1.05%
Man Wah Holdings Ltd.	1,318,000	1,282,316

	Shares	Value
Household Appliances–2.05%
Haier Electronics Group Co. Ltd. (Hong Kong)	853,000	$1,523,509
Techtronic Industries Co. Ltd. (Hong Kong)	407,000	976,207
		2,499,716

Independent Power Producers & Energy Traders–5.31%
China Longyuan Power Group Corp.–Class H	4,007,000	3,679,377
Huaneng Renewables Corp. Ltd.–Class H	8,272,000	2,799,589
		6,478,966

Industrial Machinery–0.58%
Zhengzhou Coal Mining Machinery Group Co., Ltd.–Class H	905,800	708,523

Integrated Oil & Gas–3.67%
China Petroleum & Chemical Corp. (Sinopec)– Class H	2,236,000	2,470,765
PetroChina Co. Ltd.–Class H	1,576,000	2,010,241
		4,481,006

Investment Banking & Brokerage–2.46%
Haitong Securities Co., Ltd.–Class H	2,046,400	3,005,658

Life & Health Insurance–1.84%
China Life Insurance Co., Ltd.–Class H	577,000	1,578,894
New China Life Insurance Co. Ltd.–Class H	180,600	672,934
		2,251,828

Multi-Line Insurance–3.10%
China Pacific Insurance Group Co. Ltd.– Class H	1,050,800	3,786,105

Oil & Gas Exploration & Production–4.66%
China Oilfield Services Ltd.–Class H	1,750,000	3,494,206
CNOOC Ltd.	1,175,000	2,196,552
		5,690,758

Oil & Gas Storage & Transportation–1.58%
Sinopec Kantons Holdings Ltd.	2,132,000	1,931,413

Packaged Foods & Meats–1.05%
China Mengniu Dairy Co. Ltd.	456,000	1,286,180

Paper Products–5.24%
Lee & Man Paper Manufacturing Ltd.	2,659,000	1,980,789
Nine Dragons Paper Holdings Ltd.	5,043,000	4,421,135
		6,401,924

Pharmaceuticals–0.77%
Livzon Pharmaceutical Group Inc.–Class B	201,088	939,065

Real Estate Development–12.79%
China Merchants Property Development Co., Ltd.–Class B	200,550	621,713
China Overseas Land & Investment Ltd.	468,000	1,444,435
China Resources Land Ltd.	1,052,000	3,224,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco China Fund

	Shares	Value
Real Estate Development–(continued)
China Vanke Co., Ltd.–Class B	853,700	$1,739,693
Evergrande Real Estate Group Ltd.	5,142,000	2,100,506
Greentown China Holdings Ltd.	615,500	1,199,391
Shimao Property Holdings Ltd. (Hong Kong)	2,443,500	5,285,773
		15,616,394

Regional Banks–2.06%
Chongqing Rural Commercial Bank Co., Ltd.–Class H	4,615,000	2,514,836
Total Common Stocks & Other Equity Interests (Cost $104,656,436)		121,532,879

	Shares	Value
Money Market Funds–0.66%
Liquid Assets Portfolio–Institutional Class(d)	405,147	$405,147
Premier Portfolio–Institutional Class(d)	405,146	405,146
Total Money Market Funds (Cost $810,293)		810,293
TOTAL INVESTMENTS–100.21% (Cost $105,466,729)		122,343,172
OTHER ASSETS LESS LIABILITIES–(0.21)%		(260,523)
NET ASSETS–100.00%		$122,082,649

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	48.5%
Consumer Discretionary	18.6
Energy	9.9
Materials	7.4
Utilities	5.3
Industrials	4.0
Information Technology	3.5
Consumer Staples	1.6
Health Care	0.8
Money Market Funds Plus Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco China Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $104,656,436)	$121,532,879
Investments in affiliated money market funds, at value and cost	810,293
Total investments, at value (Cost $105,466,729)	122,343,172
Receivable for:
Investments sold	98,194
Fund shares sold	83,804
Dividends	40
Investment for trustee deferred compensation and retirement plans	22,076
Other assets	41,784
Total assets	122,589,070

Liabilities:
Payable for:
Fund shares reacquired	294,744
Accrued fees to affiliates	114,428
Accrued trustees’ and officers’ fees and benefits	1,912
Accrued other operating expenses	54,005
Trustee deferred compensation and retirement plans	41,332
Total liabilities	506,421
Net assets applicable to shares outstanding	$122,082,649

Net assets consist of:
Shares of beneficial interest	$168,507,004
Undistributed net investment income (loss)	(1,179,278)
Undistributed net realized gain (loss)	(62,121,532)
Unrealized appreciation	16,876,455
$122,082,649

Net Assets:
Class A	$82,318,200
Class B	$8,278,354
Class C	$26,746,832
Class Y	$4,191,866
Class R5	$547,397

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,333,754
Class B	447,443
Class C	1,447,989
Class Y	220,443
Class R5	28,791
Class A:
Net asset value per share	$18.99
Maximum offering price per share
(Net asset value of $18.99 ÷ 94.50%)	$20.10
Class B:
Net asset value and offering price per share	$18.50
Class C:
Net asset value and offering price per share	$18.47
Class Y:
Net asset value and offering price per share	$19.02
Class R5:
Net asset value and offering price per share	$19.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco China Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends	$98,446
Dividends from affiliated money market funds	1,088
Total investment income	99,534

Expenses:
Advisory fees	594,140
Administrative services fees	24,794
Custodian fees	40,352
Distribution fees:
Class A	107,100
Class B	46,424
Class C	135,083
Transfer agent fees — A, B, C and Y	184,161
Transfer agent fees — R5	347
Trustees’ and officers’ fees and benefits	13,978
Other	84,306
Total expenses	1,230,685
Less: Fees waived and expense offset arrangement(s)	(2,159)
Net expenses	1,228,526
Net investment income (loss)	(1,128,992)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	11,035,867
Foreign currencies	(5,755)
11,030,112
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,135,170)
Foreign currencies	12
(2,135,158)
Net realized and unrealized gain	8,894,954
Net increase in net assets resulting from operations	$7,765,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(1,128,992)	$584,155
Net realized gain (loss)	11,030,112	(5,643,976)
Change in net unrealized appreciation (depreciation)	(2,135,158)	6,799,182
Net increase in net assets resulting from operations	7,765,962	1,739,361

Distributions to shareholders from net investment income:
Class A	(543,607)	(587,281)
Class Y	(38,794)	(55,566)
Class R5	(8,770)	(9,144)
Total distributions from net investment income	(591,171)	(651,991)

Share transactions–net:
Class A	(5,364,691)	(20,453,421)
Class B	(2,045,496)	(4,338,032)
Class C	723,046	(7,765,666)
Class Y	(437,574)	(2,026,991)
Class R5	(252,604)	(25,739)
Net increase (decrease) in net assets resulting from share transactions	(7,377,319)	(34,609,849)
Net increase (decrease) in net assets	(202,528)	(33,522,479)

Net assets:
Beginning of period	122,285,177	155,807,656
End of period (includes undistributed net investment income (loss) of $(1,179,278) and $540,885, respectively)	$122,082,649	$122,285,177

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value

8                         Invesco China Fund

per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

9                         Invesco China Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

L.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

10                         Invesco China Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $1,553.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $12,237 in front-end sales commissions from the sale of Class A shares and $40, $14,852 and $899 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco China Fund

During the six months ended April 30, 2013, there were transfers from Level 2 to Level 1 of $44,697,567, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,926,156	$7,745,782	$—	$22,671,938
Consumer Staples	—	1,951,043	—	1,951,043
Energy	1,931,413	10,171,764	—	12,103,177
Financials	2,100,506	57,153,382	—	59,253,888
Health Care	—	939,065	—	939,065
Industrials	1,617,925	3,225,940	—	4,843,865
Information Technology	1,041,868	3,208,034	—	4,249,902
Materials	118,761	8,922,274	—	9,041,035
Utilities	—	6,478,966	—	6,478,966
Money Market Funds	810,293	—	—	810,293
	$22,546,922	$99,796,250	$—	$122,343,172

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $606.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$52,960,397	$—	$52,960,397
October 31, 2017	11,347,858	—	11,347,858
Not subject to expiration	5,974,022	—	5,974,022
	$70,282,277	$—	$70,282,277

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

12                         Invesco China Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $78,203,712 and $85,035,914, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,387,660
Aggregate unrealized (depreciation) of investment securities	(2,380,584)
Net unrealized appreciation of investment securities	$14,007,076

Cost of investments for tax purposes is $108,336,096.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	710,733	$13,531,913	693,691	$11,881,012
Class B	12,115	226,093	33,305	563,912
Class C	261,650	5,065,331	117,350	1,984,066
Class Y	35,223	677,339	240,061	4,324,588
Class R5	691	12,869	7,897	133,405

Issued as reinvestment of dividends:
Class A	27,473	515,121	33,901	575,636
Class Y	1,723	32,310	3,100	52,646
Class R5	455	8,524	530	8,993

Automatic conversion of Class B shares to Class A shares:
Class A	20,713	391,223	50,749	869,693
Class B	(21,257)	(391,223)	(52,070)	(869,693)

Reacquired:(b)
Class A	(1,045,300)	(19,802,948)	(1,992,834)	(33,779,762)
Class B	(101,317)	(1,880,366)	(243,803)	(4,032,251)
Class C	(237,754)	(4,342,285)	(591,913)	(9,749,732)
Class Y	(60,806)	(1,147,223)	(367,548)	(6,404,225)
Class R5	(14,466)	(273,997)	(10,032)	(168,137)
Net increase (decrease) in share activity	(410,124)	$(7,377,319)	(2,077,616)	$(34,609,849)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $970 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

13                         Invesco China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)(e)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$17.90	$(0.15)	$1.36	$1.21	$(0.12)	$—	$(0.12)	$18.99	6.76%	$82,318	1.73	%(d)	1.73	%(d)	(1.57	)%(d)	62%
Year ended 10/31/12	17.52	0.11	0.37	0.48	(0.10)	—	(0.10)	17.90	2.79	82,713	1.80		1.80		0.64		109
Year ended 10/31/11	21.93	0.12	(4.49)	(4.37)	(0.04)	—	(0.04)	17.52	(19.96)	102,248	1.67		1.67		0.57		97
Year ended 10/31/10	18.18	0.06	3.83	3.89	(0.14)	—	(0.14)	21.93	21.49	166,662	1.67		1.67		0.30		100
Year ended 10/31/09	9.82	0.11	8.30	8.41	(0.05)	—	(0.05)	18.18	86.04	155,689	1.89		1.90		0.83		98
Year ended 10/31/08	28.59	0.07	(18.15)	(18.08)	(0.01)	(0.68)	(0.69)	9.82	(64.58)	69,460	1.75		1.76		0.39		94
Class B
Six months ended 04/30/13	17.39	(0.21)	1.32	1.11	—	—	—	18.50	6.38	8,278	2.48	(d)	2.48	(d)	(2.32	)(d)	62
Year ended 10/31/12	17.05	(0.02)	0.36	0.34	—	—	—	17.39	1.99	9,703	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.46	(0.04)	(4.37)	(4.41)	—	—	—	17.05	(20.55)	13,988	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.85	(0.09)	3.76	3.67	(0.06)	—	(0.06)	21.46	20.61	23,945	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.66	0.01	8.18	8.19	—	—	—	17.85	84.78	23,468	2.64		2.65		0.08		98
Year ended 10/31/08	28.32	(0.06)	(17.92)	(17.98)	—	(0.68)	(0.68)	9.66	(64.84)	11,625	2.50		2.51		(0.36)		94
Class C
Six months ended 04/30/13	17.36	(0.21)	1.32	1.11	—	—	—	18.47	6.39	26,747	2.48	(d)	2.48	(d)	(2.32	)(d)	62
Year ended 10/31/12	17.02	(0.02)	0.36	0.34	—	—	—	17.36	2.00	24,728	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.43	(0.04)	(4.37)	(4.41)	—	—	—	17.02	(20.58)	32,319	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.83	(0.09)	3.75	3.66	(0.06)	—	(0.06)	21.43	20.58	59,812	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.65	0.01	8.17	8.18	—	—	—	17.83	84.77	54,780	2.64		2.65		0.08		98
Year ended 10/31/08	28.29	(0.06)	(17.90)	(17.96)	—	(0.68)	(0.68)	9.65	(64.83)	21,548	2.50		2.51		(0.36)		94
Class Y
Six months ended 04/30/13	17.95	(0.12)	1.36	1.24	(0.17)	—	(0.17)	19.02	6.90	4,192	1.48	(d)	1.48	(d)	(1.32	)(d)	62
Year ended 10/31/12	17.58	0.15	0.38	0.53	(0.16)	—	(0.16)	17.95	3.08	4,384	1.55		1.55		0.89		109
Year ended 10/31/11	22.01	0.17	(4.51)	(4.34)	(0.09)	—	(0.09)	17.58	(19.78)	6,483	1.42		1.42		0.82		97
Year ended 10/31/10	18.23	0.10	3.85	3.95	(0.17)	—	(0.17)	22.01	21.76	11,638	1.42		1.42		0.55		100
Year ended 10/31/09	9.82	0.16	8.30	8.46	(0.05)	—	(0.05)	18.23	86.55	5,637	1.64		1.65		1.08		98
Year ended 10/31/08 (f)	12.02	0.00	(2.20)	(2.20)	—	—	—	9.82	(18.30)	569	1.80	(g)	1.81	(g)	0.34	(g)	94
Class R5
Six months ended 04/30/13	17.97	(0.10)	1.36	1.26	(0.22)	—	(0.22)	19.01	7.00	547	1.29	(d)	1.29	(d)	(1.13	)(d)	62
Year ended 10/31/12	17.61	0.20	0.37	0.57	(0.21)	—	(0.21)	17.97	3.29	757	1.30		1.30		1.14		109
Year ended 10/31/11	22.04	0.21	(4.51	(4.30)	(0.13)	—	(0.13)	17.61	(19.61)	770	1.23		1.23		1.01		97
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	—	(0.21)	22.04	22.04	982	1.25		1.25		0.72		100
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	—	(0.19)	18.25	87.28	599	1.27		1.28		1.45		98
Year ended 10/31/08	28.72	0.17	(18.25)	(18.08)	(0.05)	(0.68)	(0.73)	9.91	(64.37)	259	1.26		1.27		0.88		94

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $86,390, $9,362, $27,241, $4,448 and $702 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended October 31, 2012, 2011, 2010 and 2009, respectively. Redemption fees added to shares of beneficial interest for Class A, Class B, Class C and Class R5 were $0.02 for the year ended October 31, 2008.
(f)	Commencement date of October 03, 2008.
(g)	Annualized.

14                         Invesco China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,067.60	$8.87	$1,016.22	$8.65	1.73%
B	1,000.00	1,063.80	12.69	1,012.50	12.37	2.48
C	1,000.00	1,063.90	12.69	1,012.50	12.37	2.48
Y	1,000.00	1,069.00	7.59	1,017.46	7.40	1.48
R5	1,000.00	1,070.00	6.62	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco China Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 CHI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Developing Markets Fund
Nasdaq:
A: GTDDX ■ B: GTDBX ■ C: GTDCX ■ Y: GTDYX ■ R5: GTDIX ■ R6: GTDFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.09%
Class B Shares	7.71
Class C Shares	7.72
Class Y Shares	8.24
Class R5 Shares	8.31
Class R6 Shares	8.34
MSCI EAFE Index ND▼ (Broad Market Index)	16.90
MSCI Emerging Markets Index ND▼ (Style-Specific Index)	5.29
Lipper Emerging Market Funds Index■ (Peer Group Index)	7.51

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI Emerging Markets IndexSM ND is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Developing Markets Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	6.26%
10 Years	18.09
5 Years	3.84
1 Year	3.51

Class B Shares
Inception (11/3/97)	7.99%
10 Years	18.12
5 Years	3.90
1 Year	3.74

Class C Shares
Inception (3/1/99)	12.21%
10 Years	17.95
5 Years	4.24
1 Year	7.75

Class Y Shares
10 Years	18.90%
5 Years	5.26
1 Year	9.81

Class R5 Shares
10 Years	19.16%
5 Years	5.49
1 Year	9.98

Class R6 Shares
10 Years	18.80%
5 Years	5.08
1 Year	9.85

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	6.21%
10 Years	19.04
5 Years	4.48
1 Year	2.21

Class B Shares
Inception (11/3/97)	7.93%
10 Years	19.05
5 Years	4.56
1 Year	2.37

Class C Shares
Inception (3/1/99)	12.18%
10 Years	18.88
5 Years	4.88
1 Year	6.38

Class Y Shares
10 Years	19.84%
5 Years	5.90
1 Year	8.45

Class R5 Shares
10 Years	20.11%
5 Years	6.14
1 Year	8.59

Class R6 Shares
10 Years	19.74%
5 Years	5.72
1 Year	8.43

may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.45%, 2.20%, 2.20%, 1.20%, 1.04% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3 Invesco Developing Markets Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■     Manage investments - Our dedicated investment professionals search the world for the  best opportunities, and each investment team follows a clear, disciplined process to  build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Developing Markets Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–88.21%
Argentina–1.42%
Arcos Dorados Holdings, Inc.–Class A	3,698,647	$50,375,572

Brazil–16.06%
Banco Bradesco S.A.–ADR	8,268,653	137,176,953
BM&FBovespa S.A.	6,057,900	41,994,739
BR Malls Participacoes S.A.	3,398,200	40,082,727
CETIP S.A.–Mercados Organizados	4,517,900	53,493,128
Cielo S.A.	2,159,107	56,945,265
Cielo S.A.(a)	345,600	9,115,010
Diagnosticos da America S.A.	7,635,300	42,091,843
Duratex S.A.	9,602,824	72,232,358
Fleury S.A.	3,209,900	30,610,202
MRV Engenharia e Participacoes S.A.	4,570,500	19,668,135
Petroleo Brasileiro S.A.–ADR	1,939,231	38,726,443
Totvs S.A.	802,400	15,099,140
Wilson Sons Ltd.–BDR	434,100	5,988,185
Wilson Sons Ltd.–BDR(a)	528,500	7,290,384
		570,514,512

Canada–0.27%
Niko Resources Ltd.	1,438,890	9,512,614

China–14.16%
Baidu, Inc.–ADR(b)	608,390	52,230,281
Belle International Holdings Ltd.	24,104,000	39,323,803
China Mobile Ltd.	5,602,000	61,325,228
CNOOC Ltd.	26,820,000	50,137,455
Golden Eagle Retail Group Ltd.	17,642,000	31,224,133
Industrial & Commercial Bank of China Ltd.–Class H	164,848,000	116,177,600
Lee & Man Paper Manufacturing Ltd.	74,672,000	55,625,977
NetEase, Inc.–ADR	813,712	45,885,220
Stella International Holdings Ltd.	11,189,000	33,059,507
Want Want China Holdings Ltd.	11,449,000	18,147,021
		503,136,225

Czech Republic–0.63%
CEZ A.S.	776,574	22,501,737

Egypt–0.28%
Centamin PLC(b)	5,153,882	3,325,415
Egyptian Financial Group-Hermes Holding(b)	4,547,492	6,561,971
		9,887,386

Hong Kong–0.90%
Galaxy Entertainment Group Ltd.(b)	7,110,000	31,890,504

Indonesia–8.85%
PT Bank Central Asia Tbk	24,954,000	27,558,609
PT Bank Mandiri Persero Tbk	54,732,500	59,105,584

	Shares	Value
Indonesia–(continued)
PT Indocement Tunggal Prakarsa Tbk	8,427,000	$22,855,229
PT Perusahaan Gas Negara Persero Tbk	146,181,500	93,860,117
PT Telekomunikasi Indonesia Persero Tbk	92,419,500	111,085,694
		314,465,233

Israel–1.96%
Israel Chemicals Ltd.	3,054,597	36,432,751
Teva Pharmaceutical Industries Ltd.–ADR	868,015	33,236,294
		69,669,045

Malaysia–2.11%
Parkson Holdings Berhad	9,780,908	13,567,180
Public Bank Berhad	11,351,900	61,268,842
		74,836,022

Mexico–7.29%
America Movil S.A.B. de C.V., Series L–ADR	1,558,121	33,312,627
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	742,198	84,157,831
Grupo Televisa S.A.B.–ADR	3,195,646	80,913,757
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	17,356,970	60,778,269
		259,162,484

Nigeria–1.44%
Zenith Bank PLC	402,501,256	51,325,150

Peru–2.37%
Credicorp Ltd.	558,820	84,152,704

Philippines–5.43%
Ayala Corp.	2,606,442	40,644,070
Energy Development Corp.	241,801,150	38,216,205
Energy Development Corp.(a)	4,528,750	715,760
Philippine Long Distance Telephone Co.	1,146,485	84,782,552
SM Investments Corp.	1,023,128	28,440,922
		192,799,509

Russia–4.68%
Gazprom OAO–ADR	3,535,855	28,057,009
Mobile TeleSystems–ADR	1,736,578	35,947,165
Sberbank of Russia	26,709,559	84,802,850
TNK-BP Holding	11,683,140	17,524,710
		166,331,734

South Africa–2.78%
AngloGold Ashanti Ltd.–ADR	741,641	14,462,000
Naspers Ltd.–Class N	986,208	66,071,207
Sasol Ltd.	418,828	18,144,263
		98,677,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Developing Markets Fund

	Shares	Value
South Korea–3.84%
Hyundai Department Store Co., Ltd.	272,521	$39,593,346
NHN Corp.	259,141	69,651,438
Samsung Electronics Co., Ltd.	19,656	27,129,450
		136,374,234

Sweden–1.11%
Investment AB Kinnevik–Class B	1,515,197	39,586,249

Taiwan–2.22%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,320,000	79,029,789

Tanzania–0.45%
African Barrick Gold PLC	5,940,197	16,148,129

Thailand–4.41%
Kasikornbank PCL	13,619,100	100,503,095
Siam Commercial Bank PCL	8,852,600	56,254,992
		156,758,087

Turkey–4.65%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,860,889	30,935,230
Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	14,552,514

	Shares	Value
Turkey–(continued)
Haci Omer Sabanci Holding A.S.	14,913,764	$92,950,300
Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	26,899,239
		165,337,283

United Arab Emirates–0.90%
Dragon Oil PLC	3,243,202	31,890,477
Total Common Stocks & Other Equity Interests (Cost $2,464,214,655)		3,134,362,149

Money Market Funds–11.61%
Liquid Assets Portfolio–Institutional Class(c)	206,321,177	206,321,177
Premier Portfolio–Institutional Class(c)	206,321,176	206,321,176
Total Money Market Funds (Cost $412,642,353)		412,642,353
TOTAL INVESTMENTS–99.82% (Cost $2,876,857,008)		3,547,004,502
OTHER ASSETS LESS LIABILITIES–0.18%		6,231,911
NET ASSETS–100.00%		$3,553,236,413

Investment Abbreviations:

ADR	– American Depositary Receipts
BDR	– British Deposit Receipts

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $17,121,154, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	30.8%
Consumer Discretionary	11.4
Information Technology	10.0
Telecommunication Services	9.2
Energy	6.2
Materials	6.2
Consumer Staples	5.4
Utilities	4.4
Health Care	3.4
Industrials	1.2
Money Market Funds Plus Other Assets Less Liabilities	11.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $2,464,214,655)	$3,134,362,149
Investments in affiliated money market funds, at value and cost	412,642,353
Total investments, at value (Cost $2,876,857,008)	3,547,004,502
Foreign currencies, at value (Cost $19,261,915)	19,319,411
Receivable for:
Fund shares sold	13,852,270
Dividends	8,067,497
Investment for trustee deferred compensation and retirement plans	69,825
Other assets	90,032
Total assets	3,588,403,537

Liabilities:
Payable for:
Investments purchased	11,521,392
Fund shares reacquired	6,433,173
Accrued foreign taxes	14,643,327
Accrued fees to affiliates	1,739,131
Accrued trustees’ and officers’ fees and benefits	13,223
Accrued other operating expenses	557,839
Trustee deferred compensation and retirement plans	259,039
Total liabilities	35,167,124
Net assets applicable to shares outstanding	$3,553,236,413

Net assets consist of:
Shares of beneficial interest	$2,954,968,909
Undistributed net investment income	6,101,577
Undistributed net realized gain (loss)	(77,972,936)
Unrealized appreciation	670,138,863
$3,553,236,413

Net Assets:
Class A	$1,493,747,087
Class B	$53,693,615
Class C	$190,680,924
Class Y	$1,015,144,134
Class R5	$670,611,196
Class R6	$129,359,457

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	42,557,844
Class B	1,574,710
Class C	5,599,045
Class Y	28,849,301
Class R5	19,087,088
Class R6	3,682,897
Class A:
Net asset value per share	$35.10
Maximum offering price per share
(Net asset value of $35.10 ÷ 94.50%)	$37.14
Class B:
Net asset value and offering price per share	$34.10
Class C:
Net asset value and offering price per share	$34.06
Class Y:
Net asset value and offering price per share	$35.19
Class R5:
Net asset value and offering price per share	$35.13
Class R6:
Net asset value and offering price per share	$35.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,895,300)	$30,739,635
Dividends from affiliated money market funds	214,612
Total investment income	30,954,247

Expenses:
Advisory fees	14,018,738
Administrative services fees	284,022
Custodian fees	1,034,047
Distribution fees:
Class A	1,777,795
Class B	284,715
Class C	944,463
Transfer agent fees — A, B, C and Y	2,225,493
Transfer agent fees — R5	147,881
Transfer agent fees — R6	6,205
Trustees’ and officers’ fees and benefits	45,382
Other	362,405
Total expenses	21,131,146
Less: Fees waived and expense offset arrangement(s)	(294,550)
Net expenses	20,836,596
Net investment income	10,117,651

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	41,093,674
Foreign currencies	362,125
41,455,799
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(4,216,770))	197,705,760
Foreign currencies	(60,967)
197,644,793
Net realized and unrealized gain	239,100,592
Net increase in net assets resulting from operations	$249,218,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$10,117,651	$26,870,635
Net realized gain	41,455,799	8,907,146
Change in net unrealized appreciation	197,644,793	235,882,488
Net increase in net assets resulting from operations	249,218,243	271,660,269

Distributions to shareholders from net investment income:
Class A	(10,041,528)	(10,421,609)
Class Y	(7,277,493)	(4,137,451)
Class R5	(6,238,180)	(5,752,226)
Class R6	(1,453,668)	—
Total distributions from net investment income	(25,010,869)	(20,311,286)

Distributions to shareholders from net realized gains:
Class A	—	(26,956,388)
Class B	—	(1,403,045)
Class C	—	(4,146,527)
Class Y	—	(7,951,517)
Class R5	—	(9,449,973)
Total distributions from net realized gains	—	(49,907,450)

Share transactions–net:
Class A	22,459,914	(115,117,778)
Class B	(10,132,364)	(16,108,568)
Class C	(12,545,015)	(38,842,153)
Class Y	228,765,028	323,152,428
Class R5	116,721,490	(625,844)
Class R6	(2,036,464)	122,461,840
Net increase in net assets resulting from share transactions	343,232,589	274,919,925
Net increase in net assets	567,439,963	476,361,458

Net assets:
Beginning of period	2,985,796,450	2,509,434,992
End of period (includes undistributed net investment income of $6,101,577 and $20,994,795, respectively)	$3,553,236,413	$2,985,796,450

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s objective is to provide long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Developing Markets Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Developing Markets Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

11                         Invesco Developing Markets Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $291,839.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $30,852 in front-end sales commissions from the sale of Class A shares and $3,683, $32,776 and $1,556 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12                         Invesco Developing Markets Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $479,458,525 and from Level 2 to Level 1 of $631,139,111, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Argentina	$50,375,572	$—	$—	$50,375,572
Brazil	570,514,512	—	—	570,514,512
Canada	9,512,614	—	—	9,512,614
China	216,911,553	286,224,672	—	503,136,225
Czech Republic	—	22,501,737	—	22,501,737
Egypt	9,887,386	—	—	9,887,386
Hong Kong	—	31,890,504	—	31,890,504
Indonesia	255,359,649	59,105,584	—	314,465,233
Israel	33,236,294	36,432,751	—	69,669,045
Malaysia	74,836,022	—	—	74,836,022
Mexico	259,162,484	—	—	259,162,484
Nigeria	51,325,150	—	—	51,325,150
Peru	84,152,704	—	—	84,152,704
Philippines	152,155,439	40,644,070	—	192,799,509
Russia	166,331,734	—	—	166,331,734
South Africa	14,462,000	84,215,470	—	98,677,470
South Korea	136,374,234	—	—	136,374,234
Sweden	39,586,249	—	—	39,586,249
Taiwan	79,029,789	—	—	79,029,789
Tanzania	16,148,129	—	—	16,148,129
Thailand	100,503,095	56,254,992	—	156,758,087
Turkey	30,935,230	134,402,053	—	165,337,283
United Arab Emirates	31,890,477	—	—	31,890,477
United States	412,642,353	—	—	412,642,353
Total Investments	$2,795,332,669	$751,671,833	$—	$3,547,004,502

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,711.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Developing Markets Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$114,743,051	$—	$114,743,051

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $455,994,660 and $181,008,517, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$855,444,250
Aggregate unrealized (depreciation) of investment securities	(193,278,931)
Net unrealized appreciation of investment securities	$662,165,319

Cost of investments for tax purposes is $2,884,839,183.

14                         Invesco Developing Markets Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,827,850	$199,838,253	7,896,017	$245,211,267
Class B	11,918	399,298	31,228	948,434
Class C	228,317	7,575,444	333,438	10,062,272
Class Y	10,517,831	361,628,774	14,870,063	465,424,916
Class R5	5,304,678	180,792,445	6,771,172	211,015,336
Class R6(b)	87,504	3,023,392	3,841,073	125,718,294

Issued as reinvestment of dividends:
Class A	290,404	9,589,136	1,255,835	36,368,985
Class B	—	—	48,827	1,377,904
Class C	—	—	142,880	4,027,764
Class Y	195,908	6,478,681	392,480	11,385,861
Class R5	150,837	4,979,131	440,289	12,741,950
Class R6	44,064	1,453,668	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	69,729	2,395,773	238,382	7,369,752
Class B	(71,741)	(2,395,773)	(244,124)	(7,369,752)

Reacquired:(c)
Class A	(5,566,691)	(189,363,248)	(13,135,434)	(404,067,782)
Class B	(246,296)	(8,135,889)	(370,843)	(11,065,154)
Class C	(611,461)	(20,120,459)	(1,773,164)	(52,932,189)
Class Y	(4,073,066)	(139,342,427)	(4,997,751)	(153,658,349)
Class R5	(2,034,837)	(69,050,086)	(7,033,473)	(224,383,130)
Class R6	(190,220)	(6,513,524)	(99,524)	(3,256,454)
Net increase in share activity	9,934,728	$343,232,589	8,607,371	$274,919,925

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $39,538 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

15                         Invesco Developing Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$32.70	$0.09	$2.55	$2.64	$(0.24)	$—	$(0.24)	$35.10	8.13%	$1,493,747	1.38	%(e)	1.40	%(e)	0.54	%(e)	6%
Year ended 10/31/12	30.38	0.29	2.86	3.15	(0.23)	(0.60)	(0.83)	32.70	10.72	1,371,476	1.44		1.45		0.93		19
Year ended 10/31/11	33.15	0.36	(2.87)	(2.51)	(0.23)	(0.03)	(0.26)	30.38	(7.62)	1,388,008	1.45		1.47		1.11		17
Year ended 10/31/10	25.61	0.33	7.54	7.87	(0.33)	—	(0.33)	33.15	31.04	1,355,604	1.52		1.53		1.17		22
Year ended 10/31/09	16.28	0.27	9.80	10.07	(0.33)	(0.41)	(0.74)	25.61	65.27	904,273	1.66		1.71		1.35		28
Year ended 10/31/08	37.97	0.37	(20.45)	(20.08)	(0.23)	(1.38)	(1.61)	16.28	(55.04)	401,275	1.59		1.60		1.26		27
Class B
Six months ended 04/30/13	31.66	(0.04)	2.48	2.44	—	—	—	34.10	7.71	53,694	2.13	(e)	2.15	(e)	(0.21	)(e)	6
Year ended 10/31/12	29.42	0.06	2.78	2.84	—	(0.60)	(0.60)	31.66	9.89	59,539	2.19		2.20		0.18		19
Year ended 10/31/11	32.16	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.42	(8.30)	71,066	2.20		2.22		0.36		17
Year ended 10/31/10	24.92	0.12	7.33	7.45	(0.21)	—	(0.21)	32.16	30.07	60,657	2.27		2.28		0.42		22
Year ended 10/31/09	15.69	0.11	9.59	9.70	(0.06)	(0.41)	(0.47)	24.92	64.01	49,822	2.41		2.46		0.60		28
Year ended 10/31/08	36.72	0.15	(19.74)	(19.59)	(0.06)	(1.38)	(1.44)	15.69	(55.36)	32,309	2.34		2.35		0.51		27
Class C
Six months ended 04/30/13	31.62	(0.04)	2.48	2.44	—	—	—	34.06	7.72	190,681	2.13	(e)	2.15	(e)	(0.21	)(e)	6
Year ended 10/31/12	29.38	0.06	2.78	2.84	—	(0.60)	(0.60)	31.62	9.90	189,142	2.19		2.20		0.18		19
Year ended 10/31/11	32.12	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.38	(8.31)	213,879	2.20		2.22		0.36		17
Year ended 10/31/10	24.89	0.12	7.32	7.44	(0.21)	—	(0.21)	32.12	30.07	222,634	2.27		2.28		0.42		22
Year ended 10/31/09	15.67	0.11	9.58	9.69	(0.06)	(0.41)	(0.47)	24.89	64.03	139,845	2.41		2.46		0.60		28
Year ended 10/31/08	36.68	0.15	(19.72)	(19.57)	(0.06)	(1.38)	(1.44)	15.67	(55.37)	76,853	2.34		2.35		0.51		27
Class Y
Six months ended 04/30/13	32.83	0.13	2.55	2.68	(0.32)	—	(0.32)	35.19	8.24	1,015,144	1.13	(e)	1.15	(e)	0.79	(e)	6
Year ended 10/31/12	30.50	0.37	2.87	3.24	(0.31)	(0.60)	(0.91)	32.83	11.01	729,007	1.19		1.20		1.18		19
Year ended 10/31/11	33.26	0.44	(2.88)	(2.44)	(0.29)	(0.03)	(0.32)	30.50	(7.39)	364,320	1.20		1.22		1.36		17
Year ended 10/31/10	25.66	0.41	7.56	7.97	(0.37)	—	(0.37)	33.26	31.41	203,884	1.27		1.28		1.42		22
Year ended 10/31/09	16.29	0.37	9.75	10.12	(0.34)	(0.41)	(0.75)	25.66	65.56	52,993	1.41		1.46		1.60		28
Year ended 10/31/08(f)	20.65	0.02	(4.38)	(4.36)	—	—	—	16.29	(21.11)	1,854	1.36	(g)	1.37	(g)	1.49	(g)	27
Class R5
Six months ended 04/30/13	32.80	0.15	2.55	2.70	(0.37)	—	(0.37)	35.13	8.31	670,611	1.00	(e)	1.02	(e)	0.92	(e)	6
Year ended 10/31/12	30.48	0.42	2.86	3.28	(0.36)	(0.60)	(0.96)	32.80	11.19	513,884	1.03		1.04		1.34		19
Year ended 10/31/11	33.22	0.49	(2.87)	(2.38)	(0.33)	(0.03)	(0.36)	30.48	(7.24)	472,161	1.02		1.04		1.54		17
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11		1.12		1.58		22
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17		1.19		1.84		28
Year ended 10/31/08	38.17	0.51	(20.56)	(20.05)	(0.34)	(1.38)	(1.72)	16.40	(54.81)	11,589	1.12		1.13		1.73		27
Class R6
Six months ended 04/30/13	32.81	0.16	2.54	2.70	(0.39)	—	(0.39)	35.12	8.31	129,359	0.96	(e)	0.98	(e)	0.96	(e)	6
Year ended 10/31/12(f)	32.73	0.05	0.03	0.08	—	—	—	32.81	0.24	122,749	0.96	(g)	0.98	(g)	1.41	(g)	19

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $179,562,130 and sold of $23,686,059 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,434,022, $57,415, $190,458, $852,828, $598,141 and $125,499 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(g)	Annualized.

16                         Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,080.90	$7.12	$1,017.95	$6.90	1.38%
B	1,000.00	1,077.10	10.97	1,014.23	10.64	2.13
C	1,000.00	1,077.20	10.97	1,014.23	10.64	2.13
Y	1,000.00	1,082.40	5.83	1,019.19	5.66	1.13
R5	1,000.00	1,083.10	5.16	1,019.84	5.01	1.00
R6	1,000.00	1,083.40	4.96	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Developing Markets Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	DVM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Emerging Markets Equity Fund

Nasdaq:

A: IEMAX ¡ C: IEMCX ¡ R: IEMRX ¡ Y: IEMYX ¡ R5: IEMIX ¡ R6: EMEFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.32%
Class C Shares	0.93
Class R Shares	1.24
Class Y Shares	1.42
Class R5 Shares	1.55
Class R6 Shares	1.42
MSCI EAFE Index ND‚ (Broad Market Index)	16.90
MSCI Emerging Markets Index ND‚ (Style-Specific Index)	5.29
Lipper Emerging Markets Funds Index■ (Peer Group Index)	7.51

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI Emerging Markets IndexSM ND is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Emerging Markets Funds Index is an unmanaged index considered representative of emerging markets funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	-14.65%
1 Year	-10.86
Class C Shares
Inception (5/31/11)	-12.76%
1 Year	-7.43
Class R Shares
Inception (5/31/11)	-12.37%
1 Year	-5.96
Class Y Shares
Inception (5/31/11)	-11.96%
1 Year	-5.53
Class R5 Shares
Inception (5/31/11)	-11.90%
1 Year	-5.41
Class R6 Shares
Inception	-12.06%
1 Year	-5.53

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales chargess
Class A Shares
Inception (5/31/11)	-15.25%
1 Year	-12.08
Class C Shares
Inception (5/31/11)	-13.23%
1 Year	-8.66
Class R Shares
Inception (5/31/11)	-12.82%
1 Year	-7.31
Class Y Shares
Inception (5/31/11)	-12.40%
1 Year	-6.78
Class R5 Shares
Inception (5/31/11)	-12.40%
1 Year	-6.78
Class R6 Shares
Inception	-12.56%
1 Year	-6.90

Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.91%, 2.66%, 2.16%, 1.66%, 1.66% and 1.66%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.50%, 4.25%, 3.75%, 3.25%, 2.96% and 2.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

2                      Invesco Emerging Markets Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                          Invesco Emerging Markets Equity Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.54%
Brazil–13.60%
Banco do Brasil S.A.	30,000	$377,999
Companhia de Saneamento de Minas Gerais–Copasa MG	11,400	263,007
Companhia Paranaense de Energia–Copel–Class B– Preference Shares	25,600	455,498
Itau Unibanco Holding S.A.–Preference Shares	18,000	301,739
PDG Realty S.A. Empreendimentos e Participacoes	102,600	115,892
Petroleo Brasileiro S.A.–ADR	31,201	597,499
Telefonica Brasil S.A.–Preference Shares	17,100	453,054
Vale S.A.–ADR	28,288	483,442
		3,048,130

China–13.77%
China Agri-Industries Holdings Ltd.	535,000	263,092
China Communications Construction Co. Ltd.–Class H	458,000	438,518
China Construction Bank Corp.–Class H	738,000	619,078
China Mobile Ltd.	88,000	963,338
CNOOC Ltd.	296,000	553,344
KWG Property Holding Ltd.	360,000	248,657
		3,086,027

Hong Kong–2.07%
First Pacific Co. Ltd.	162,000	225,549
Haier Electronics Group Co. Ltd.	134,000	239,332
		464,881

India–7.87%
PowerShares India Portfolio–ETF(a)	14,131	267,358
Tata Motors Ltd.–ADR	21,648	596,186
WisdomTree India Earnings Fund–ETF(b)	47,600	899,640
		1,763,184

Indonesia–4.32%
PT Bank Rakyat Indonesia (Persero) Tbk	392,500	379,528
PT Telekomunikasi Indonesia Persero Tbk	241,000	289,675
PT United Tractors Tbk	163,500	298,143
		967,346

Mexico–2.17%
America Movil S.A.B. de C.V.–Series L	453,800	486,209

Poland–1.30%
KGHM Polska Miedz S.A.	6,190	290,811

Russia–7.86%
Gazprom OAO–ADR	34,226	271,582
Magnitogorsk Iron & Steel Works–REGS–GDR(c)	59,551	180,070
Rosneft Oil Co.–REGS–GDR(c)	71,172	486,461
Sberbank of Russia–ADR	35,028	450,460
Sistema JSFC–REGS–GDR(c)	19,445	371,748
		1,760,321

	Shares	Value
South Africa–6.92%
Sasol Ltd.	11,657	$504,999
Standard Bank Group Ltd.	24,506	306,134
Steinhoff International Holdings Ltd.(d)	169,636	452,748
Tiger Brands Ltd.	9,248	287,645
		1,551,526

South Korea–19.71%
Dongbu Insurance Co., Ltd.	10,715	432,479
Hyundai Department Store Co., Ltd.	2,241	325,585
Hyundai Mipo Dockyard Co., Ltd.	3,301	323,721
Hyundai Mobis	2,472	561,165
KT&G Corp.	7,405	533,213
POSCO	1,178	337,534
Samsung Electronics Co., Ltd.	839	1,157,998
Shinhan Financial Group Co., Ltd.	11,977	414,358
SK Telecom Co., Ltd.–ADR	17,044	332,188
		4,418,241

Taiwan–6.11%
Hon Hai Precision Industry Co., Ltd.	168,000	433,366
TPK Holding Co. Ltd.	20,000	406,149
Unimicron Technology Corp.	289,000	304,604
Wistron Corp.	222,800	225,892
		1,370,011

Thailand–3.71%
Bangkok Bank PCL–NVDR	57,500	445,022
PTT PCL	35,100	387,265
		832,287

Turkey–1.40%
Asya Katilim Bankasi AS(d)	258,879	314,520

United Arab Emirates–2.26%
Dragon Oil PLC	51,522	506,617

United States–2.47%
iShares MSCI Emerging Markets Index–ETF	12,800	554,112
Total Common Stocks & Other Equity Interests (Cost $22,473,183)		21,414,223

Money Market Funds–3.67%
Liquid Assets Portfolio–Institutional Class(e)	411,586	411,586
Premier Portfolio–Institutional Class(e)	411,585	411,585
Total Money Market Funds (Cost $823,171)		823,171
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.21% (Cost $23,296,354)		22,237,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Emerging Markets Equity Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan–3.03%
Liquid Asset Portfolio—Institutional Class (Cost $678,300)(e)(f)	678,300	$678,300
TOTAL INVESTMENTS–102.24% (Cost $23,974,654)		22,915,694
OTHER ASSETS LESS LIABILITIES–(2.24)%		(500,984)
NET ASSETS–100.00%		$22,414,710

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	The Exchange-Traded Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment advisor.
(b)	All or a portion of this security was out on loan at April 30, 2013.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $1,038,279, which represented 4.63% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	26.8%
Energy	14.7
Telecommunication Services	12.9
Information Technology	11.3
Consumer Discretionary	7.6
Industrials	7.4
Consumer Staples	5.8
Materials	5.8
Utilities	3.2
Money Market Funds Plus Other Assets Less Liabilities	4.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Markets Equity Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $22,473,183)*	$21,414,223
Investments in affiliated money market funds, at value and cost	1,501,471
Total investments, at value (Cost $23,974,654)	22,915,694
Foreign currencies, at value (Cost $187,916)	188,507
Receivable for:
Fund shares sold	80,661
Dividends	67,406
Fund expenses absorbed	17,915
Investment for trustee deferred compensation and retirement plans	8,702
Other assets	55,455
Total assets	23,334,340

Liabilities:
Payable for:
Investments purchased	117,762
Fund shares reacquired	37,935
Collateral upon return of securities loaned	678,300
Accrued fees to affiliates	9,797
Accrued trustees’ and officers’ fees and benefits	1,443
Accrued other operating expenses	65,583
Trustee deferred compensation and retirement plans	8,810
Total liabilities	919,630
Net assets applicable to shares outstanding	$22,414,710

Net assets consist of:
Shares of beneficial interest	$24,881,468
Undistributed net investment income	(14,348)
Undistributed net realized gain (loss)	(1,393,793)
Unrealized appreciation (depreciation)	(1,058,617)
$22,414,710

Net Assets:
Class A	$12,809,844
Class C	$1,660,722
Class R	$347,772
Class Y	$363,090
Class R5	$125,016
Class R6	$7,108,266

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,679,834
Class C	218,797
Class R	45,685
Class Y	47,642
Class R5	16,396
Class R6	931,696
Class A:
Net asset value per share	$7.63
Maximum offering price per share
(Net asset value of $7.63 ÷ 94.50%)	$8.07
Class C:
Net asset value and offering price per share	$7.59
Class R:
Net asset value and offering price per share	$7.61
Class Y:
Net asset value and offering price per share	$7.62
Class R5:
Net asset value and offering price per share	$7.62
Class R6:
Net asset value and offering price per share	$7.63

*	At April 30, 2013, securities with an aggregate value of $675,444 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Markets Equity Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $28,516)	$210,290
Dividends from affiliated money market funds (includes securities lending income of $282)	611
Total investment income	210,901

Expenses:
Advisory fees	97,504
Administrative services fees	24,795
Custodian fees	16,587
Distribution fees:
Class A	14,352
Class C	6,913
Class R	481
Transfer agent fees — A,C, R and Y	18,776
Transfer agent fees — R5	65
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	13,133
Registration and filing fees	36,374
Professional services fees	29,303
Other	14,820
Total expenses	273,107
Less: Fees waived and expenses reimbursed	(84,970)
Net expenses	188,137
Net investment income	22,764

Realized and unrealized (loss) gain from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $12,660)	(229,836)
Foreign currencies	11,263
(218,573)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(10,979))	365,363
Foreign currencies	(3,735)
361,628
Net realized and unrealized gain	143,055
Net increase in net assets resulting from operations	$165,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Markets Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$22,764	$237,469
Net realized gain (loss)	(218,573)	(1,038,990)
Change in net unrealized appreciation (depreciation)	361,628	(76,882)
Net increase (decrease) in net assets resulting from operations	165,819	(878,403)

Distributions to shareholders from net investment income:
Class A	(110,390)	(32,643)
Class C	(4,715)	(1,371)
Class R	(725)	(61)
Class Y	(4,128)	(375)
Class R5	(1,534)	(76,092)
Class R6	(95,808)	—
Total distributions from net investment income	(217,300)	(110,542)

Distributions to shareholders from net realized gains:
Class A	—	(17,089)
Class C	—	(1,067)
Class R	—	(36)
Class Y	—	(156)
Class R5	—	(31,729)
Total distributions from net realized gains	—	(50,077)

Share transaction-net:
Class A	2,670,122	6,660,049
Class C	517,236	1,059,805
Class R	280,250	67,901
Class Y	84,719	262,277
Class R5	6,839	(7,446,893)
Class R6	(394,418)	7,716,124
Net increase in net assets resulting from share transactions	3,164,748	8,319,263
Net increase in net assets	3,113,267	7,280,241

Net assets:
Beginning of period	19,301,443	12,021,202
End of period (includes undistributed net investment income $(14,348) and $180,188, respectively)	$22,414,710	$19,301,443

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

8                         Invesco Emerging Markets Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Emerging Markets Equity Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts

10                         Invesco Emerging Markets Equity Fund

are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.85%, 2.60%, 2.10%, 1.60%, 1.60% and 1.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; and (4) extraordinary or non-routine items, including litigation expenses. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $66,125 and reimbursed Class level expenses of $16,119, $1,941, $270, $446, $65 and $4 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $6,148 in front-end sales commissions from the sale of Class A shares and $2 and $442 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Emerging Markets Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $3,146,596 and from Level 2 to Level 1 of $3,537,994, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,048,130	$—	$—	$3,048,130
China	1,650,513	1,435,514	—	3,086,027
Hong Kong	239,332	225,549	—	464,881
India	1,763,184	—	—	1,763,184
Indonesia	587,818	379,528	—	967,346
Mexico	486,209	—	—	486,209
Poland	—	290,811	—	290,811
Russia	1,208,503	551,818	—	1,760,321
South Africa	1,046,527	504,999	—	1,551,526
South Korea	4,080,707	337,534	—	4,418,241
Taiwan	659,258	710,753	—	1,370,011
Thailand	—	832,287	—	832,287
Turkey	—	314,520	—	314,520
United Arab Emirates	506,617	—	—	506,617
United States	2,055,583	—	—	2,055,583
Total Investments	$17,332,381	$5,583,313	$—	$22,915,694

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12                         Invesco Emerging Markets Equity Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$692,796	$322,798	$1,015,594

*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $5,270,285 and $2,806,268, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,337,993
Aggregate unrealized (depreciation) of investment securities	(2,556,579)
Net unrealized appreciation (depreciation) of investment securities	$(1,218,586)

Cost of investments for tax purposes is $24,134,280.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	525,034	$4,094,855	1,311,601	$10,269,941
Class C	100,243	777,464	227,458	1,853,472
Class R	35,764	281,323	8,975	67,945
Class Y	23,210	182,975	36,426	294,053
Class R5	1,427	11,029	155,831	1,143,432
Class R6(b)	22,029	171,928	1,002,447	7,869,187

Issued as reinvestment of dividends:
Class A	11,199	86,231	2,726	20,961
Class C	607	4,665	308	2,362
Class R	86	660	1	8
Class Y	524	4,030	54	417
Class R5	170	1,310	14,024	107,707
Class R6	12,443	95,809	—	—

Reacquired:(c)
Class A	(195,576)	(1,510,964)	(473,332)	(3,630,853)
Class C	(34,414)	(264,893)	(104,692)	(796,029)
Class R	(222)	(1,733)	(5)	(52)
Class Y	(13,002)	(102,286)	(4,241)	(32,193)
Class R5	(733)	(5,500)	(1,110,514)	(8,698,032)
Class R6	(85,719)	(662,155)	(19,504)	(153,063)
Net increase in share activity	403,070	$3,164,748	1,047,563	$8,319,263

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 42% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $42 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

13                         Invesco Emerging Markets Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$7.61	$0.01	$0.09	$0.10	$(0.08)	$—	$(0.08)	$7.63	1.32%	$12,810	1.85	%(d)	2.76	%(d)	0.17	%(d)	14%
Year ended 10/31/12	8.07	0.11	(0.47)	(0.36)	(0.07)	(0.03)	(0.10)	7.61	(4.51)	10,187	1.85		3.44		1.36		34
Period ended 10/31/11(e)	10.00	0.03	(1.96)	(1.93)	—	—	—	8.07	(19.30)	4,019	1.84	(f)	5.28	(f)	0.87	(f)	16
Class C
Six months ended 04/30/13	7.55	(0.02)	0.09	0.07	(0.03)	—	(0.03)	7.59	0.93	1,661	2.60	(d)	3.51	(d)	(0.58	)(d)	14
Year ended 10/31/12	8.05	0.04	(0.47)	(0.43)	(0.04)	(0.03)	(0.07)	7.55	(5.28)	1,150	2.60		4.19		0.61		34
Period ended 10/31/11(e)	10.00	0.00	(1.95)	(1.95)	—	—	—	8.05	(19.50)	236	2.59	(f)	6.03	(f)	0.12	(f)	16
Class R
Six months ended 04/30/13	7.58	0.00	0.09	0.09	(0.06)	—	(0.06)	7.61	1.24	348	2.10	(d)	3.01	(d)	(0.08	)(d)	14
Year ended 10/31/12	8.06	0.08	(0.47)	(0.39)	(0.06)	(0.03)	(0.09)	7.58	(4.86)	76	2.10		3.69		1.11		34
Period ended 10/31/11(e)	10.00	0.02	(1.96)	(1.94)	—	—	—	8.06	(19.40)	9	2.09	(f)	5.53	(f)	0.62	(f)	16
Class Y
Six months ended 04/30/13	7.61	0.02	0.09	0.11	(0.10)	—	(0.10)	7.62	1.42	363	1.60	(d)	2.51	(d)	0.42	(d)	14
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	281	1.60		3.19		1.61		34
Period ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	38	1.59	(f)	5.03	(f)	1.12	(f)	16
Class R5
Six months ended 04/30/13	7.61	0.02	0.09	0.11	(0.10)	—	(0.10)	7.62	1.42	125	1.60	(d)	2.33	(d)	0.42	(d)	14
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	118	1.60		2.90		1.61		34
Period ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	7,720	1.59	(f)	4.86	(f)	1.12	(f)	16
Class R6
Six months ended 04/30/13	7.62	0.02	0.09	0.11	(0.10)	—	(0.10)	7.63	1.42	7,108	1.60	(d)	2.23	(d)	0.42	(d)	14
Period ended 10/31/12(e)	7.85	0.01	(0.24)	(0.23)	—	—	—	7.62	(2.93)	7,488	1.60	(f)	1.79	(f)	1.61	(f)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,577, $1,394, $194, $320, $130 and $7,414 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of May 31, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

14                         Invesco Emerging Markets Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	Actual		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	1,000.00	$1,013.20	$9.23	$1,015.62	$9.25	1.85%
C	1,000.00	1,009.30	12.95	1,011.90	12.97	2.60
R	1,000.00	1,012.40	10.48	1,014.38	10.49	2.10
Y	1,000.00	1,014.20	7.99	1,016.86	8.00	1.60
R5	1,000.00	1,015.50	8.00	1,016.86	8.00	1.60
R6	1,000.00	1,014.20	7.99	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Emerging Markets Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 EME-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Emerging Market Local Currency Debt Fund
Nasdaq:
A: IAEMX ■ B: IBEMX ■ C: ICEMX ■ R: IREMX ■ Y: IYEMX ■ R5: IIEMX ■ R6: IFEMX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

11	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.83%
Class B Shares	5.43
Class C Shares	5.43
Class R Shares	5.80
Class Y Shares	5.96
Class R5 Shares	5.96
Class R6 Shares	5.96
JP Morgan GBI Emerging Markets Global Diversified Index▼ (Broad Market/Style-Specific Index)	7.02
Lipper Emerging Markets Debt Funds Index■ (Peer Group Index)	4.12
Source(s): ▼Invesco, Bloomberg L.P.; ■Lipper Inc.

The JP Morgan GBI Emerging Markets Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic-currency government bonds.

The Lipper Emerging Markets Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Emerging Market Local Currency Debt Fund

Average Annual Total Returns As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	7.61%
1 Year	4.13

Class B Shares
Inception (6/16/10)	7.49%
1 Year	2.90

Class C Shares
Inception (6/16/10)	8.43%
1 Year	7.00

Class R Shares
Inception (6/16/10)	8.97%
1 Year	8.44

Class Y Shares
Inception (6/16/10)	9.51%
1 Year	8.97

Class R5 Shares
Inception (6/16/10)	9.48%
1 Year	8.98

Class R6 Shares
Inception	9.26%
1 Year	8.76

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	6.75%
1 Year	1.95

Class B Shares
Inception (6/16/10)	6.66%
1 Year	0.77

Class C Shares
Inception (6/16/10)	7.64%
1 Year	4.87

Class R Shares
Inception (6/16/10)	8.14%
1 Year	6.19

Class Y Shares
Inception (6/16/10)	8.71%
1 Year	6.82

Class R5 Shares
Inception (6/16/10)	8.64%
1 Year	6.72

Class R6 Shares
Inception	8.46%
1 Year	6.58

Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.79%, 2.54%, 2.54%, 2.04%, 1.54%, 1.28% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

3 Invesco Emerging Market Local Currency Debt Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■      Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined  process to build portfolios and mitigate risk.

■      Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■      Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Emerging Market Local Currency Debt Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–97.50%(a)
Brazil–8.70%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	1,400,000	$738,205
Brazil Notas do Tesouro Nacional, Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	1,100,000	568,639
Series F, Unsec. Notes, 10.00%, 01/01/21	BRL	3,700,000	1,909,482
Brazilian Government International Bond, Sr. Unsec. Global Bonds,
12.50%, 01/05/16	BRL	1,600,000	949,620
12.50%, 01/05/22	BRL	1,000,000	689,724
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	1,150,000	620,033
			5,475,703

Chile–0.99%
Bonos del Banco Central de Chile en Pesos, Bonds, 6.00%, 03/01/22	CLP	280,000,000	622,083

China–1.54%
Sinochem Offshore Capital Co. Ltd., Sr. Unsec. Gtd. Euro Notes, 1.80%, 01/18/14	CNY	6,000,000	965,398

Colombia–1.24%
Empresa de Telecomunicaciones de Bogota, Sr. Unsec. Notes, 7.00%, 01/17/23(b)	COP	230,000,000	134,286
Empresas Publicas de Medellin, Sr. Unsec. Notes, 8.38%, 02/01/21(b)	COP	1,000,000,000	645,497
			779,783

Costa Rica–1.54%
Republic of Costa Rica, Unsec. Bonds,
9.43%, 06/29/22(b)	CRC	200,000,000	432,231
11.04%, 09/27/17(b)	CRC	237,500,000	538,635
			970,866

Germany–0.84%
KFW, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	526,083

Hungary–3.64%
Hungary Government Bond, Series 17/B, Unsec. Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,635,656
Series 20/A, Unsec. Bonds, 7.50%, 11/12/20	HUF	130,000,000	653,554
			2,289,210

	Principal Amount		Value
Luxembourg–1.44%
Bank of New York Mellon Luxembourg S.A., Sec. Medium-Term Euro Notes, 10.70%, 06/05/18(b)	NGN	150,000,000	$906,531

Malaysia–8.84%
Malaysia Government Bond, Series 0111, Sr. Unsec. Bonds, 4.16%, 07/15/21	MYR	5,681,000	1,973,042
Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	3,925,000	1,315,975
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	6,500,000	2,269,808
			5,558,825

Mexico–8.46%
America Movil SAB de CV, Series 12, Sr. Unsec. Euro Notes, 6.45%, 12/05/22	MXN	30,000,000	2,698,120
Mexican Bonos, Series M20, Bonds, 10.00%, 12/05/24	MXN	21,350,000	2,624,138
			5,322,258

Peru–3.41%
Peruvian Government International Bond, Sr. Unsec. Notes,
6.95%, 08/12/31(b)	PEN	1,800,000	850,011
8.20%, 08/12/26(b)	PEN	2,460,000	1,297,434
			2,147,445

Philippines–1.28%
Philippine Government International Bond,
Sr. Unsec. Global Bonds, 3.90%, 11/26/22	PHP	10,000,000	260,986
Sr. Unsec. Global Notes, 4.95%, 01/15/21	PHP	20,000,000	546,249
			807,235

Poland–8.29%
Poland Government Bond, Series 1020, Unsec. Bonds, 5.25%, 10/25/20	PLN	1,600,000	582,755
Series 1021, Unsec. Bonds, 5.75%, 10/25/21	PLN	1,015,000	383,688
Series DS1015, Unsec. Bonds, 6.25%, 10/24/15	PLN	5,385,000	1,849,835
Series DS1017, Unsec. Bonds, 5.25%, 10/25/17	PLN	6,855,000	2,400,556
			5,216,834

Russia–9.57%
AHML Finance Ltd., Unsec. Notes, 7.75%, 02/13/18(b)	RUB	45,000,000	1,475,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Market Local Currency Debt Fund

	Principal Amount		Value
Russia–(continued)
RusHydro JSC via RusHydro Finance Ltd., Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	47,000,000	$1,519,569
Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sr. Unsec. Medium-Term Euro Loan Participation Notes, 8.70%, 03/17/16	RUB	13,200,000	443,227
Russian Federal Bond- OFZ, Series 26207, Unsec. Bonds, 8.15%, 02/03/27	RUB	15,000,000	547,611
Series 6212, Unsec. Bond, 7.05%, 01/19/28	RUB	30,600,000	1,016,151
Russian Railways via RZD Capital PLC, REGS, Sr. Unsec. Euro Loan Participation Notes, 8.30%, 04/02/19(b)	RUB	30,000,000	1,015,302
			6,017,367

South Africa–5.14%
South Africa Government Bond, Series 2023, Unsec. Bonds, 7.75%, 02/28/23	ZAR	18,620,000	2,301,393
Series R208, Unsec. Bonds, 6.75%, 03/31/21	ZAR	7,975,000	928,584
			3,229,977

South Korea–0.24%
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.30%, 03/15/14(b)	IDR	1,450,000,000	151,997

Supranational–7.52%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Global Notes, 9.00%, 06/27/13	ZAR	8,950,000	1,002,454
European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	461,458
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,249,610
Inter-American Development Bank, Series GDIF/382, Medium-Term Euro Notes, 7.05%, 01/23/14	BRL	1,200,000	601,645
International Bank for Reconstruction & Development,
Series GDIF, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 03/02/17	TRY	1,400,000	914,175
Unsec. Unsub. Medium-Term Euro Notes, 7.68%, 08/10/16	ZAR	4,250,000	499,717
			4,729,059

	Principal Amount			Value
Thailand–6.41%
Thailand Government Bond, Sr. Unsec. Bonds,
3.65%, 12/17/21	THB	70,800,000		$2,479,507
3.88%, 06/13/19	THB	32,575,000		1,158,872
Series ILB, Sr. Unsec. Bonds, 1.20%, 07/14/21	THB	10,800,000		396,145
				4,034,524

Turkey–5.48%
Akbank TAS, Sr. Unsec. Notes, 7.50%, 02/05/18(b)	TRY	1,580,000		899,734
Turkey Government Bond, Unsec. Bonds,
7.10%, 03/08/23	TRY	863,000		512,957
9.50%, 01/12/22	TRY	1,040,000		704,318
10.50%, 01/15/20	TRY	340,000		236,327
11.00%, 08/06/14	TRY	490,000		293,505
Series CPI, Unsec. Bonds,
3.00%, 02/23/22	TRY	360,000	(d)	256,185
4.00%, 04/01/20	TRY	650,000	(d)	546,492
				3,449,518

United Kingdom–4.00%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000		1,945,963
Standard Chartered Bank Singapore, Sr. Unsec. Notes, 8.15%, 06/14/22(b)	INR	30,000,000		571,412
				2,517,375

United States–8.93%
Citigroup Inc., Unsec. Medium-Term Euro Notes,
0.00%, 06/25/13(b)(c)	NGN	165,000,000		1,029,449
8.50%, 03/05/16(b)	VND	18,000,000,000		875,576
JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000		493,487
Series 2012-4906, Unsec. Medium-Term Euro Notes, 7.00%, 05/18/27(b)	IDR	13,000,000,000		1,448,617
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000		1,771,897
				5,619,026
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $58,816,787)				61,337,097

U.S. Dollar Denominated Bonds and Notes–0.31%
Venezuela–0.31%
Petroleos de Venezuela S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17 (Cost $178,284)(b)		$200,000		194,000
TOTAL INVESTMENTS–97.81% (Cost $58,995,071)				61,531,097
OTHER ASSETS LESS LIABILITIES–2.19%				1,376,895
NET ASSETS–100.00%				$62,907,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Market Local Currency Debt Fund

Investment Abbreviations:

BRL	– Brazillian Real
CLP	– Chilean Peso
CNY	– Chinese Yuen
COP	– Colombian Peso
CRC	– Costa Rican Colon
Gtd.	– Guaranteed
HUF	– Hungary Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peru Nuevo Sol
PHP	– Philippines Peso
PLN	– Poland Zloty
REGS	– Regulation S
RUB	– Russian Rouble
Sec.	– Secured
Sr.	– Senior
THB	– Thailand Baht
TRY	– New Turkish Lire
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VND	– Vietnamese Dong
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $14,317,944, which represented 22.76% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Principal amount of security and interest payments are adjusted for inflation.

Portfolio Composition

By industry, based on Net Assets

as of April 30, 2013

Sovereign Debt	59.2%
Diversified Banks	17.6
Other Diversified Financial Services	6.0
Wireless Telecommunication Services	4.3
Electric Utilities	3.5
Investment Banking & Brokerage	2.8
Railroads	1.6
Diversified Chemicals	1.5
Advertising	0.8
Integrated Oil & Gas	0.3
Integrated Telecommunication Services	0.2
Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Market Local Currency Debt Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $58,995,071)	$61,531,097
Foreign currencies, at value (Cost $137,460)	136,142
Receivable for:
Investments sold	505,954
Fund shares sold	173,912
Dividends and interest	1,257,372
Fund expenses absorbed	7,830
Investment for trustee deferred compensation and retirement plans	11,548
Other assets	66,685
Total assets	63,690,540

Liabilities:
Payable for:
Fund shares reacquired	52,525
Amount due custodian	642,446
Foreign currency contracts outstanding	6,089
Accrued fees to affiliates	19,705
Accrued trustees’ and officers’ fees and benefits	1,724
Accrued other operating expenses	45,939
Trustee deferred compensation and retirement plans	14,120
Total liabilities	782,548
Net assets applicable to shares outstanding	$62,907,992

Net assets consist of:
Shares of beneficial interest	$60,378,481
Undistributed net investment income	118,642
Undistributed net realized gain (loss)	(124,170)
Unrealized appreciation	2,535,039
$62,907,992

Net Assets:
Class A	$19,991,978
Class B	$810,850
Class C	$4,870,864
Class R	$871,031
Class Y	$3,145,000
Class R5	$506,184
Class R6	$32,712,085

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,954,221
Class B	79,343
Class C	476,135
Class R	85,163
Class Y	307,352
Class R5	49,529
Class R6	3,200,598
Class A:
Net asset value per share	$10.23
Maximum offering price per share
(Net asset value of $10.23 ÷ 95.25%)	$10.74
Class B:
Net asset value and offering price per share	$10.22
Class C:
Net asset value and offering price per share	$10.23
Class R:
Net asset value and offering price per share	$10.23
Class Y:
Net asset value and offering price per share	$10.23
Class R5:
Net asset value and offering price per share	$10.22
Class R6:
Net asset value and offering price per share	$10.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Emerging Market Local Currency Debt Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 6,935)	$1,764,740
Dividends from affiliated money market funds	722
Total investment income	1,765,462

Expenses:
Advisory fees	216,978
Administrative services fees	24,795
Custodian fees	18,628
Distribution fees:
Class A	22,268
Class B	4,310
Class C	22,161
Class R	1,978
Transfer agent fees — A, B, C, R and Y	27,848
Transfer agent fees — R5	210
Transfer agent fees — R6	60
Trustees’ and officers’ fees and benefits	13,259
Registration and filing fees	44,995
Professional services fees	28,468
Other	17,646
Total expenses	443,604
Less: Fees waived and expenses reimbursed	(108,443)
Net expenses	335,161
Net investment income	1,430,301

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(86,971)
Foreign currencies	(37,199)
(124,170)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(9,121))	1,992,155
Foreign currencies	955
Foreign currency contracts	(6,089)
1,987,021
Net realized and unrealized gain	1,862,851
Net increase in net assets resulting from operations	$3,293,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Emerging Market Local Currency Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$1,430,301	$2,532,483
Net realized gain (loss)	(124,170)	(675,153)
Change in net unrealized appreciation	1,987,021	1,632,530
Net increase in net assets resulting from operations	3,293,152	3,489,860

Distributions to shareholders from net investment income:
Class A	(396,475)	(1,114,330)
Class B	(15,769)	(69,887)
Class C	(81,566)	(261,421)
Class R	(15,847)	(39,578)
Class Y	(60,938)	(121,204)
Class R5	(10,715)	(2,654,216)
Class R6	(719,539)	(27,096)
Total distributions from net investment income	(1,300,849)	(4,287,732)

Return of capital:
Class A	—	(20,340)
Class B	—	(1,444)
Class C	—	(5,528)
Class R	—	(964)
Class Y	—	(2,658)
Class R5	—	(44,613)
Class R6	—	(48,439)
Total return of capital	—	(123,986)

Distributions to shareholders from net realized gains:
Class A	—	(295,445)
Class B	—	(19,749)
Class C	—	(73,634)
Class R	—	(9,083)
Class Y	—	(25,872)
Class R5	—	(687,065)
Total distributions from net realized gains	—	(1,110,848)

Share transactions–net:
Class A	4,874,948	2,305,570
Class B	(73,798)	49,188
Class C	778,537	1,004,441
Class R	(103,691)	565,004
Class Y	1,190,908	790,600
Class R5	31,371	(27,218,312)
Class R6	1,228,016	30,249,184
Net increase in net assets resulting from share transactions	7,926,291	7,745,675
Net increase in net assets	9,918,594	5,712,969

Net assets:
Beginning of period	52,989,398	47,276,429
End of period (includes undistributed net investment income of $118,642 and $(10,810), respectively)	$62,907,992	$52,989,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Emerging Market Local Currency Debt Fund

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Market Local Currency Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Emerging Market Local Currency Debt Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12                         Invesco Emerging Market Local Currency Debt Fund

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Next $500 million	0.67%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $80,325 and reimbursed class level expenses of $18,762, $908, $4,669, $833, $2,676, $211 and 59 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

13                         Invesco Emerging Market Local Currency Debt Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $4,609 in front-end sales commissions from the sale of Class A shares and $0, $434 and $64 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$5,619,026	$—	$5,619,026
Foreign Debt Securities	—	20,179,926	—	20,179,926
Foreign Government Debt Securities	—	35,732,145	—	35,732,145
	—	61,531,097	—	61,531,097
Foreign Currency Contracts*	—	(6,089)	—	(6,089)
Total Investments	$—	$61,525,008	$—	$61,525,008

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$—	$(6,089)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain
Currency risk	$—
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(6,089)
Total	$(6,089)

*	The average notional value of foreign currency contracts outstanding during the period was $51,015.

14                         Invesco Emerging Market Local Currency Debt Fund

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/05/13	Morgan Stanley & Co., Inc.	RUB	9,619,500	USD	300,000	$306,089	$(6,089)

Currency Abbreviations:

RUB	– Russian Ruble
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

The Fund does not have a capital loss carryforward as of April 30, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $22,304,192 and $9,868,164, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,728,767
Aggregate unrealized (depreciation) of investment securities	(1,192,741)
Net unrealized appreciation of investment securities	$2,536,026

Cost of investments is the same for tax and financial reporting purposes.

15                         Invesco Emerging Market Local Currency Debt Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	851,579	$8,621,186	891,645	$8,658,193
Class B	19,733	199,040	25,272	245,618
Class C	136,529	1,376,635	212,407	2,063,927
Class R	25,484	257,255	58,524	564,235
Class Y	275,574	2,786,376	230,180	2,236,639
Class R5	20,725	208,131	592,452	5,555,535
Class R6(b)	126,529	1,271,155	3,095,665	30,421,365

Issued as reinvestment of dividends:
Class A	28,284	284,532	124,476	1,157,501
Class B	1,360	13,670	8,210	76,442
Class C	6,299	63,372	30,645	285,565
Class R	1,556	15,636	5,175	48,473
Class Y	4,189	42,175	10,327	97,014
Class R5	1,044	10,478	362,924	3,383,877
Class R6(b)	71,642	719,539	7,591	75,535

Automatic conversion of Class B shares to Class A shares:
Class A	4,895	49,343	9,730	94,090
Class B	(4,900)	(49,343)	(9,737)	(94,090)

Reacquired:(c)
Class A	(403,561)	(4,080,113)	(796,497)	(7,604,214)
Class B	(23,620)	(237,165)	(18,372)	(178,782)
Class C	(65,451)	(661,470)	(141,566)	(1,345,051)
Class R	(37,704)	(376,582)	(5,101)	(47,704)
Class Y	(161,423)	(1,637,643)	(160,562)	(1,543,053)
Class R5	(18,600)	(187,238)	(3,705,101)	(36,157,724)
Class R6(b)	(75,680)	(762,678)	(25,149)	(247,716)
Net increase in share activity	784,483	$7,926,291	803,138	$7,745,675

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 52% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $129 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

16                         Invesco Emerging Market Local Currency Debt Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$9.88	$0.24	$0.33	$0.57	$(0.22)	$—	—	$(0.22)	$10.23	5.83%	$19,992	1.23	%(e)	1.72	%(e)	4.87	%(e)	18%
Year ended 10/31/12	10.36	0.50	0.17	0.67	(0.88)	(0.24)	(0.03)	(1.15)	9.88	7.50	14,549	1.24		1.79		5.17		30
Year ended 10/31/11	11.11	0.53	(0.49)	0.04	(0.63)	(0.16)	—	(0.79)	10.36	0.34	12,886	1.23		1.86		4.97		106
Year ended 10/31/10(f)	10.00	0.21	1.07	1.28	(0.17)	—	—	(0.17)	11.11	12.90	1,776	1.24	(g)	1.76	(g)	5.06	(g)	22
Class B
Six months ended 04/30/13	9.87	0.21	0.32	0.53	(0.18)	—	—	(0.18)	10.22	5.43	811	1.98	(e)	2.47	(e)	4.12	(e)	18
Year ended 10/31/12	10.35	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.87	6.70	856	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.49)	(0.04)	(0.55)	(0.16)	—	(0.71)	10.35	(0.42)	843	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	455	1.99	(g)	2.51	(g)	4.31	(g)	22
Class C
Six months ended 04/30/13	9.88	0.21	0.32	0.53	(0.18)	—	—	(0.18)	10.23	5.43	4,871	1.98	(e)	2.47	(e)	4.12	(e)	18
Year ended 10/31/12	10.36	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.88	6.70	3,938	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.48)	(0.03)	(0.55)	(0.16)	—	(0.71)	10.36	(0.33)	3,079	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	314	1.99	(g)	2.51	(g)	4.31	(g)	22
Class R
Six months ended 04/30/13	9.87	0.23	0.34	0.57	(0.21)	—		(0.21)	10.23	5.80	871	1.48	(e)	1.97	(e)	4.62	(e)	18
Year ended 10/31/12	10.36	0.48	0.16	0.64	(0.86)	(0.24)	(0.03)	(1.13)	9.87	7.13	946	1.49		2.04		4.92		30
Year ended 10/31/11	11.11	0.49	(0.48)	0.01	(0.60)	(0.16)	—	(0.76)	10.36	0.09	386	1.48		2.11		4.72		106
Year ended 10/31/10(f)	10.00	0.20	1.07	1.27	(0.16)	—	—	(0.16)	11.11	12.81	44	1.49	(g)	2.01	(g)	4.81	(g)	22
Class Y
Six months ended 04/30/13	9.88	0.26	0.32	0.58	(0.23)	—	—	(0.23)	10.23	5.96	3,145	0.98	(e)	1.47	(e)	5.12	(e)	18
Year ended 10/31/12	10.37	0.52	0.17	0.69	(0.91)	(0.24)	(0.03)	(1.18)	9.88	7.67	1,867	0.99		1.54		5.42		30
Year ended 10/31/11	11.11	0.56	(0.49)	0.07	(0.65)	(0.16)	—	(0.81)	10.37	0.69	1,131	0.98		1.61		5.22		106
Year ended 10/31/10(f)	10.00	0.22	1.07	1.29	(0.18)	—	—	(0.18)	11.11	13.00	432	0.99	(g)	1.51	(g)	5.31	(g)	22
Class R5
Six months ended 04/30/13	9.87	0.26	0.32	0.58	(0.23)	—	—	(0.23)	10.22	5.96	506	0.98	(e)	1.35	(e)	5.12	(e)	18
Year ended 10/31/12	10.35	0.52	0.18	0.70	(0.91)	(0.24)	(0.03)	(1.18)	9.87	7.78	457	0.99		1.28		5.42		30
Year ended 10/31/11	11.11	0.56	(0.51)	0.05	(0.65)	(0.16)	—	(0.81)	10.35	0.50	28,952	0.98		1.36		5.22		106
Year ended 10/31/10(f)	10.00	0.21	1.08	1.29	(0.18)	—	—	(0.18)	11.11	13.00	70,233	0.99	(g)	1.29	(g)	5.31	(g)	22
Class R6
Six months ended 04/30/13	9.87	0.26	0.32	0.58	(0.23)	—	—	(0.23)	10.22	5.96	32,712	0.98	(e)	1.26	(e)	5.12	(e)	18
Year ended 10/31/12(f)	9.83	0.06	0.01	0.07	(0.00)	—	(0.03)	(0.03)	9.87	0.66	30,375	0.99	(g)	1.26	(g)	5.42	(g)	30

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal periods prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,961, $869, $4,469, $798, $2,562, $467 and $31,214 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 16, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

17                         Invesco Emerging Market Local Currency Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,058.30	$6.28	$1,018.70	$6.16	1.23%
B	1,000.00	1,054.30	10.09	1,014.98	9.89	1.98
C	1,000.00	1,054.30	10.09	1,014.98	9.89	1.98
R	1,000.00	1,058.00	7.55	1,017.46	7.40	1.48
Y	1,000.00	1,059.60	5.00	1,019.93	4.91	0.98
R5	1,000.00	1,059.60	5.00	1,019.93	4.91	0.98
R6	1,000.00	1,059.60	5.00	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Emerging Market Local Currency Debt Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                 EMLCD-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Endeavor Fund

Nasdaq:
A: ATDAX ■ B: ATDBX ■ C: ATDCX ■ R: ATDRX ■ Y: ATDYX ■ R5: ATDIX ■ R6: ATDFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.36%
Class B Shares	18.95
Class C Shares	18.94
Class R Shares	19.21
Class Y Shares	19.53
Class R5 Shares	19.60
Class R6 Shares	19.67
S&P 500 Index▼ (Broad Market Index)	14.42
Russell Midcap Index■ (Style-Specific Index)	18.90
Lipper Mid-Cap Core Funds Index¿ (Peer Group Index)	17.62

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.67%
5 Years	9.52
1 Year	17.61

Class B Shares
Inception (11/4/03)	9.65%
5 Years	9.68
1 Year	18.56

Class C Shares
Inception (11/4/03)	9.54%
5 Years	9.95
1 Year	22.62

Class R Shares
Inception	10.07%
5 Years	10.53
1 Year	24.21

Class Y Shares
Inception	10.47%
5 Years	11.04
1 Year	24.83

Class R5 Shares
Inception	10.86%
5 Years	11.39
1 Year	25.03

Class R6 Shares
Inception	10.36%
5 Years	10.84
1 Year	24.87

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.76%
5 Years	10.04
1 Year	14.51

Class B Shares
Inception (11/4/03)	9.74%
5 Years	10.19
1 Year	15.28

Class C Shares
Inception (11/4/03)	9.63%
5 Years	10.47
1 Year	19.26

Class R Shares
Inception	10.16%
5 Years	11.04
1 Year	20.83

Class Y Shares
Inception	10.56%
5 Years	11.57
1 Year	21.52

Class R5 Shares
Inception	10.95%
5 Years	11.91
1 Year	21.63

Class R6 Shares
Inception	10.45%
5 Years	11.36
1 Year	21.47

applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.12%, 0.90% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your
Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■      Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined process  to build portfolios and mitigate risk.

■       Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■       Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–70.86%
Airlines–1.71%
Ryanair Holdings PLC–ADR (Ireland)	148,800	$6,448,992

Application Software–2.00%
Autodesk, Inc.(b)	191,781	7,552,336

Brewers–3.38%
Molson Coors Brewing Co.–Class B	246,908	12,740,453

Building Products–1.83%
Kingspan Group PLC (Ireland)	571,400	6,901,487

Communications Equipment–2.40%
Plantronics, Inc.	206,272	9,038,839

Construction & Engineering–9.90%
Orion Marine Group, Inc.(b)(c)	1,669,847	15,295,799
Pike Electric Corp.	780,098	12,192,932
Quanta Services, Inc.(b)	357,884	9,834,652
		37,323,383

Education Services–2.64%
K12 Inc.(b)	391,223	9,964,450

Environmental & Facilities Services–3.35%
Newalta Corp. (Canada)	918,824	12,650,475

Health Care Distributors–2.62%
Patterson Cos. Inc.	260,000	9,867,000

Health Care Equipment–3.70%
Zimmer Holdings, Inc.	182,381	13,943,027

Home Entertainment Software–2.97%
Activision Blizzard, Inc.	747,906	11,181,195

Industrial Conglomerates–2.47%
DCC PLC (Ireland)	254,531	9,315,689

Investment Banking & Brokerage–2.48%
Charles Schwab Corp. (The)	552,472	9,369,925

Leisure Facilities–1.91%
International Speedway Corp.–Class A	219,133	7,202,902

	Shares	Value
Life & Health Insurance–2.92%
Unum Group	394,920	$11,014,319

Managed Health Care–2.47%
UnitedHealth Group Inc.	155,306	9,307,489

Multi-Line Insurance–2.19%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	155,473	8,239,460

Oil & Gas Drilling–1.31%
Patterson-UTI Energy, Inc.	234,433	4,944,192

Oil & Gas Exploration & Production–6.67%
Devon Energy Corp.	170,289	9,376,112
Ultra Petroleum Corp.(b)	736,853	15,768,654
		25,144,766

Paper Products–0.94%
Fortress Paper Ltd.–Class A (Canada)(b)	449,900	3,545,966

Research & Consulting Services–2.18%
FTI Consulting, Inc.(b)	248,639	8,234,924

Semiconductors–4.07%
International Rectifier Corp.(b)	724,318	15,362,785

Trading Companies & Distributors–2.86%
Grafton Group PLC (Ireland)(d)	1,551,711	10,792,269

Trucking–1.89%
Con-way Inc.	211,300	7,141,940
Total Common Stocks & Other Equity Interests (Cost $205,985,651)		267,228,263

Money Market Funds–29.35%
Liquid Assets Portfolio– Institutional Class(e)	55,356,463	55,356,463
Premier Portfolio– Institutional Class(e)	55,356,463	55,356,463
Total Money Market Funds (Cost $110,712,926)		110,712,926
TOTAL INVESTMENTS–100.21% (Cost $316,698,577)		377,941,189
OTHER ASSETS LESS LIABILITIES–(0.21)%		(801,680)
NET ASSETS–100.00%		$377,139,509

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2013 represented 4.06% of the Fund’s Net Assets. See Note 4.
(d)	Each unit is comprised of one ordinary share of Euro 0.05, seventeen Class A shares and one C share.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Industrials	26.2%
Information Technology	11.4
Health Care	8.8
Energy	8.0
Financials	7.6
Consumer Discretionary	4.6
Consumer Staples	3.4
Materials	0.9
Money Market Funds Plus Other Assets Less Liabilities	29.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $190,492,712)	$251,932,464
Investments in affiliates, at value (Cost $126,205,865)	126,008,725
Total investments, at value (Cost $316,698,577)	377,941,189
Foreign currencies, at value (Cost $217)	218
Receivable for:
Investments sold	697,224
Fund shares sold	1,518,788
Dividends	288,503
Investment for trustee deferred compensation and retirement plans	27,108
Other assets	48,199
Total assets	380,521,229

Liabilities:
Payable for:
Investments purchased	2,385,937
Fund shares reacquired	719,864
Accrued fees to affiliates	174,959
Accrued trustees’ and officers’ fees and benefits	2,160
Accrued other operating expenses	50,219
Trustee deferred compensation and retirement plans	48,581
Total liabilities	3,381,720
Net assets applicable to shares outstanding	$377,139,509

Net assets consist of:
Shares of beneficial interest	$309,642,123
Undistributed net investment income	173,531
Undistributed net realized gain	6,080,752
Unrealized appreciation	61,243,103
$377,139,509

Net Assets:
Class A	$143,060,197
Class B	$6,276,142
Class C	$36,617,974
Class R	$26,791,639
Class Y	$60,706,638
Class R5	$25,705,305
Class R6	$77,981,614

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,286,727
Class B	341,782
Class C	1,993,129
Class R	1,389,588
Class Y	3,053,578
Class R5	1,271,996
Class R6	3,856,326
Class A:
Net asset value per share	$19.63
Maximum offering price per share
(Net asset value of $19.63 ÷ 94.50%)	$20.77
Class B:
Net asset value and offering price per share	$18.36
Class C:
Net asset value and offering price per share	$18.37
Class R:
Net asset value and offering price per share	$19.28
Class Y:
Net asset value and offering price per share	$19.88
Class R5:
Net asset value and offering price per share	$20.21
Class R6:
Net asset value and offering price per share	$20.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $27,118)	$3,078,907
Dividends from affiliated money market funds	35,726
Total investment income	3,114,633

Expenses:
Advisory fees	1,132,078
Administrative services fees	49,959
Custodian fees	11,059
Distribution fees:
Class A	148,686
Class B	31,330
Class C	149,676
Class R	62,344
Transfer agent fees — A, B, C, R and Y	220,201
Transfer agent fees — R5	8,589
Transfer agent fees — R6	1,969
Trustees’ and officers’ fees and benefits	15,398
Other	111,666
Total expenses	1,942,955
Less: Fees waived and expense offset arrangement(s)	(47,530)
Net expenses	1,895,425
Net investment income	1,219,208

Realized and unrealized gain from:
Net realized gain from:
Investment securities	6,434,080
Foreign currencies	5,009
6,439,089
Change in net unrealized appreciation of:
Investment securities	46,155,673
Foreign currencies	1,147
46,156,820
Net realized and unrealized gain	52,595,909
Net increase in net assets resulting from operations	$53,815,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$1,219,208	$(859,053)
Net realized gain	6,439,089	26,407,145
Change in net unrealized appreciation	46,156,820	1,588,745
Net increase in net assets resulting from operations	53,815,117	27,136,837

Distributions to shareholders from net investment income:
Class A	(375,233)	—
Class B	(15,157)	—
Class C	(68,381)	—
Class R	(77,643)	—
Class Y	(85,763)	—
Class R5	(66,393)	—
Class R6	(314,607)	—
Total distributions from net investment income	(1,003,177)	—

Distributions to shareholders from net realized gains:
Class A	(9,759,796)	(416,024)
Class B	(602,027)	(34,950)
Class C	(2,667,268)	(100,196)
Class R	(2,258,723)	(68,213)
Class Y	(2,013,789)	(26,543)
Class R5	(1,523,823)	(385,185)
Class R6	(6,827,610)	—
Total distributions from net realized gains	(25,653,036)	(1,031,111)

Share transactions–net:
Class A	30,004,262	654,609
Class B	(382,738)	(2,042,014)
Class C	7,742,522	3,513,010
Class R	1,301,914	6,758,059
Class Y	34,983,269	15,551,831
Class R5	7,297,056	(82,440,261)
Class R6	(3,312,059)	75,763,017
Net increase in net assets resulting from share transactions	77,634,226	17,758,251
Net increase in net assets	104,793,130	43,863,977

Net assets:
Beginning of period	272,346,379	228,482,402
End of period (includes undistributed net investment income (loss) of $173,531 and $(42,500), respectively)	$377,139,509	$272,346,379

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco Endeavor Fund

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

10                         Invesco Endeavor Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Endeavor Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $47,043.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $26,622 in front-end sales commissions from the sale of Class A shares and $95, $1,989 and $1,304 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Endeavor Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/13	Dividend Income
Orion Marine Group, Inc.	$10,702,977	$631,425	$—	$3,961,397	$—	$15,295,799	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $487.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration

13                         Invesco Endeavor Fund

period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $26,917,023 and $21,935,282, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$68,934,240
Aggregate unrealized (depreciation) of investment securities	(8,013,019)
Net unrealized appreciation of investment securities	$60,921,221

Cost of investments for tax purposes is $317,019,968.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	2,222,197	$41,643,765	2,688,972	$46,664,729
Class B	29,113	514,610	34,497	562,465
Class C	472,163	8,350,807	601,706	9,817,640
Class R	331,317	6,094,165	781,293	13,388,327
Class Y	2,081,495	39,944,344	1,191,324	21,293,594
Class R5	515,494	10,014,894	1,319,934	23,174,638
Class R6(b)	39,536	740,755	4,005,199	75,966,187

Issued as reinvestment of dividends:
Class A	555,806	9,391,123	24,634	392,420
Class B	36,662	580,516	2,200	33,305
Class C	164,582	2,607,694	6,418	97,166
Class R	140,695	2,336,363	4,339	68,213
Class Y	96,467	1,650,165	1,456	23,392
Class R5	63,222	1,098,656	23,664	385,012
Class R6	410,759	7,142,217	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	29,788	555,006	76,308	1,333,392
Class B	(31,811)	(555,006)	(80,600)	(1,333,392)

Reacquired:
Class A	(1,156,639)	(21,585,632)	(2,776,580)	(47,735,932)
Class B	(53,098)	(922,858)	(80,036)	(1,304,392)
Class C	(187,583)	(3,215,979)	(394,992)	(6,401,796)
Class R	(389,809)	(7,128,614)	(390,111)	(6,698,481)
Class Y	(350,028)	(6,611,240)	(319,026)	(5,765,155)
Class R5	(200,946)	(3,816,494)	(5,705,048)	(105,999,911)
Class R6	(588,221)	(11,195,031)	(10,947)	(203,170)
Net increase in share activity	4,231,161	$77,634,226	1,004,604	$17,758,251

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 20% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Commencement date of September 24, 2012.

14                         Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$18.19	$0.07	$3.16	$3.23	$(0.06)	$(1.73)	$(1.79)	$19.63	19.36%	$143,060	1.30	%(d)	1.33	%(d)	0.74	%(d)	9%
Year ended 10/31/12	16.36	(0.08)	1.98	1.90	—	(0.07)	(0.07)	18.19	11.70	102,508	1.34		1.37		(0.41)		37
Year ended 10/31/11	14.78	(0.08)	1.66	1.58	—	—	—	16.36	10.69	91,975	1.34		1.37		(0.49)		30
Year ended 10/31/10	12.51	(0.05)	2.32	2.27	—	—	—	14.78	18.15	81,536	1.45		1.47		(0.36)		38
Year ended 10/31/09	8.99	(0.04)	3.60	3.56	(0.04)	—	(0.04)	12.51	39.91	78,496	1.71		1.72		(0.35)		30
Year ended 10/31/08	16.73	0.05	(6.42)	(6.37)	(0.04)	(1.33)	(1.37)	8.99	(41.00)	54,056	1.52		1.53		0.42		30
Class B
Six months ended 04/30/13	17.16	(0.00)	2.97	2.97	(0.04)	(1.73)	(1.77)	18.36	18.95	6,276	2.05	(d)	2.08	(d)	(0.01	)(d)	9
Year ended 10/31/12	15.55	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.16	10.89	6,195	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.16	(0.20)	1.59	1.39	—	—	—	15.55	9.82	7,542	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.07	(0.15)	2.24	2.09	—	—	—	14.16	17.32	9,025	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.47	3.37	—	—	—	12.07	38.74	8,823	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	7,771	2.27		2.28		(0.33)		30
Class C
Six months ended 04/30/13	17.17	(0.00)	2.97	2.97	(0.04)	(1.73)	(1.77)	18.37	18.94	36,618	2.05	(d)	2.08	(d)	(0.01	)(d)	9
Year ended 10/31/12	15.56	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.17	10.88	26,513	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.17	(0.20)	1.59	1.39	—	—	—	15.56	9.81	20,710	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.08	(0.15)	2.24	2.09	—	—	—	14.17	17.30	19,436	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.48	3.38	—	—	—	12.08	38.85	16,995	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	14,941	2.27		2.28		(0.33)		30
Class R
Six months ended 04/30/13	17.91	0.05	3.10	3.15	(0.05)	(1.73)	(1.78)	19.28	19.21	26,792	1.55	(d)	1.58	(d)	0.49	(d)	9
Year ended 10/31/12	16.14	(0.11)	1.95	1.84	—	(0.07)	(0.07)	17.91	11.49	23,412	1.59		1.62		(0.66)		37
Year ended 10/31/11	14.63	(0.12)	1.63	1.51	—	—	—	16.14	10.32	14,721	1.59		1.62		(0.74)		30
Year ended 10/31/10	12.40	(0.08)	2.31	2.23	—	—	—	14.63	17.98	12,850	1.70		1.72		(0.61)		38
Year ended 10/31/09	8.91	(0.06)	3.56	3.50	(0.01)	—	(0.01)	12.40	39.43	5,787	1.96		1.97		(0.60)		30
Year ended 10/31/08	16.59	0.02	(6.35)	(6.33)	(0.02)	(1.33)	(1.35)	8.91	(41.06)	4,317	1.77		1.78		0.17		30
Class Y
Six months ended 04/30/13	18.38	0.09	3.20	3.29	(0.07)	(1.72)	(1.79)	19.88	19.53	60,707	1.05	(d)	1.08	(d)	0.99	(d)	9
Year ended 10/31/12	16.49	(0.03)	1.99	1.96	—	(0.07)	(0.07)	18.38	11.97	22,529	1.09		1.12		(0.16)		37
Year ended 10/31/11	14.86	(0.04)	1.67	1.63	—	—	—	16.49	10.97	5,802	1.09		1.12		(0.24)		30
Year ended 10/31/10	12.55	(0.01)	2.32	2.31	—	—	—	14.86	18.41	4,150	1.20		1.22		(0.11)		38
Year ended 10/31/09	9.00	(0.01)	3.61	3.60	(0.05)	—	(0.05)	12.55	40.24	1,323	1.46		1.47		(0.10)		30
Year ended 10/31/08(e)	11.18	0.00	(2.18)	(2.18)	—	—	—	9.00	(19.50)	343	1.32	(f)	1.34	(f)	0.62	(f)	30
Class R5
Six months ended 04/30/13	18.65	0.10	3.25	3.35	(0.07)	(1.72)	(1.79)	20.21	19.60	25,705	0.92	(d)	0.95	(d)	1.12	(d)	9
Year ended 10/31/12	16.69	0.01	2.02	2.03	—	(0.07)	(0.07)	18.65	12.25	16,677	0.87		0.90		0.06		37
Year ended 10/31/11	15.01	0.00	1.68	1.68	—	—	—	16.69	11.19	87,733	0.85		0.88		0.00		30
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94		0.96		0.16		38
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08		1.09		0.28		30
Year ended 10/31/08	16.94	0.12	(6.49)	(6.37)	(0.12)	(1.33)	(1.45)	9.12	(40.66)	2,329	0.98		0.99		0.96		30
Class R6
Six months ended 04/30/13	18.65	0.11	3.25	3.36	(0.07)	(1.72)	(1.79)	20.22	19.67	77,982	0.84	(d)	0.87	(d)	1.20	(d)	9
Year ended 10/31/12(e)	18.97	—	(0.32)	(0.32)	—	—	—	18.65	(1.69)	74,513	0.83	(f)	0.86	(f)	0.10	(f)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $119,935, $6,318, $30,183, $25,144, $28,663, $19,871 and $77,478 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(f)	Annualized.

15                         Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,193.60	$7.07	$1,018.35	$6.51	1.30%
B	1,000.00	1,189.50	11.13	1,014.63	10.24	2.05
C	1,000.00	1,189.40	11.13	1,014.63	10.24	2.05
R	1,000.00	1,192.10	8.42	1,017.11	7.75	1.55
Y	1,000.00	1,195.30	5.72	1,019.59	5.26	1.05
R5	1,000.00	1,196.00	5.01	1,020.23	4.61	0.92
R6	1,000.00	1,196.70	4.58	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Endeavor Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                    END-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Global Health Care Fund
Nasdaq:
A: GGHCX ■ B: GTHBX ■ C: GTHCX ■ Y: GGHYX ■ Investor: GTHIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.31%
Class B Shares	21.88
Class C Shares	21.85
Class Y Shares	22.44
Investor Class Shares	22.31
MSCI World Index ND▼ (Broad Market Index)	14.67
MSCI World Health Care Index ND■ (Style-Specific Index)	20.23
Lipper Global Health/Biotechnology Funds Index■ (Peer Group Index)	20.01
Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI World Health Care Index ND is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

different sales charge structures and class expenses.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	10.67%
10 Years	8.81
5 Years	8.11
1 Year	20.44

Class B Shares
Inception (4/1/93)	10.90%
10 Years	8.82
5 Years	8.23
1 Year	21.52

Class C Shares
Inception (3/1/99)	7.72%
10 Years	8.66
5 Years	8.52
1 Year	25.49

Class Y Shares
10 Years	9.55%
5 Years	9.59
1 Year	27.78

Investor Class Shares
10 Years	9.43%
5 Years	9.35
1 Year	27.47

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.18%, 1.93%, 1.93%, 0.93% and 1.18%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	10.54%
10 Years	8.79
5 Years	7.68
1 Year	16.47

Class B Shares
Inception (4/1/93)	10.74%
10 Years	8.80
5 Years	7.79
1 Year	17.38

Class C Shares
Inception (3/1/99)	7.49%
10 Years	8.63
5 Years	8.09
1 Year	21.35

Class Y Shares
10 Years	9.52%
5 Years	9.14
1 Year	23.56

Investor Class Shares
10 Years	9.40%
5 Years	8.90
1 Year	23.26

2                         Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■      Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined  process to build portfolios and mitigate risk.

■      Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■      Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.85%
Biotechnology–20.50%
Alexion Pharmaceuticals, Inc.(b)	178,599	$17,502,702
Algeta ASA (Norway)(b)	243,802	8,265,406
Amarin Corp. PLC–ADR (Ireland)(b)	940,805	6,971,365
ARIAD Pharmaceuticals, Inc.(b)	617,673	11,037,816
Biogen Idec Inc.(b)	168,135	36,809,796
BioMarin Pharmaceutical Inc.(b)	436,051	28,604,946
Celgene Corp.(b)	221,592	26,163,367
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97–05/25/12; Cost $408,490)(b)(c)(d)	9,944	0
Gilead Sciences, Inc.(b)	992,166	50,243,286
Incyte Corp.(b)	432,586	9,581,780
Infinity Pharmaceuticals, Inc.(b)	194,460	8,379,281
Keryx Biopharmaceuticals, Inc.(b)	671,551	5,473,141
Medivation Inc.(b)	302,288	15,933,600
NewLink Genetics Corp.(b)	217,440	3,031,114
Onyx Pharmaceuticals, Inc.(b)	226,862	21,506,518
Vertex Pharmaceuticals Inc.(b)	264,816	20,343,165
		269,847,283

Drug Retail–1.77%
CVS Caremark Corp.	225,243	13,104,638
Raia Drogasil S.A. (Brazil)	945,978	10,169,925
		23,274,563

Health Care Distributors–5.98%
Cardinal Health, Inc.	733,116	32,418,390
McKesson Corp.	286,519	30,319,441
Patterson Cos. Inc.	422,492	16,033,571
		78,771,402

Health Care Equipment–8.63%
Abbott Laboratories	535,140	19,757,369
Baxter International Inc.	262,985	18,374,762
Covidien PLC	301,540	19,250,313
HeartWare International Inc.(b)	151,799	14,780,669
Hologic, Inc.(b)	501,720	10,220,036
Olympus Corp. (Japan)(b)	717,200	17,987,014
Sensys Medical, Inc. (Acquired 04/23/04–08/09/06; Cost $1,302)(b)(c)(d)	8,750	0
Wright Medical Group, Inc.(b)	562,822	13,192,548
		113,562,711

Health Care Facilities–7.38%
HCA Holdings, Inc.	713,799	28,473,442
Health Management Associates Inc.–Class A(b)	1,526,904	17,544,127
Rhoen-Klinikum AG (Germany)	591,180	12,628,633
Tenet Healthcare Corp.(b)	369,602	16,765,147
Universal Health Services, Inc.–Class B	325,424	21,669,984
		97,081,333

	Shares	Value
Health Care Services–3.44%
Air Methods Corp.	277,145	$10,140,736
Express Scripts Holding Co.(b)	334,107	19,835,933
Innovacare Inc. (Acquired 12/12/12; Cost $3,158,532)(b)(c)	805,748	4,633,051
Quest Diagnostics Inc.	190,598	10,736,385
		45,346,105

Health Care Technology–1.70%
Cerner Corp.(b)	141,304	13,673,988
HMS Holdings Corp.(b)	345,266	8,704,156
		22,378,144

Life Sciences Tools & Services–1.58%
Thermo Fisher Scientific, Inc.	257,902	20,807,533

Managed Health Care–5.43%
Aetna Inc.	357,240	20,519,866
Humana Inc.	180,602	13,384,414
Qualicorp S.A. (Brazil)(b)(c)	791,200	7,691,344
UnitedHealth Group Inc.	498,495	29,874,805
		71,470,429

Pharmaceuticals–40.44%
AbbVie Inc.	481,659	22,180,397
Allergan, Inc.	111,446	12,654,693
AstraZeneca PLC–ADR (United Kingdom)	504,250	26,180,660
Auxilium Pharmaceuticals Inc.(b)	468,585	6,995,974
Bayer AG (Germany)	325,277	33,937,041
Eli Lilly & Co.	332,427	18,409,807
Endo Health Solutions Inc.(b)	557,002	20,408,553
GlaxoSmithKline PLC–ADR (United Kingdom)	1,063,339	54,910,826
Hikma Pharmaceuticals PLC (United Kingdom)	950,063	14,418,838
Jazz Pharmaceuticals PLC(b)	214,165	12,496,528
Johnson & Johnson	643,868	54,876,870
Locus Pharmaceuticals, Inc. (Acquired 11/21/00–05/09/07; Cost $6,852,940)(b)(c)(d)	258,824	0
Nippon Shinyaku Co., Ltd. (Japan)	834,000	12,943,297
Novartis AG–ADR (Switzerland)	701,780	51,763,293
Pfizer Inc.	2,116,217	61,518,428
Pharmstandard–GDR (Russia)(b)(c)	138,700	2,900,217
Roche Holding AG (Switzerland)	214,814	53,780,647
Sanofi–ADR (France)	712,878	38,032,041
Shire PLC–ADR (Ireland)	297,051	27,815,856
Zoetis Inc.	184,682	6,098,200
		532,322,166
Total Common Stocks & Other Equity Interests (Cost $837,145,513)		1,274,861,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Health Care Fund

	Shares	Value
Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	$0
Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98–09/30/05; Cost $7,627,993)(b)(c)(d)	2,173,209	0
Series B, Conv. Pfd.,
(Acquired 03/16/05–01/12/07; Cost $245,305)(b)(c)(d)	282,004	0
Total Preferred Stocks (Cost $9,873,299)		0

	Shares	Value
Money Market Funds–3.91%
Liquid Assets Portfolio–Institutional Class(e)	25,717,399	$25,717,399
Premier Portfolio–Institutional Class(e)	25,717,399	25,717,399
Total Money Market Funds (Cost $51,434,798)		51,434,798
TOTAL INVESTMENTS–100.76% (Cost $898,453,610)		1,326,296,467
OTHER ASSETS LESS LIABILITIES–(0.76)%		(10,068,762)
NET ASSETS–100.00%		$1,316,227,705

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
GDR	– Global Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $15,224,612, which represented 1.16% of the Fund’s Net Assets.
(d)	Security is considered venture capital. See Note 1K.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2013

Health Care	94.5%
Consumer Staples	1.8
Industrials	0.6
Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $847,018,812)	$1,274,861,669
Investments in affiliated money market funds, at value and cost	51,434,798
Total investments, at value (Cost $898,453,610)	1,326,296,467
Foreign currencies, at value (Cost $600,271)	606,828
Receivable for:
Investments sold	737,409
Fund shares sold	556,706
Dividends	2,382,887
Investment for trustee deferred compensation and retirement plans	84,840
Other assets	1,231,765
Total assets	1,331,896,902

Liabilities:
Payable for:
Investments purchased	13,106,322
Fund shares reacquired	779,328
Foreign currency contracts outstanding	491,914
Accrued fees to affiliates	839,908
Accrued trustees’ and officers’ fees and benefits	3,408
Accrued other operating expenses	126,780
Trustee deferred compensation and retirement plans	321,537
Total liabilities	15,669,197
Net assets applicable to shares outstanding	$1,316,227,705

Net assets consist of:
Shares of beneficial interest	$812,961,171
Undistributed net investment income	2,070,160
Undistributed net realized gain	73,796,957
Unrealized appreciation	427,399,417
$1,316,227,705

Net Assets:
Class A	$674,619,720
Class B	$18,954,420
Class C	$47,164,328
Class Y	$10,335,898
Investor Class	$565,153,339

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	18,521,249
Class B	634,124
Class C	1,576,209
Class Y	281,821
Investor Class	15,512,336
Class A:
Net asset value per share	$36.42
Maximum offering price per share
(Net asset value of $36.42 ÷ 94.50%)	$38.54
Class B:
Net asset value and offering price per share	$29.89
Class C:
Net asset value and offering price per share	$29.92
Class Y:
Net asset value and offering price per share	$36.68
Investor Class:
Net asset value and offering price per share	$36.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $994,244)	$9,195,587
Dividends from affiliated money market funds	25,407
Total investment income	9,220,994

Expenses:
Advisory fees	3,741,312
Administrative services fees	144,598
Custodian fees	50,994
Distribution fees:
Class A	744,544
Class B	95,855
Class C	196,062
Investor Class	636,483
Transfer agent fees	1,080,107
Trustees’ and officers’ fees and benefits	22,571
Other	136,116
Total expenses	6,848,642
Less: Fees waived and expense offset arrangement(s)	(35,264)
Net expenses	6,813,378
Net investment income	2,407,616

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	74,115,204
Foreign currencies	89,265
Foreign currency contracts	288,925
74,493,394
Change in net unrealized appreciation (depreciation) of:
Investment securities	163,249,370
Foreign currencies	20,578
Foreign currency contracts	(249,660)
163,020,288
Net realized and unrealized gain	237,513,682
Net increase in net assets resulting from operations	$239,921,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$2,407,616	$3,951,074
Net realized gain	74,493,394	81,741,705
Change in net unrealized appreciation	163,020,288	95,678,846
Net increase in net assets resulting from operations	239,921,298	181,371,625

Distributions to shareholders from net investment income:
Class A	(2,133,636)	(2,758,769)
Class Y	(42,420)	(42,235)
Investor Class	(1,827,900)	(2,284,196)
Total distributions from net investment income	(4,003,956)	(5,085,200)

Distributions to shareholders from net realized gains:
Class A	(38,905,483)	(9,279,147)
Class B	(1,591,032)	(581,929)
Class C	(2,904,662)	(654,508)
Class Y	(470,608)	(95,637)
Investor Class	(33,330,549)	(7,682,911)
Total distributions from net realized gains	(77,202,334)	(18,294,132)

Share transactions–net:
Class A	29,704,065	(57,333,279)
Class B	(3,015,744)	(12,778,069)
Class C	6,767,547	(1,883,685)
Class Y	2,426,596	216,372
Investor Class	14,521,858	(33,098,751)
Net increase (decrease) in net assets resulting from share transactions	50,404,322	(104,877,412)
Net increase in net assets	209,119,330	53,114,881

Net assets:
Beginning of period	1,107,108,375	1,053,993,494
End of period (includes undistributed net investment income of $2,070,160 and $3,666,500, respectively)	$1,316,227,705	$1,107,108,375

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Global Health Care Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Global Health Care Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

L.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exemptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

10                         Invesco Global Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses under this limitation during the period.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $31,880.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $32,678 in front-end sales commissions from the sale of Class A shares and $21, $7,675 and $1,054 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $10,109 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for the portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Global Health Care Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,264,982,552	$61,313,915	$0	$1,326,296,467
Foreign Currency Contracts*	—	(491,914)	—	(491,914)
Total Investments	$1,264,982,552	$60,822,001	$0	$1,325,804,553

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$—	$(491,914)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain
Currency risk	$288,925
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(249,660)
Total	$39,265

*	The average notional value of foreign currency contracts outstanding during the period was $54,311,053.

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/17/13	Citibank Capital	CHF	33,143,000	USD	35,435,879	$35,651,210	$(215,331)
05/17/13	Citibank Capital	EUR	22,280,000	USD	29,070,053	29,346,636	(276,583)
Total open foreign currency contracts							$(491,914)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

12                         Invesco Global Health Care Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $3,384.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $256,875,597 and $280,821,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$447,344,289
Aggregate unrealized (depreciation) of investment securities	(20,418,948)
Net unrealized appreciation of investment securities	$426,925,341

Cost of investments for tax purposes is $899,371,126.

13                         Invesco Global Health Care Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,278,168	$43,076,778	1,093,312	$32,737,582
Class B	26,161	731,107	37,001	919,146
Class C	333,040	9,157,079	259,135	6,608,964
Class Y	102,712	3,456,319	90,117	2,719,003
Investor Class	290,884	9,710,738	350,649	10,478,882

Issued as reinvestment of dividends:
Class A	1,213,223	36,894,105	405,172	10,842,417
Class B	60,211	1,507,085	24,689	553,768
Class C	110,091	2,758,886	27,663	621,029
Class Y	13,825	422,911	4,333	116,563
Investor Class	1,108,729	33,727,547	358,726	9,603,111

Automatic conversion of Class B shares to Class A shares:
Class A	56,002	1,920,970	311,445	9,289,552
Class B	(68,113)	(1,920,970)	(372,619)	(9,289,552)

Reacquired:(b)
Class A	(1,593,711)	(52,187,788)	(3,716,210)	(110,202,830)
Class B	(123,740)	(3,332,966)	(200,044)	(4,961,431)
Class C	(189,859)	(5,148,418)	(369,620)	(9,113,678)
Class Y	(44,040)	(1,452,634)	(86,380)	(2,619,194)
Investor Class	(883,699)	(28,916,427)	(1,785,639)	(53,180,744)
Net increase (decrease) in share activity	1,689,884	$50,404,322	(3,568,270)	$(104,877,412)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $545 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

14                         Invesco Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(e)	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$32.09	$0.07	(j)	$6.62		$6.69	$(0.12)	$(2.24)	$(2.36)	$36.42	22.31%		$674,620	1.12	%(d)	1.13	%(d)	0.45	%(d)(j)	23%
Year ended 10/31/12	27.75	0.12		4.84		4.96	(0.14)	(0.48)	(0.62)	32.09	18.34		563,802	1.17		1.18		0.40		39
Year ended 10/31/11	26.15	(0.03)		1.63	(f)	1.60	—	—	—	27.75	6.12	(f)	540,451	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)		3.02	(f)	2.95	—	—	—	26.15	12.71	(f)	439,402	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02)		2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		425,719	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(g)	(7.66)		(7.65)	—	(2.88)	(2.88)	21.41	(26.28)		425,928	1.21		1.22		0.03	(g)	61
Class B
Six months ended 04/30/13	26.72	(0.04	)(j)	5.45		5.41	—	(2.24)	(2.24)	29.89	21.88		18,954	1.87	(d)	1.88	(d)	(0.30	)(d)(j)	23
Year ended 10/31/12	23.24	(0.09)		4.05		3.96	—	(0.48)	(0.48)	26.72	17.45		19,765	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.07	(0.20)		1.37	(f)	1.17	—	—	—	23.24	5.30	(f)	29,064	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.72	(0.22)		2.57	(f)	2.35	—	—	—	22.07	11.92	(f)	30,872	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.43	(0.15)		2.04		1.89	—	(0.60)	(0.60)	19.72	10.96		48,194	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.09	(0.17	)(g)	(6.61)		(6.78)	—	(2.88)	(2.88)	18.43	(26.84)		66,561	1.96		1.97		(0.72	)(g)	61
Class C
Six months ended 04/30/13	26.75	(0.04	)(j)	5.45		5.41	—	(2.24)	(2.24)	29.92	21.85		47,164	1.87	(d)	1.88	(d)	(0.30	)(d)(j)	23
Year ended 10/31/12	23.26	(0.09)		4.06		3.97	—	(0.48)	(0.48)	26.75	17.48		35,388	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.09	(0.20)		1.37	(f)	1.17	—	—	—	23.26	5.30	(f)	32,702	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.74	(0.22)		2.57	(f)	2.35	—	—	—	22.09	11.91	(f)	24,390	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.45	(0.15)		2.04		1.89	—	(0.60)	(0.60)	19.74	10.95		24,783	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.11	(0.17	)(g)	(6.61)		(6.78)	—	(2.88)	(2.88)	18.45	(26.82)		29,588	1.96		1.97		(0.72	)(g)	61
Class Y
Six months ended 04/30/13	32.34	0.12	(j)	6.66		6.78	(0.20)	(2.24)	(2.44)	36.68	22.47		10,336	1.12	(d)	1.13	(d)	0.45	(d)(j)	23
Year ended 10/31/12	27.96	0.20		4.87		5.07	(0.21)	(0.48)	(0.69)	32.34	18.66		6,769	0.92		0.93		0.65		39
Year ended 10/31/11	26.28	0.05		1.63	(f)	1.68	—	—	—	27.96	6.39	(f)	5,628	0.95		0.96		0.16		37
Year ended 10/31/10	23.26	(0.01)		3.03	(f)	3.02	—	—	—	26.28	12.98	(f)	4,635	0.98		0.98		(0.04)		16
Year ended 10/31/09	21.41	0.04		2.41		2.45	—	(0.60)	(0.60)	23.26	12.09		2,631	1.06		1.07		0.17		50
Year ended 10/31/08(h)	24.44	0.00	(g)	(3.03)		(3.03)	—	—	—	21.41	(12.40)		617	0.96	(i)	0.97	(i)	0.28	(g)(i)	61
Investor Class
Six months ended 04/30/13	32.10	0.07	(j)	6.62		6.69	(0.12)	(2.24)	(2.36)	36.43	22.31		565,153	0.87	(d)	0.88	(d)	0.70	(d)(j)	23
Year ended 10/31/12	27.76	0.12		4.84		4.96	(0.14)	(0.48)	(0.62)	32.10	18.34		481,385	1.17		1.18		0.40		39
Year ended 10/31/11	26.16	(0.03)		1.63	(f)	1.60	—	—	—	27.76	6.12	(f)	446,149	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)		3.03	(f)	2.96	—	—	—	26.16	12.76	(f)	466,842	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02)		2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		459,704	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(g)	(7.66)		(7.65)	—	(2.88)	(2.88)	21.41	(26.28)		456,309	1.21		1.22		0.03	(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $121,012,126 and sold of $51,261,834 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Health Science Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $578,531, $20,543, $36,788, $7,452 and $494,019 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to October 31, 2012.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2011 would have been $1.44, $1.18, $1.18, $1.44 and $1.44 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower; net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $2.90, $2.45, $2.45, $2.91 and $2.91 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.19)%, $(0.23) and (0.94)%, $(0.23) and (0.94)%, $0.00 and 0.06% and $(0.05) and (0.19)% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(h)	Commencement date of October 3, 2008.
(i)	Annualized.
(j)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the six months ending April 30, 2013. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.02 and 0.29%, $(0.09) and (0.46)%, $(0.09) and (0.46)%, $0.07 and 0.29% and $0.02 and 0.54% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

15                         Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,223.10	$6.17	$1,019.24	$5.61	1.12%
B	1,000.00	1,218.80	10.29	1,015.52	9.35	1.87
C	1,000.00	1,218.50	10.29	1,015.52	9.35	1.87
Y	1,000.00	1,224.40	4.80	1,020.48	4.36	0.87
Investor	1,000.00	1,223.10	6.17	1,019.24	5.61	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Health Care Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                 GHC-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013
Invesco Global Markets Strategy Fund
Nasdaq:
H1: GMSHX

2	Fund Performance

3	Letters to Shareholders

4	Consolidated Schedule of Investments

6	Consolidated Financial Statements

8	Notes to Consolidated Financial Statements

14	Consolidated Financial Highlights

15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/ performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary		Cumulative Total Return
		As of 4/30/13
Fund vs. Index		Class H1 Shares
Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV)		Inception (9/26/12)	6.70%
Class H1 Shares	7.67%
S&P Diversified Trends Indicator Index▼ (Style-Specific Index)	3.48	Cumulative Total Return
Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.		As of 3/31/13, the most recent calendar quarter end

The S&P Diversified Trends Indicator Index is an investable long/short strategy that can		Class H1 Shares
benefit from trends (in either direction) in the global futures markets. It consists of 24		Inception (9/26/12)	4.80%

futures contracts, with a 50% weighting in financial futures and 50% weighting in commodities futures.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated,index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.	The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class H1 shares was 2.01%.[1,2] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class H1 shares was 2.15%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class H1 shares do not have a front- end sales charge or a CDSC; therefore, performance is at net asset value.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1    Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

2    The expense ratio includes acquired fund fees and expenses of underlying funds in which the Fund invests of 0.01%.

2                             Invesco Global Markets Strategy Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

▪Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

▪Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

▪Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Global Markets Strategy Fund

Consolidated Schedule of Investments

April 30, 2013

(Unaudited)

	Principal Amount	Value
U.S. Treasury Bills–61.51%(a)
0.08%, 10/24/13(b)	$16,695,000	$16,688,872
0.08%, 07/11/13	14,805,000	14,804,414
0.10%, 07/25/13	29,010,000	29,006,913
Total U.S. Treasury Bills (Cost $60,494,607)		60,500,199

	Shares	Value
Money Market Funds–32.57%
Liquid Assets Portfolio–Institutional Class(c)	10,501,259	$10,501,259
Premier Portfolio–Institutional Class(c)	10,501,259	10,501,259
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(c)	11,029,179	11,029,179
Total Money Market Funds (Cost $32,031,697)		32,031,697
TOTAL INVESTMENTS–94.08% (Cost $92,526,304)		92,531,896
OTHER ASSETS LESS LIABILITIES–5.92%		5,820,695
NET ASSETS–100.00%		$98,352,591

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral to cover margin requirements for open swap agreements. See Note1K and Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)
Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Australian 10 Year Bonds	23	June-2013	$2,978,576	$113,833
Brent Crude	27	September-2013	2,737,260	(185,181)
Canada 10 Year Bonds	83	June-2013	11,266,051	198,172
Dow Jones EURO STOXX 50 Index	288	June-2013	10,123,410	131,450
E-Mini S&P 500 Index	115	June-2013	9,155,150	317,875
Euro Bond	85	June-2013	16,408,898	338,241
FTSE 100 Index	117	June-2013	11,601,871	(33,013)
Gas Oil	8	May-2013	676,600	(36,143)
Gasoline RBOB	6	July-2013	701,568	(65,901)
Hang Seng Index	29	May-2013	4,223,631	106,480
Japanese 10 Year Bonds	5	June-2013	7,412,555	(28,446)
LME Aluminum	15	July-2013	699,375	(10,978)
Long Gilt	88	June-2013	16,405,271	363,399
Russell 2000 Index Mini	78	June-2013	7,371,780	110,533
Silver	29	July-2013	3,506,825	118,721
Topix Tokyo Price Index	101	June-2013	12,090,163	1,840,126
U.S. Treasury 20 Year Bonds	88	June-2013	13,057,000	353,190
WTI Crude	4	October-2013	372,000	(12,652)
Subtotal			$130,787,984	$3,619,706

Short Contracts
LME Copper	4	July-2013	$(705,100)	$61,246
Soybean	10	July-2013	(699,500)	(15,032)
Soybean Oil	20	July-2013	(590,640)	12,463
Subtotal			$(1,995,240)	$58,677
Total Futures Contracts				$3,678,383

(a)	Futures collateralized by $6,140,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Markets Strategy Fund

Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Agreements
Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	700	September-2013	$87,755	$1,520
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Bank of America Securities, LLC	11,400	October-2013	2,294,097	(177,697)
Receive a return equal to EUREX Euro-Bund Future multiplied by 0.01% of the Notional Amount	Goldman Sachs & Co.	22	June-2013	4,247,009	81,854
Receive a return equal to LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Amount	Goldman Sachs & Co.	66	June-2013	12,303,953	140,506
Subtotal				$18,932,814	$46,183

Short Agreements
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and receive the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs & Co.	4,590	November-2013	$1,606,174	$16,863
Pay a floating rate equal to the Barclays Capital Soymeal Nearby Excess Return Index and receive the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	950	September-2013	681,662	(43,753)
Pay a floating rate equal to the Barclays Commodity Strategy 1606 and receive the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	5,060	September-2013	2,162,356	(10,374)
Subtotal				$4,450,192	$(37,264)
Total Swap Agreements					$8,919

Risk Allocation

By asset class

Asset Class	Risk Contribution	% of Net Assets as of 04/30/13*
Equity	82.0%	55.3%
Fixed Income	9.2	41.8
Commodities	8.8	10.7

*	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Markets Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $60,494,607)	$60,500,199
Investments in affiliated money market funds, at value and cost	32,031,697
Total investments, at value (Cost $92,526,304)	92,531,896
Cash	6,120
Receivable for:
Deposits with brokers for open futures contracts	6,140,000
Dividends	2,520
Unrealized appreciation on swap agreements	8,919
Investment for trustee deferred compensation and retirement plans	1,472
Other assets	31,740
Total assets	98,722,667

Liabilities:
Payable for:
Fund shares reacquired	34,860
Variation margin	254,920
Accrued fees to affiliates	12,987
Accrued trustees’ and officers’ fees and benefits	1,831
Accrued other operating expenses	64,006
Trustee deferred compensation and retirement plans	1,472
Total liabilities	370,076
Net assets applicable to shares outstanding	$98,352,591

Net assets consist of:
Shares of beneficial interest	$95,750,977
Undistributed net investment income (loss)	(500,951)
Undistributed net realized gain (loss)	(590,329)
Unrealized appreciation	3,692,894
$98,352,591

Net Assets:
Class H1	$98,352,591

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class H1	9,218,554
Class H1:
Net asset value and offering price per share	$10.67

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Markets Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Interest	$12,991
Dividends from affiliated money market funds	9,154
Total investment income	22,145

Expenses:
Advisory fees	399,868
Administrative services fees	24,794
Custodian fees	3,172
Transfer agent fees	3,717
Trustees’ and officers’ fees and benefits	13,242
Professional services fees	42,121
Other	32,069
Total expenses	518,983
Less: Fees waived	(11,040)
Net expenses	507,943
Net investment income (loss)	(485,798)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	970
Foreign currencies	(69,827)
Futures contracts	(369,162)
Swap agreements	(202,782)
(640,801)
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,550
Futures contracts	3,769,520
Swap agreements	(6,234)
3,768,836
Net realized and unrealized gain	3,128,035
Net increase in net assets resulting from operations	$2,642,237

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Markets Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the period September 26, 2012 (commencement date) through October 31, 2012

(Unaudited)

	April 30, 2013	September 26, 2012 (commencement date) through October 31, 2012
Operations:
Net investment income (loss)	$(485,798)	$(18,422)
Net realized gain (loss)	(640,801)	2,702
Change in net unrealized appreciation (depreciation)	3,768,836	(75,942)
Net increase (decrease) in net assets resulting from operations	2,642,237	(91,662)

Share transactions–net:
Class H1	85,693,005	10,109,011
Net increase in net assets	88,335,242	10,017,349

Net assets:
Beginning of period	10,017,349	—
End of period (includes undistributed net investment income (loss) of $(500,951) and $(15,153), respectively)	$98,352,591	$10,017,349

Notes to Consolidated Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of one class of shares, Class H1. Class H1 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

8                         Invesco Global Markets Strategy Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The

9                         Invesco Global Markets Strategy Fund

accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

I.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs

10                         Invesco Global Markets Strategy Fund

(such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class H1 shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the

11                         Invesco Global Markets Strategy Fund

following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $11,040.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, the expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class H1 shares of the Fund. The Fund is not charged any fees pursuant with the distribution agreement with IDI.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in consolidated the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$32,031,697	$—	$—	$32,031,697
U.S. Treasury Securities	—	60,500,199	—	60,500,199
	$32,031,697	$60,500,199	$—	$92,531,896
Futures*	3,678,383	—	—	3,678,383
Swap Agreements*	222,360	(213,441)	—	8,919
Total Investments	$35,932,440	$60,286,758	$—	$96,219,198

*	Unrealized appreciation (depreciation).

12                         Invesco Global Markets Strategy Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$192,430	$(325,887)
Swap agreements(b)	18,383	(231,824)
Interest rate risk
Futures contracts(a)	1,366,835	(28,446)
Swap agreements(b)	222,360	—
Market risk
Futures contracts(a)	2,506,464	(33,013)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(1,831,827)	$(288,686)
Interest rate risk	(99,666)	85,904
Market risk	1,562,331	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	(94,045)	(228,594)
Interest rate risk	1,347,416	222,360
Market risk	2,516,149	—
Total	$3,400,358	$(209,016)

*	The average notional value of futures and swap agreements outstanding during the period was $71,040,552 and $10,460,679, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010

13                         Invesco Global Markets Strategy Fund

(the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$25,196	$25,196

*	Capital loss carryforward listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,592
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$5,592

Cost of investments is the same for tax and financial reporting purposes.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		September 26, 2012 (commencement date) to October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class H1	9,228,082	$96,219,760	1,010,881	$10,109,011

Reacquired:
Class H1	(1,020,409)	(10,526,755)	—	—
Net increase in share activity	8,207,673	$85,693,005	1,010,881	$10,109,011

(a)	98% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class H1
Six months ended 04/30/13	$9.91	$(0.09)	$0.85	$0.76	$10.67	7.67%	$98,353	1.91	%(d)	1.95	%(d)	(1.83	)%(d)	0%
Period ended 10/31/12(e)	10.00	(0.02)	(0.07)	(0.09)	9.91	(0.90)	10,017	2.00	(f)	6.69	(f)	(1.87	)(f)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United Stated of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53,758.
(e)	Commencement date of September 26, 2012.
(f)	Annualized.

14                         Invesco Global Markets Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
H1	$1,000.00	$1,076.70	$9.83	$1,015.32	$9.54	1.91%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Global Markets Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                    GMS-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco International Total Return Fund
Nasdaq:
A: AUBAX ■ B: AUBBX ■ C: AUBCX ■ Y: AUBYX ■ R5: AUBIX ■ R6: AUBFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

11	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13 at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.01%
Class B Shares	-3.38
Class C Shares	-3.38
Class Y Shares	-2.89
Class R5 Shares	-2.89
Class R6 Shares	-2.89
Barclays Global Aggregate ex-U.S. Index▼ (Broad Market/Style-Specific Index)	-2.52
Lipper International Income Funds Index▼ (Peer Group Index)	0.34

Source(s): ▼Lipper Inc.

The Barclays Global Aggregate ex-U.S. Index is an unmanaged index considered representative of bonds of foreign countries.

The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Total Return Fund

Average Annual Total Returns As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.46%
5 Years	2.14
1 Year	-4.77

Class B Shares
Inception (3/31/06)	4.31%
5 Years	1.93
1 Year	-6.08

Class C Shares
Inception (3/31/06)	4.30%
5 Years	2.25
1 Year	-2.31

Class Y Shares
Inception	5.26%
5 Years	3.26
1 Year	-0.24

Class R5 Shares
Inception (3/31/06)	5.35%
5 Years	3.29
1 Year	-0.33

Class R6 Shares
Inception	5.12%
5 Years	3.05
1 Year	-0.45

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.28%
5 Years	1.07
1 Year	-4.43

Class B Shares
Inception (3/31/06)	4.13%
5 Years	0.84
1 Year	-5.75

Class C Shares
Inception (3/31/06)	4.13%
5 Years	1.18
1 Year	-1.89

Class Y Shares
Inception	5.08%
5 Years	2.16
1 Year	0.10

Class R5 Shares
Inception (3/31/06)	5.18%
5 Years	2.20
1 Year	0.10

Class R6 Shares
Inception	4.94%
5 Years	1.97
1 Year	-0.03

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.10%, 1.85%, 1.85%, 0.85%, 0.85%, and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.57%, 2.32%, 2.32%, 1.32%, 1.07% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

3 Invesco International Total Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■      Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined  process to build portfolios and mitigate risk.

■      Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■      Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco International Total Return Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–91.95%
Austria–1.08%
OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75%(b)	EUR	400,000	$596,601

Belgium–1.81%
Belgium Government Bond, Series 60, Unsec. Euro Bonds, 4.25%, 03/28/41	EUR	600,000	997,604

Canada–5.47%
Canada Housing Trust No. 1, Sr. Sec. Gtd. Global Bonds, 2.40%, 12/15/22(c)	CAD	1,750,000	1,778,976
Province of Quebec, Unsec. Bonds, 5.00%, 12/01/38	CAD	1,000,000	1,231,189
			3,010,165

Czech Republic–0.84%
Czech Republic International, Sr. Unsec. Medium-Term Euro Notes, 3.88%, 05/24/22	EUR	300,000	462,603

Denmark–0.67%
TDC A/S, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	367,871

France–6.16%
Caisse Francaise de Financement Local, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	130,000,000	1,374,109
Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,030,275
France Government Bond, Euro Bonds, 4.00%, 04/25/60	EUR	600,000	986,747
			3,391,131

Germany–12.56%
Bundesrepublik Deutschland, Unsec. Euro Bonds, 2.50%, 01/04/21	EUR	3,100,000	4,609,242
EnBW Energie Baden-Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	181,145
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,778,486
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(b)	GBP	200,000	345,034
			6,913,907

Italy–4.60%
Italy Buoni Poliennali Del Tesoro, Unsec. Euro Bonds, 5.50%, 11/01/22	EUR	1,700,000	2,533,875

	Principal Amount		Value
Japan–6.36%
Development Bank of Japan Inc., Sr. Sec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	$394,370
Sr. Sec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	481,242
Japan Government Twenty Year Bond, Series 104, Sr. Unsec. Bonds, 2.10%, 06/20/28	JPY	140,000,000	1,639,050
Japan Government Thirty Year Bond, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	85,000,000	989,065
			3,503,727

Netherlands–5.32%
ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	305,360
F. van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 2.88%, 10/17/16	EUR	500,000	671,176
ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	752,302
Unsec. Sub. Medium-Term Euro Notes, 4.63%, 03/15/19	EUR	600,000	788,418
Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.63%, 01/23/14	EUR	300,000	412,350
			2,929,606

Norway–0.66%
DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	363,044

Poland–9.85%
Poland Government Bond, Series 0417, Unsec. Bonds, 4.75%, 04/25/17	PLN	3,900,000	1,328,616
Poland Government International Bond, Series 12, Sr. Unsec. Samurai Bonds, 1.05%, 11/08/17	JPY	400,000,000	4,096,543
			5,425,159

Slovenia–1.09%
Slovenia Government Bond, Series RS66, Sr. Unsec. Euro Bonds, 4.63%, 09/09/24	EUR	500,000	601,211

South Korea–2.88%
Export-Import Bank of Korea, REGS, Sr. Unsec. Euro Notes, 5.10%, 10/29/13(c)	INR	35,000,000	650,776
Korea Treasury Bond, Series 0350-1609, Sr. Unsec. Bonds, 3.50%, 09/10/16	KRW	1,000,000,000	937,263
			1,588,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Total Return Fund

	Principal Amount		Value
Spain–6.91%
CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	$267,052
Codere Finance Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(c)	EUR	100,000	106,019
Santander Consumer Finance S.A., Sr. Unsec. Euro Notes, 3.25%, 06/20/14	EUR	600,000	805,540
Spain Government Bond, Sr. Unsec. Euro Bonds, 3.15%, 01/31/16	EUR	1,000,000	1,355,588
4.50%, 01/31/18	EUR	900,000	1,268,745
			3,802,944

Supranational–4.11%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,571,852
European Investment Bank, Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	690,590
			2,262,442

Sweden–5.78%
Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	144,663
Securitas AB, Sr. Unsec. Medium-Term Euro Notes, 2.75%, 02/28/17	EUR	200,000	274,741
Sweden Government Bond, Series 1057, Bonds, 1.50%, 11/13/23	SEK	18,000,000	2,764,707
			3,184,111

Switzerland–1.33%
Cloverie PLC for Zurich Insurance Co. Ltd., Unsec. Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	330,231
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	403,444
			733,675

United Arab Emirates–0.59%
IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	200,000	325,101

United Kingdom–10.32%
Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	387,365
BUPA Finance PLC, Unsec. Sub. Euro Bonds, 5.00%, 04/25/23	GBP	150,000	241,589

	Principal Amount		Value
United Kingdom–(continued)
Co-Operative Group Holdings 2011, Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(d)	GBP	300,000	$493,981
Direct Line Insurance Group PLC, Sr. Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	297,777
Everything Everywhere Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.50%, 02/06/17	EUR	200,000	272,614
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	84,292
Heathrow Funding Ltd., Class B, Jr. Sec. Medium-Term Euro Notes, 7.13%, 02/14/24	GBP	300,000	593,910
Lloyds TSB Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	377,784
NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	401,072
Royal Bank of Scotland PLC (The), Sr. Sec. Gtd. Mortgage-Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	384,807
Scottish Widows PLC, REGS, Unsec. Sub. Euro Notes, 5.50%, 06/16/23(c)	GBP	150,000	240,028
SSE PLC, Unsec. Sub. Medium-Term Euro Notes, 5.45%(b)	GBP	400,000	658,890
United Kingdom Gilt, Unsec. Bonds, 4.25%, 12/07/55	GBP	630,000	1,246,485
			5,680,594

United States–3.56%
Abbott Japan Co. Ltd., Series D, Sr. Unsec. Gtd. Euro Bonds, 1.95%, 11/06/13	JPY	190,000,000	1,957,941
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $50,183,382)			50,631,351

Mortgage-Backed Securities–1.22%
United Kingdom–1.22%
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs. 1.91%, 07/15/42(c)(e) (Cost $739,913)	EUR	500,000	672,177

	Shares
Money Market Funds–1.62%
Liquid Assets Portfolio–Institutional Class(f)		444,143	444,143
Premier Portfolio–Institutional Class(f)		444,143	444,143
Total Money Market Funds (Cost $888,286)			888,286
TOTAL INVESTMENTS–94.79% (Cost $51,811,581)			52,191,814
OTHER ASSETS LESS LIABILITIES–5.21%			2,870,561
NET ASSETS–100.00%			$55,062,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Total Return Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
INR	– Indian Rupee
JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
PLN	– Poland Zloty
REGS	– Regulation S
Sec.	– Secured
SEK	– Swedish Krona
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated securities. Principal amount is denominated in currency indicated.
(b)	Perpetual bonds with no specified maturity date.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $3,773,077, which represented 6.85% of the Fund’s Net Assets.
(d)	Step coupon bonds. Rate shown is the rate in effect on April 30, 2013.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2013.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Sovereign Debt	53.9%
Financials	26.1
Health Care	3.6
Utilities	2.9
Industrials	2.3
Collateralized Mortgage Obligations	1.2
Telecommunication Services	1.2
Energy	1.1
Information Technology	0.6
Consumer Discretionary	0.3
Money Market Funds Plus Other Assets Less Liabilities	6.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $50,923,295)	$51,303,528
Investments in affiliated money market funds, at value and cost	888,286
Total investments, at value (Cost $51,811,581)	52,191,814
Foreign currencies, at value (Cost $2,036,372)	2,054,325
Receivable for:
Deposits with brokers for open futures contracts	247,271
Investments sold	182,136
Variation margin	20,285
Fund shares sold	126,486
Dividends and interest	555,273
Fund expenses absorbed	9,006
Investment for trustee deferred compensation and retirement plans	20,554
Other assets	45,608
Total assets	55,452,758

Liabilities:
Payable for:
Investments purchased	108,867
Fund shares reacquired	82,319
Foreign currency contracts closed	17,033
Foreign currency contracts outstanding	76,149
Accrued fees to affiliates	38,935
Accrued trustees’ and officers’ fees and benefits	1,828
Accrued other operating expenses	37,827
Trustee deferred compensation and retirement plans	27,425
Total liabilities	390,383
Net assets applicable to shares outstanding	$55,062,375

Net assets consist of:
Shares of beneficial interest	$53,889,472
Undistributed net investment income	67,604
Undistributed net realized gain	826,752
Unrealized appreciation	278,547
$55,062,375

Net Assets:
Class A	$36,707,685
Class B	$3,650,095
Class C	$6,420,752
Class Y	$1,022,051
Class R5	$196,369
Class R6	$7,065,423

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,345,640
Class B	333,136
Class C	586,449
Class Y	93,196
Class R5	17,895
Class R6	643,907
Class A:
Net asset value per share	$10.97
Maximum offering price per share
(Net asset value of $10.97 ÷ 95.25%)	$11.52
Class B:
Net asset value and offering price per share	$10.96
Class C:
Net asset value and offering price per share	$10.95
Class Y:
Net asset value and offering price per share	$10.97
Class R5:
Net asset value and offering price per share	$10.97
Class R6:
Net asset value and offering price per share	$10.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 1,975)	$751,026
Dividends from affiliated money market funds	97
Total investment income	751,123

Expenses:
Advisory fees	184,031
Administrative services fees	24,795
Custodian fees	9,057
Distribution fees:
Class A	48,041
Class B	20,450
Class C	35,673
Professional services fees	30,894
Registration and filing fees	37,683
Transfer agent fees — A, B, C and Y	68,869
Transfer agent fees — R5	8
Transfer agent fees — R6	48
Trustees’ and officers’ fees and benefits	13,373
Other	20,272
Total expenses	493,194
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(149,266)
Net expenses	343,928
Net investment income	407,195

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	672,132
Foreign currencies	(108,691)
Foreign currency contracts	129,590
Futures contracts	83,013
776,044
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,894,661)
Foreign currencies	3,866
Foreign currency contracts	(128,359)
Futures contracts	(38,875)
(3,058,029)
Net realized and unrealized gain (loss)	(2,281,985)
Net increase (decrease) in net assets resulting from operations	$(1,874,790)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$407,195	$837,017
Net realized gain (loss)	776,044	(847,437)
Change in net unrealized appreciation (depreciation)	(3,058,029)	1,803,333
Net increase (decrease) in net assets resulting from operations	(1,874,790)	1,792,913

Distributions to shareholders from net investment income:
Class A	(203,003)	(1,566,320)
Class B	(6,109)	(157,800)
Class C	(10,651)	(291,734)
Class Y	(6,551)	(69,108)
Class R5	(1,312)	(177,990)
Class R6	(37,153)	—
Total distributions from net investment income	(264,779)	(2,262,952)

Return of capital:
Class A	—	(432,469)
Class B	—	(52,080)
Class C	—	(97,972)
Class Y	—	(12,570)
Class R5	—	(45,753)
Total return of capital	—	(640,844)

Distributions to shareholders from net realized gains:
Class A	—	(499,885)
Class B	—	(63,007)
Class C	—	(116,669)
Class Y	—	(21,080)
Class R5	—	(50,708)
Total distributions from net realized gains	—	(751,349)

Share transactions–net:
Class A	(2,599,344)	(5,159,436)
Class B	(620,143)	(1,337,848)
Class C	(1,317,985)	(2,449,129)
Class Y	(39,791)	(147,353)
Class R5	(17,227)	(4,409,760)
Class R6	1,760,319	5,505,272
Net increase (decrease) in net assets resulting from share transactions	(2,834,171)	(7,998,254)
Net increase (decrease) in net assets	(4,973,740)	(9,860,486)

Net assets:
Beginning of period	60,036,115	69,896,601
End of period (includes undistributed net investment income of $67,604 and $(74,812), respectively)	$55,062,375	$60,036,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco International Total Return Fund

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco International Total Return Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12                         Invesco International Total Return Fund

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	0.65%
Next $250 million	0.59%
Next $500 million	0.565%
Next $1.5 billion	0.54%
Next $2.5 billion	0.515%
Next $5 billion	0.49%
Over $10 billion	0.465%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. To the extent that the annualized expense ratio does not exceed the expense limitation the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees $80,341 and reimbursed class level expenses of $52,010, $5,535, $9,655, $1,445, $8 and $47 of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

13                         Invesco International Total Return Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $5,983 in front-end sales commissions from the sale of Class A shares and $98, $4,251 and $197 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$20,928,230	$—	$20,928,230
Foreign Government Debt Securities	—	29,703,121	—	29,703,121
Collateralized Mortgage Obligations	—	672,177	—	672,177
Money Market Funds	888,286	—	—	888,286
	888,286	51,303,528	—	52,191,814
Foreign Currency Contracts*	—	(76,149)	—	(76,149)
Futures Contracts*	(36,926)	—	—	(36,926)
Total Investments	$851,360	$51,227,379	$—	$52,078,739

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency Risk
Foreign Currency Contracts(a)	$—	$(76,149)
Interest Rate Risk
Futures Contracts(b)	63,456	(100,382)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

14                         Invesco International Total Return Fund

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts*	Foreign Currency Contracts*
Realized Gain
Currency Risk	$—	$129,590
Interest Rate Risk	83,013	—
Change in Unrealized Appreciation (Depreciation)
Currency Risk	—	(128,359)
Interest Rate Risk	(38,875)	—
Total	$44,138	$1,231

*	The average notional value of futures contracts and foreign currency contracts outstanding during the period was $14,467,615 and $13,291,001, respectively.

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
08/23/13	State Street Bank & Trust Co.	CAD	1,500,000	USD	1,458,477	$1,484,904	$(26,427)
08/23/13	State Street Bank & Trust Co.	SEK	18,000,000	USD	2,721,031	2,770,753	(49,722)
Total Open Foreign Currency Contracts						$4,255,657	$(76,149)

Closed Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Realized Gain (Loss)
	Counterparty	Deliver		Receive
08/23/13	State Street Bank & Trust Co.	JPY	70,000,000	USD	703,383	$720,416	$(17,033)
Total Foreign Currency Contracts							$(93,182)

Currency Abbreviations:

CAD	– Canadian Dollar
JPY	– Japanese Yen

SEK	– Swedish Krona
USD	– U.S. Dollar

Open Futures Contracts*
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds	16	June–2013	$2,072,053	$36,506
Euro BUXL 30 Year Bonds	8	June–2013	1,460,500	26,927
Total Long Contracts			$3,532,553	$63,433

Short Contracts
Canada 10 Year Bonds	17	June–2013	$(2,307,505)	$(59,486)
Euro-BOBL	37	June–2013	(6,175,426)	23
Euro Bonds	5	June–2013	(965,229)	(3,725)
Long Gilt	7	June–2013	(1,304,965)	(37,171)
Total Short Contracts			$(10,753,125)	$(100,359)
Total Futures Contracts				$(36,926)

*	Futures contracts collateralized by $247,271 cash held with Merrill Lynch & Co., Inc., the futures commission merchant.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $225.

15                         Invesco International Total Return Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $47,166,293 and $51,238,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,171,532
Aggregate unrealized (depreciation) of investment securities	(1,800,788)
Net unrealized appreciation of investment securities	$370,744

Cost of investments for tax purposes is $51,821,070.

16                         Invesco International Total Return Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	471,110	$5,220,189	981,934	$10,920,035
Class B	24,545	272,160	65,194	723,859
Class C	48,066	530,355	168,235	1,867,446
Class Y	33,969	373,401	101,101	1,141,192
Class R5	843	9,117	90,417	1,001,854
Class R6(b)	170,526	1,865,638	484,756	5,526,191

Issued as reinvestment of dividends:
Class A	16,487	181,837	207,115	2,250,662
Class B	494	5,443	23,633	256,234
Class C	878	9,660	42,761	463,627
Class Y	502	5,530	8,537	92,652
Class R5	113	1,251	25,104	272,845
Class R6	3,375	37,153	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	19,603	214,583	60,016	663,581
Class B	(19,624)	(214,583)	(60,123)	(663,581)

Reacquired:(c)
Class A	(746,790)	(8,215,953)	(1,718,258)	(18,993,714)
Class B	(62,412)	(683,163)	(149,793)	(1,654,360)
Class C	(168,937)	(1,858,000)	(433,221)	(4,780,202)
Class Y	(38,447)	(418,722)	(126,166)	(1,381,197)
Class R5	(2,523)	(27,595)	(499,688)	(5,684,459)
Class R6	(12,919)	(142,472)	(1,831)	(20,919)
Net increase (decrease) in share activity	(261,141)	$(2,834,171)	(730,277)	$(7,998,254)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 13% of the outstanding shares of the Fund are owned by an affiliated mutual fund. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $6 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

17                         Invesco International Total Return Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$11.37	$0.09	$(0.43)	$(0.34)	$(0.06)	$—	$—	$(0.06)	$10.97	(3.01)%	$36,708	1.10	%(e)	1.65	%(e)	1.55	%(e)	87%
Year ended 10/31/12	11.63	0.16	0.20	0.36	(0.39)	(0.12)	(0.11)	(0.62)	11.37	3.42	40,771	1.10		1.57		1.46		119
Year ended 10/31/11	12.22	0.19	0.16	0.35	(0.58)	(0.36)	—	(0.94)	11.63	3.37	47,162	1.10		1.58		1.64		226
Year ended 10/31/10	11.68	0.19	0.51	0.70	(0.16)	—	—	(0.16)	12.22	6.12	32,947	1.10		1.55		1.69		203
Year ended 10/31/09	9.96	0.22	1.65	1.87	(0.14)	—	(0.01)	(0.15)	11.68	18.93	32,460	1.10		1.51		2.10		233
Year ended 10/31/08	11.18	0.24	(0.90)	(0.66)	(0.41)	—	(0.15)	(0.56)	9.96	(6.22)	39,418	1.11		1.42		2.16		224
Class B
Six months ended 04/30/13	11.36	0.05	(0.43)	(0.38)	(0.02)	—	—	(0.02)	10.96	(3.38)	3,650	1.85	(e)	2.40	(e)	0.80	(e)	87
Year ended 10/31/12	11.61	0.08	0.20	0.28	(0.30)	(0.12)	(0.11)	(0.53)	11.36	2.72	4,430	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.66	5,934	1.85		2.33		0.89		226
Year ended 10/31/10	11.65	0.11	0.51	0.62	(0.08)	—	—	(0.08)	12.19	5.34	6,591	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.64	1.78	(0.06)	—	(0.01)	(0.07)	11.65	18.00	9,026	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	—	(0.08)	(0.48)	9.94	(6.95)	11,432	1.86		2.17		1.41		224
Class C
Six months ended 04/30/13	11.35	0.05	(0.43)	(0.38)	(0.02)	—	—	(0.02)	10.95	(3.38)	6,421	1.85	(e)	2.40	(e)	0.80	(e)	87
Year ended 10/31/12	11.61	0.07	0.20	0.27	(0.30)	(0.12)	(0.11)	(0.53)	11.35	2.63	8,016	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.65	10,782	1.85		2.33		0.89		226
Year ended 10/31/10	11.66	0.11	0.50	0.61	(0.08)	—	—	(0.08)	12.19	5.24	9,165	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.65	1.79	(0.06)	—	(0.01)	(0.07)	11.66	18.10	13,887	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	—	(0.08)	(0.48)	9.94	(6.95)	16,262	1.86		2.17		1.41		224
Class Y
Six months ended 04/30/13	11.37	0.10	(0.43)	(0.33)	(0.07)	—	—	(0.07)	10.97	(2.89)	1,022	0.85	(e)	1.40	(e)	1.80	(e)	87
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	1,105	0.85		1.32		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	1,322	0.85		1.33		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	726	0.85		1.30		1.94		203
Year ended 10/31/09	9.96	0.26	1.64	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	284	0.85		1.26		2.35		233
Year ended 10/31/08(f)	10.54	0.02	(0.60)	(0.58)	—	—	—	—	9.96	(5.50)	24	0.86	(g)	1.20	(g)	2.41	(g)	224
Class R5
Six months ended 04/30/13	11.37	0.10	(0.43)	(0.33)	(0.07)	—	—	(0.07)	10.97	(2.89)	196	0.85	(e)	1.14	(e)	1.80	(e)	87
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	221	0.85		1.07		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	4,696	0.85		1.08		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	4,457	0.85		1.03		1.94		203
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	27,008	0.85		1.01		2.35		233
Year ended 10/31/08	11.18	0.27	(0.90)	(0.63)	(0.42)	—	(0.17)	(0.59)	9.96	(5.99)	28,117	0.85		0.94		2.42		224
Class R6
Six months ended 04/30/13	11.37	0.10	(0.43)	(0.33)	(0.07)	—	—	(0.07)	10.97	(2.89)	7,065	0.85	(e)	1.13	(e)	1.80	(e)	87
Year ended 10/31/12(f)	11.40	0.02	(0.05)	(0.03)	—	—	—	—	11.37	(0.26)	5,493	0.85	(g)	1.10	(g)	1.71	(g)	119

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $38,751, $4,124, $7,194, $1,077, $204 and $5,744 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 03, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(g)	Annualized.

18                         Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$969.90	$5.37	$1,019.34	$5.51	1.10%
B	1,000.00	966.20	9.02	1,015.62	9.25	1.85
C	1,000.00	966.20	9.02	1,015.62	9.25	1.85
Y	1,000.00	971.10	4.15	1,020.58	4.26	0.85
R5	1,000.00	971.10	4.15	1,020.58	4.26	0.85
R6	1,000.00	971.10	4.15	1,020.58	4.26	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco International Total Return Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                 ITR-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Premium Income Fund
Nasdaq: A: PIAFX ■ C: PICFX ■ R: PIRFX ■ Y: PIYFX ■ R5: IPNFX ■ R6: PIFFX

2 Fund Performance 3 Letters to Shareholders 4 Schedule of Investments 19 Financial Statements 21 Notes to Financial Statements 29 Financial Highlights 30 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.84%
Class C Shares	4.45
Class R Shares	4.71
Class Y Shares	4.97
Class R5 Shares	4.97
Class R6 Shares	4.97
Barclays U.S. Aggregate Index▼ (Broad Market Index)	0.90
Custom Premium Income Index■ (Style-Specific Index)	7.81
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	5.40

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ¿Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Custom Premium Income Index, created by Invesco to serve as a benchmark for Invesco Premium Income Fund, comprises the following indexes: the S&P 500 Index (50%) and the Barclays U.S. Universal Index (50%).

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	8.32%
1 Year	7.08

Class C Shares
Inception (12/14/11)	11.99%
1 Year	11.47

Class R Shares
Inception (12/14/11)	12.58%
1 Year	13.03

Class Y Shares
Inception (12/14/11)	13.16%
1 Year	13.59

Class R5 Shares
Inception (12/14/11)	13.16%
1 Year	13.59

Class R6 Shares
Inception	13.03%
1 Year	13.59

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	6.53%
1 Year	6.47

Class C Shares
Inception (12/14/11)	10.42%
1 Year	10.84

Class R Shares
Inception (12/14/11)	10.92%
1 Year	12.29

Class Y Shares
Inception (12/14/11)	11.50%
1 Year	12.84

Class R5 Shares
Inception (12/14/11)	11.50%
1 Year	12.84

Class R6 Shares
Inception	11.36%
1 Year	12.81

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco. com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.89%, 1.64%, 1.14%, 0.64%, 0.64% and 0.64%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.18%, 1.93%, 1.43%, 0.93%, 0.85% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

2                         Invesco Premium Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined process  to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Premium Income Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–43.73%
Advertising–0.04%
National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$90,000	$98,100

Aerospace & Defense–0.85%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	55,000	58,712
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/23(b)	105,000	113,925
7.75%, 03/15/20(b)	450,000	532,125
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	430,000	435,375
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	80,000	82,000
GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	320,000	343,200
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	140,000	155,400
7.13%, 03/15/21	20,000	22,250
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	115,000	117,156
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	220,000	238,700
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	90,000	96,300
		2,195,143

Air Freight & Logistics–0.08%
Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	200,000	198,973

Airlines–0.71%
Air Canada (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	85,000	87,231
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	113,344	126,165
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	565,072	606,746
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	75,892	78,216
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	203,969	212,128
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	80,000	82,000
Delta Air Lines Pass Through Trust, Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	150,000	158,625
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	85,000	90,525

	Principal Amount	Value
Airlines–(continued)
UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	$187,276	$193,831
US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 04/01/26	19,964	22,547
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	19,986	22,434
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	24,981	27,167
Series 2012-2, Class B, Sec. Gtd. Pass Through Ctfs., 6.75%, 06/03/21	125,000	134,844
		1,842,459

Alternative Carriers–0.47%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	150,000	167,625
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	120,000	141,600
Sr. Unsec. Notes, 8.88%, 06/01/19(b)	235,000	260,262
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	500,000	554,375
9.38%, 04/01/19	45,000	50,906
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	45,000	47,813
		1,222,581

Apparel Retail–0.15%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	100,000	109,250
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	120,000	130,350
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	125,000	144,531
		384,131

Apparel, Accessories & Luxury Goods–0.78%
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	530,000	576,375
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	90,000	101,025
7.63%, 05/15/20	500,000	558,750
Sr. Unsec. Notes, 6.88%, 05/01/22(b)	25,000	28,063
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	175,000	181,562
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	580,000	581,450
		2,027,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Premium Income Fund

	Principal Amount	Value
Application Software–0.08%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$200,000	$207,000

Auto Parts & Equipment–0.32%
Affinia Group Inc., Sr. Unsec. Notes, 7.75%, 05/01/21(b)	30,000	30,825
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	335,000	365,987
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	135,000	142,425
6.63%, 10/15/22	80,000	86,000
Schaeffler Finance BV (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	204,644
		829,881

Automobile Manufacturers–0.28%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	650,000	731,250

Automotive Retail–0.01%
Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	30,000	31,800

Broadcasting–0.46%
Belo Corp., Sr. Unsec. Deb., 7.25%, 09/15/27	80,000	83,800
Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	50,000	54,125
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	160,000	174,400
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	590,000	640,150
LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	190,000	204,250
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	20,000	20,950
		1,177,675

Building Products–1.01%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	240,000	255,600
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	276,875
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	285,000	306,375
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	40,000	45,325
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	280,000	315,000
10.00%, 12/01/18	305,000	346,175
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	210,000	231,000
Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	70,000	77,525

	Principal Amount	Value
Building Products–(continued)
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	$135,000	$154,913
Sr. Unsec. Notes, 9.75%, 01/15/18	505,000	604,737
		2,613,525

Cable & Satellite–1.15%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/15/23	185,000	187,081
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/22	135,000	138,713
Sr. Unsec. Gtd. Notes, 5.00%, 03/15/23(b)	265,000	258,375
Sr. Unsec. Notes, 5.13%, 05/01/20(b)	185,000	184,306
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	195,000	217,425
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	170,000	189,550
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	385,000	418,687
Lynx I Corp. (United Kingdom), Sr. Sec. Notes, 5.38%, 04/15/21(b)	200,000	215,000
Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 6.38%, 04/15/23(b)	200,000	218,000
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	425,000	454,219
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes , 10.88%, 07/15/19(b)	150,000	159,750
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	300,000	325,500
		2,966,606

Casinos & Gaming–1.85%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	170,000	189,975
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.13%, 12/01/18	50,000	55,688
Sr. Unsec. Gtd. Notes, 9.00%, 07/01/20(b)	105,000	112,875
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	45,000	40,612
Sec. Gtd. Global Notes, 12.75%, 04/15/18	450,000	324,000
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	110,000	109,175
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	195,000	193,050
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	105,000	104,212
9.00%, 02/15/20(b)	200,000	198,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Premium Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	$140,000	$151,550
10.75%, 01/15/17	334,520	372,153
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	150,000	110,250
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	400,000	408,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	935,000	1,019,150
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	25,000	27,375
7.75%, 03/15/22	170,000	194,225
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	233,000	252,805
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(c)	95,000	93,694
Sr. Sec. Notes, 9.13%, 02/01/15(b)	388,000	386,545
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Gtd. Global Notes, 5.38%, 03/15/22	340,000	369,112
7.75%, 08/15/20	65,000	74,913
		4,787,859

Coal & Consumable Fuels–0.49%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	75,000	81,562
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	360,000	405,000
Indo Energy Finance II BV (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	200,000	204,000
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	21,000	22,680
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	320,000	350,800
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Unsec. Notes, 7.75%, 04/27/17(b)	200,000	213,272
		1,277,314

Communications Equipment–0.20%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	50,000	46,750
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	415,000	400,994
9.00%, 04/01/19(b)	75,000	76,969
		524,713

Computer & Electronics Retail–0.15%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	360,000	393,750

	Principal Amount	Value
Computer Storage & Peripherals–0.15%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$345,000	$382,088

Construction & Engineering–0.32%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	415,000	451,831
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	350,000	376,250
		828,081

Construction & Farm Machinery & Heavy Trucks–0.46%
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	250,000	256,562
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	160,000	170,000
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	130,000	149,175
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	130,000	136,500
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	75,250
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	305,000	330,544
Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	55,000	59,606
		1,177,637

Construction Materials–0.47%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	150,000	161,792
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	407,987
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	575,000	644,000
		1,213,779

Consumer Finance–0.48%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	950,000	1,197,000
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	45,000	47,812
		1,244,812

Data Processing & Outsourced Services–0.91%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	345,000	384,675
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	535,000	573,787
7.38%, 06/15/19(b)	110,000	120,175
8.25%, 01/15/21(b)	600,000	640,500
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	40,000	43,650
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	250,000	270,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Premium Income Fund

	Principal Amount	Value
Data Processing & Outsourced Services–(continued)
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	$320,000	$320,800
		2,354,212

Department Stores–0.06%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	150,000	150,000

Distillers & Vintners–0.07%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	85,000	99,238
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	70,000	81,025
		180,263

Diversified Banks–1.94%
Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	270,000	287,898
Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	220,402
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	198,966
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	250,000	263,751
Banco de Bogota (Colombia), Unsec. Sub. Notes, 5.38%, 02/19/23(b)	250,000	261,696
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	610,000	625,231
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	300,000	335,842
Bank of India (India), Sr. Unsec. Notes, 3.63%, 09/21/18(b)	200,000	201,770
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.50%, 03/10/16(b)	400,000	428,242
Unsec. Sub. Notes, 6.75%, 09/30/22(b)	300,000	345,266
Development Bank of Kazakhstan JSC (Kazakhstan), Sr. Unsec. Notes, 4.13%, 12/10/22(b)	200,000	197,448
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	204,346
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	280,000	302,641
Turkiye Garanti Bankasi A.S. (Turkey), Sr. Unsec. Notes, 4.00%, 09/13/17(b)	260,000	273,279
Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 02/05/20(b)	400,000	401,901
4.88%, 07/19/17(b)	240,000	255,891
Turkiye Is Bankasi A.S. (Turkey), Unsec. Sub. Bonds, 6.00%, 10/24/22(b)	200,000	218,042
		5,022,612

	Principal Amount	Value
Diversified Chemicals–0.01%
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	$35,000	$36,925

Diversified Metals & Mining–0.36%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	125,000	129,688
6.88%, 04/01/22(b)	205,000	219,862
8.25%, 11/01/19(b)	315,000	344,925
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	175,000	201,209
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	40,000	41,900
		937,584

Electric Utilities–0.42%
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	200,000	249,415
Saudi Electricity Sukuk Co. 2 (Saudi Arabia), Unsec. Bonds,, 3.47%, 04/08/23(b)	200,000	203,181
Sr. Unsec. Bonds, 5.06%, 04/08/43(b)	200,000	210,302
Star Energy Geothermal Wayang Windu Ltd. (Indonesia), Sr. Sec. Notes, 6.13%, 03/27/20(b)	400,000	414,170
		1,077,068

Electrical Components & Equipment–0.12%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	125,000	129,375
General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	150,000	155,625
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	33,000	35,805
		320,805

Electronic Manufacturing Services–0.13%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	320,000	343,200

Environmental & Facilities Services–0.03%
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	30,000	31,725
Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	45,000	47,250
		78,975

Food Distributors–0.03%
ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	80,000	84,200

Gas Utilities–0.43%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	160,000	179,600
China Oil & Gas Group Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.25%, 04/25/18(b)	200,000	206,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Premium Income Fund

	Principal Amount	Value
Gas Utilities–(continued)
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$255,000	$269,662
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	66,000	73,755
Sr. Unsec. Notes, 7.38%, 03/15/20	340,000	371,450
		1,100,975

Gold–0.12%
AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	200,000	202,250
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	115,000	117,875
		320,125

Health Care Equipment–0.23%
Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	75,000	81,563
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	225,000	234,563
Universal Hospital Services Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/20(b)	250,000	272,812
		588,938

Health Care Facilities–0.46%
HCA Holdings Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	143,650
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	340,000	379,950
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	70,000	76,475
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	135,000	149,850
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	90,000	86,175
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	15,000	15,712
Sr. Unsec. Global Notes, 6.75%, 02/01/20	130,000	141,700
8.00%, 08/01/20	175,000	197,969
		1,191,481

Health Care Services–0.10%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	70,000	75,075
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	180,000	193,950
		269,025

Health Care Technology–0.07%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	173,000	192,030

	Principal Amount	Value
Homebuilding–1.00%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	$334,000	$351,535
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	115,000	126,356
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	180,000	202,950
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	275,000	286,000
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	120,000	127,350
11.88%, 10/15/15	100,000	114,500
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	55,000	63,250
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	250,000	287,812
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	195,000	217,913
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	200,000	226,000
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	150,000	156,938
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/15/21(b)	30,000	30,900
7.75%, 04/15/20(b)	320,000	361,600
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	45,200
		2,598,304

Hotels, Resorts & Cruise Lines–0.15%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	10,000	11,213
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	350,000	365,750
		376,963

Household Products–0.23%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	170,000	177,863
Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	100,000	117,876
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	185,000	194,712
7.13%, 04/15/19	100,000	108,250
		598,701

Housewares & Specialties–0.04%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	90,000	91,800
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	20,000	21,900
		113,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Premium Income Fund

	Principal Amount	Value
Hypermarkets & Super Centers–0.24%
Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.88%, 01/20/23(b)	$400,000	$414,706
5.50%, 01/20/21(b)	200,000	214,101
		628,807

Independent Power Producers & Energy Traders–0.17%
AES Corp/VA, Sr. Unsec. Global Notes, 7.38%, 07/01/21	165,000	196,763
8.00%, 10/15/17	200,000	240,500
		437,263

Industrial Conglomerates–0.13%
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	300,000	324,000

Industrial Machinery–0.08%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	50,000	52,813
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	130,000	140,075
		192,888

Insurance Brokers–0.03%
Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	70,000	75,600

Integrated Oil & Gas–0.99%
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	300,000	322,200
6.00%, 01/23/21(b)	200,000	226,750
IPIC GMTN Ltd. (United Arab Emirates), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	300,000	355,313
KazMunayGaz National Co. JSC (Kazakhstan), Sr. Unsec. Gtd. Notes, 7.00%, 05/05/20(b)	620,000	754,308
Sr. Unsec. Notes, 5.75%, 04/30/43(b)	200,000	204,569
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	194,806
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia), Sr. Unsec. Bonds, 3.15%, 03/06/17(b)	500,000	507,441
		2,565,387

Integrated Telecommunication Services–0.32%
Colombia Telecomunicaciones S.A. ESP (Colombia), Sr. Unsec. Notes, 5.38%, 09/27/22(b)	300,000	301,449
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25%(b)(d)(e)	300,000	320,713

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	$200,000	$198,303
		820,465

Internet Software & Services–0.23%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	230,000	246,100
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	255,000	269,025
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	70,000	72,013
		587,138

Leisure Facilities–0.12%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	205,000	209,613
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	80,000	86,400
		296,013

Marine–0.05%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	130,000	131,300

Movies & Entertainment–0.46%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	250,000	276,562
Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	215,000	223,600
Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	225,000	234,563
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	405,000	444,994
		1,179,719

Multi-Line Insurance–0.63%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	500,000	682,086
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	350,000	417,813
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	250,000	295,000
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	150,000	229,510
		1,624,409

Multi-Sector Holdings–0.16%
Andrade Gutierrez International S.A. (Brazil), Sr. Unsec. Gtd. Notes, 4.00%, 04/30/18(b)	400,000	399,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Premium Income Fund

	Principal Amount	Value
Oil & Gas Drilling–0.15%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	$12,000	$13,125
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	350,000	380,625
		393,750

Oil & Gas Equipment & Services–0.59%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	175,000	191,187
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	310,000	317,750
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	85,000	86,913
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	258,000	272,190
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	252,000	264,600
TMK OAO Via TMK Capital S.A. (Russia), Sr. Unsec. Notes, 6.75%, 04/03/20(b)	400,000	393,625
		1,526,265

Oil & Gas Exploration & Production–2.91%
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	275,000	295,625
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	165,000	182,325
8.25%, 09/01/21	165,000	187,275
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	105,000	116,025
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	240,000	276,000
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	80,000	87,500
6.13%, 02/15/21	200,000	221,250
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	453,000	496,035
Continental Resources Inc., Sr. Unsec. Gtd. Notes, 4.50%, 04/15/23(b)	55,000	58,644
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	600,000	710,624
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	238,000	254,065
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	200,000	197,000
GeoPark Latin American Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	300,000	308,746
Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	384,000	412,800
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.50%, 01/15/21(b)	50,000	53,000

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	$20,000	$22,100
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	245,000	259,700
6.50%, 03/15/21(b)	20,000	21,550
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	226,000	231,650
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	100,000	109,625
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec. Notes, 5.13%, 03/28/23(b)	500,000	510,127
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 06/27/44	300,000	327,511
6.50%, 06/02/41	300,000	376,529
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.50%, 11/15/20	160,000	179,200
6.63%, 05/01/21	50,000	55,938
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	175,000	184,625
Sr. Unsec. Notes, 5.38%, 10/01/22	110,000	117,425
QGOG Constellation S.A. (Brazil), Sr. Unsec. Gtd. Notes, 6.25%, 11/09/19(b)	300,000	318,377
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	266,000	277,970
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	205,000	226,525
6.50%, 01/01/23	40,000	44,300
6.63%, 02/15/19	30,000	32,550
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	335,000	365,987
		7,518,603

Oil & Gas Refining & Marketing–0.36%
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.00%, 03/14/23(b)	400,000	409,757
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	60,000	65,250
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	175,000	181,125
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	50,000	53,500
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	224,494
		934,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Premium Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.94%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	$100,000	$103,750
5.88%, 04/15/21	95,000	103,075
6.13%, 07/15/22	210,000	231,525
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	240,000	253,800
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	310,000	334,025
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	293,750
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	243,000	257,580
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	205,000	227,037
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	20,000	19,800
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	125,000	129,688
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	180,000	201,150
6.88%, 02/01/21	90,000	100,575
Sr. Unsec. Gtd. Notes, 5.25%, 05/01/23(b)	165,000	175,725
		2,431,480

Other Diversified Financial Services–0.39%
Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(d)	350,000	368,812
Jefferies Finance LLC/JFIN Co-Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	400,000	418,000
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	205,000	218,069
		1,004,881

Packaged Foods & Meats–0.37%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	185,000	197,488
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	325,000	363,187
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	220,000	224,950
Wells Enterprises Inc, Sr. Sec. Notes, 6.75%, 02/01/20(b)	150,000	163,125
		948,750

Paper Packaging–0.07%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	155,000	169,338

Paper Products–0.21%
Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	20,000	21,550

	Principal Amount	Value
Paper Products–(continued)
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	$205,000	$224,475
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	90,000	95,400
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	200,000	209,000
		550,425

Personal Products–0.12%
Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	50,000	53,899
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	250,000	257,500
		311,399

Railroads–0.18%
Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	233,078
Kazakhstan Temir Zholy Finance B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 6.95%, 07/10/42(b)	200,000	235,497
		468,575

Real Estate Development–0.34%
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	500,000	522,085
11.13%, 02/23/18(b)	300,000	347,382
		869,467

Regional Banks–0.46%
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	350,000	391,508
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	202,279
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	110,000	127,325
Unsec. Sub. Global Notes, 5.13%, 06/15/17	460,000	468,050
		1,189,162

Research & Consulting Services–0.06%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	150,000	164,625

Semiconductor Equipment–0.37%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	95,000	98,087
6.63%, 06/01/21	295,000	306,800
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	265,000	283,550
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	250,000	273,750
		962,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Premium Income Fund

	Principal Amount	Value
Semiconductors–0.41%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$140,000	$154,700
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	350,000	377,562
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	500,000	532,500
		1,064,762

Soft Drinks–0.32%
Ajecorp B.V. (Spain), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	580,000	633,570
Corp Lindley S.A. (Peru), Sr. Unsec. Notes, 4.63%, 04/12/23(b)	200,000	203,266
		836,836

Sovereign Debt–7.81%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	850,000	741,247
Bolivian Government International Bond (Bolivia), Unsec. Notes, 4.88%, 10/29/22(b)	450,000	457,875
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	400,000	430,000
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	430,000	580,500
Costa Rica Government International Bond (Costa Rica), Sr. Unsec. Notes, 4.25%, 01/26/23(b)	350,000	357,000
Unsec. Notes, 4.38%, 04/30/25(b)	200,000	201,900
Croatia Government International Bond (Croatia), Sr. Unsec. Notes, 5.50%, 04/04/23(b)	200,000	213,430
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	516,978	580,566
Egypt Government International Bond (Egypt), Sr. Unsec. Notes, 5.75%, 04/29/20(b)	200,000	186,500
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	300,000	405,000
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/23	150,000	154,914
7.63%, 03/29/41	350,000	412,562
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 7.75%, 01/17/38(b)	400,000	597,000
Sr. Unsec. Notes, 3.38%, 04/15/23(b)	500,000	511,875
4.63%, 04/15/43(b)	500,000	518,750
Unsec. Notes, 3.75%, 04/25/22(b)	200,000	211,000
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.63%, 02/01/22(b)	200,000	256,050

	Principal Amount	Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	$260,000	$284,574
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	780,000	930,540
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	400,000	426,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	400,000	686,000
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	362,250
6.38%, 10/23/34	1,100,000	1,535,875
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	200,000	200,146
5.00%, 03/23/22	275,000	321,764
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21(b)	700,000	504,000
Republic of Paraguay (Mult. Countries), Sr. Unsec. Bonds, 4.63%, 01/25/23(b)	300,000	307,500
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	206,500
Sr. Unsec. Notes 5.25%, 11/21/17(b)	200,000	212,100
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	70,000	72,797
6.75%, 02/07/22(b)	160,000	196,696
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	300,000	327,000
REGS, Euro Notes, 7.40%, 01/22/15(b)	250,000	267,812
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 6.25%, 09/26/22	550,000	679,250
6.75%, 05/30/40	350,000	458,500
8.00%, 02/14/34	175,000	255,063
Unsec. Global Notes, 4.88%, 04/16/43	250,000	258,125
6.00%, 01/14/41	200,000	241,250
Ukraine Government International Bond (Ukraine), Sr. Unsec. Bonds, 7.50%, 04/17/23(b)	350,000	339,500
Sr. Unsec. Notes, 7.80%, 11/28/22(b)	200,000	200,230
REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	575,000	569,250
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	627,038	903,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Premium Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	$370,000	$365,930
REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	1,000,000	845,000
11.75%, 10/21/26(b)	300,000	328,950
11.95%, 08/05/31(b)	320,000	354,080
Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	200,000	239,168
Vnesheconcombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	227,750
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	262,468
		20,186,299

Specialized Finance–1.32%
Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	210,000	231,525
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	227,000	236,080
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	175,000	196,000
6.75%, 04/15/17	310,000	346,425
7.63%, 04/15/20	235,000	277,888
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	160,000	180,000
5.25%, 03/15/18	335,000	374,362
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	460,000	522,100
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	260,000	285,837
5.88%, 08/15/22	60,000	66,675
8.75%, 03/15/17	500,000	600,750
Sr. Unsec. Notes, 8.25%, 12/15/20	80,000	100,200
		3,417,842

Specialized REIT’s–0.07%
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	170,000	187,850

Specialty Chemicals–0.26%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	150,000	158,625
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	295,000	331,875
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	165,000	178,613
		669,113

Specialty Stores–0.13%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	295,000	325,238

	Principal Amount	Value
Steel–0.66%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	$40,000	$43,816
Evraz Group S.A. (Russia), Sr. Unsec. Notes, 7.40%, 04/24/17(b)	200,000	211,114
Gerdau Trade Inc. (Brazil), Sr. Unsec. Gtd. Notes, 4.75%, 04/15/23(b)	400,000	397,775
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	280,000	308,000
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20(b)	404,000	432,280
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	180,000	191,250
Sr. Unsec. Notes, 7.00%, 02/01/18	105,000	113,662
		1,697,897

Technology Distributors–0.05%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	125,000	134,375

Tires & Rubber–0.08%
Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	215,424

Trading Companies & Distributors–0.05%
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	10,000	11,025
Sr. Unsec. Global Notes, 8.25%, 02/01/21	100,000	114,250
		125,275

Trucking–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	320,000	357,600
HDTFS Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 10/15/22	25,000	28,125
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	10,000	10,962
6.75%, 04/15/19	500,000	557,500
		954,187

Wireless Telecommunication Services–3.20%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	400,000	396,696
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.13%, 03/11/23(b)	400,000	408,904
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	120,000	128,850
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	700,000	715,750
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	216,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Premium Income Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	$200,000	$202,500
Intelsat Luxembourg SA (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	285,000	302,100
8.13%, 06/01/23(b)	80,000	85,400
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	195,000	209,625
6.63%, 11/15/20	245,000	265,825
6.63%, 04/01/23(b)	195,000	209,625
7.88%, 09/01/18	500,000	552,500
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	150,000	158,250
Sistema International Funding S.A. (Russia), Unsec. Notes, 6.95%, 05/17/19(b)	600,000	656,924
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	625,000	642,969
6.90%, 05/01/19	60,000	65,625
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	115,000	120,175
7.00%, 08/15/20	115,000	126,500
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	40,000	45,850
9.00%, 11/15/18(b)	500,000	616,250
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	300,000	303,293
5.95%, 02/13/23(b)	300,000	300,529
7.50%, 03/01/22(b)	700,000	794,500
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	212,000
11.75%, 07/15/17(b)	500,000	538,125
		8,274,765
Total U.S. Dollar Denominated Bonds and Notes (Cost $106,220,649)		113,087,589

	Shares
Preferred Stocks–34.23%
Asset Management & Custody Banks–0.56%
Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	6,900	186,783
Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	4,100	113,693
Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	17,900	475,961
Bank of New York Mellon Corp. (The), 5.20% Pfd.	13,800	353,556
State Street Corp., Series C, 5.25% Pfd.	12,300	313,404
		1,443,397

Cable & Satellite–0.06%
Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	6,100	156,892

	Shares	Value
Consumer Finance–1.62%
Ally Financial Inc., 7.30% Sr. Unsec. Pfd.	21,300	$548,475
7.38% Sr. Pfd.	24,300	619,164
Capital One Financial Corp., Series B, 6.00% Pfd.	20,700	540,684
Discover Financial Services, Series B, 6.50% Pfd.	13,600	360,944
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	68,800	1,884,432
SLM Corp., 6.00% Sr. Unsec. Pfd.	9,400	233,026
		4,186,725

Diversified Banks–6.96%
Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	33,100	851,663
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	98,300	2,529,259
HSBC Holdings PLC (United Kingdom), 8.13% Jr. Unsec. Sub. Pfd.	24,800	639,592
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	162,300	4,679,109
Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	20,400	568,752
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	97,490	2,453,823
Royal Bank of Scotland PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	30,700	708,249
Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Gtd. Sub. Pfd.	22,200	612,498
US Bancorp, Series F, 6.50% Pfd.	61,500	1,842,540
Wells Fargo & Co., 5.20% Pfd.	24,800	635,624
Wells Fargo & Co., Series J, 8.00% Pfd.	49,700	1,528,275
Wells Fargo & Co., Series O, 5.13% Pfd.	36,900	935,415
		17,984,799

Diversified Capital Markets–1.64%
Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Gtd. Sub. Pfd.	73,800	2,088,540
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Gtd. Sub. Pfd.	73,800	2,160,126
		4,248,666

Diversified REIT’s–0.59%
PS Business Parks, Inc., Series S, 6.45% Pfd.	21,800	582,714
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	11,100	303,252
Vornado Realty Trust, Series J, 6.88% Pfd.	23,000	640,090
		1,526,056

Electric Utilities–1.69%
Alabama Power Co., 5.63% Pfd.	13,700	350,635
BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	5,100	131,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Premium Income Fund

	Shares	Value
Electric Utilities–(continued)
Constellation Energy Group Inc., Series A, 8.63% Jr. Unsec. Gtd. Sub. Pfd.	11,100	$282,495
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	10,600	270,406
Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	6,100	159,149
Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	10,600	281,006
Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	11,100	300,810
Interstate Power & Light Co., Series D, 5.10% Pfd.	4,700	119,991
NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Gtd. Sub. Pfd.	7,400	183,446
NextEra Energy Capital Holdings Inc., Series F, 8.75% Jr. Unsec. Gtd. Sub. Pfd.	4,400	118,316
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Gtd. Sub. Pfd.	16,700	443,886
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Gtd. Sub. Pfd.	21,900	573,342
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	30,600
PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Gtd. Sub. Pfd.	10,700	280,768
SCE Trust I, 5.63% Jr. Unsec. Gtd. Sub. Pfd.	23,700	633,975
Xcel Energy Inc., 7.60% Jr. Unsec. Sub. Pfd.	8,100	204,930
		4,364,825

Industrial Conglomerates–0.40%
General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	19,700	505,108
4.88% Sr. Unsec. Pfd.	20,900	536,764
		1,041,872

Industrial Machinery–0.18%
Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	17,700	470,289

Integrated Telecommunication Services–0.51%
Qwest Corp., 7.00% Sr. Unsec. Pfd.	8,100	219,834
7.00% Sr. Unsec. Pfd.	13,500	366,930
7.38% Sr. Unsec. Pfd.	14,200	386,524
7.50% Sr. Unsec. Pfd.	12,200	334,036
		1,307,324

Investment Banking & Brokerage–2.12%
BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,100	29,887
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	11,900	320,943
Goldman Sachs Group, Inc. (The), 6.13% Sr. Unsec. Pfd.	14,200	380,418
6.50% Sr. Unsec. Pfd.	22,100	614,159

	Shares	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), Series B, 6.20% Pfd.	3,500	$89,565
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	40,200	1,032,336
Goldman Sachs Group, Inc. (The), Series J, 5.50% Variable Rate Pfd.(c)	31,715	815,393
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	71,300	1,811,020
Raymond James Financial Inc., 6.90% Sr. Pfd.	7,100	197,664
Stifel Financial Corp., 6.70% Sr. Pfd.	6,600	178,926
		5,470,311

Life & Health Insurance–2.17%
Aegon N.V. (Netherlands), 6.38% Unsec. Sub. Pfd.	40,800	1,088,136
8.00% Jr. Unsec. Sub. Pfd.	39,300	1,122,015
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	12,300	328,410
MetLife Inc., Series B, 6.50% Pfd.	29,300	755,061
Principal Financial Group Inc., Series B, 6.52% Pfd.	13,500	367,335
Protective Life Corp., 6.25% Jr. Unsec. Sub. Pfd.	13,200	346,896
Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	15,400	392,084
5.75% Jr. Unsec. Sub. Pfd.	13,200	340,428
9.00% Jr. Sub. Pfd.	18,900	482,706
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	13,500	347,490
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,700	45,560
		5,616,121

Multi-Line Insurance–0.88%
Allianz SE (Germany), 8.38% Jr. Unsec. Sub. Pfd.	45,000	1,140,471
American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	12,000	323,640
Aviva PLC (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	8,100	233,118
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	18,835	583,320
		2,280,549

Multi-Utilities–0.34%
Dominion Resources Inc., Series A, 8.38% Pfd.	16,200	439,830
DTE Energy Co., 6.50% Jr. Unsec. Sub. Deb. Pfd.	11,800	328,158
SCANA Corp., 7.70% Jr. Unsec. Sub. Pfd.	3,600	98,136
		866,124

Office REIT’s–0.44%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,400	37,212
Boston Properties, Inc., 5.25% Pfd.	5,400	137,484
CommonWealth REIT, 5.75% Sr. Unsec. Pfd.	9,100	226,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Premium Income Fund

	Shares	Value
Office REIT’s–(continued)
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	11,600	$305,428
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	5,500	137,390
Kilroy Realty Corp., Series G, 6.88% Pfd.	1,000	27,030
Kilroy Realty Corp., Series H, 6.38% Pfd.	2,000	51,440
SL Green Realty Corp., Series I, 6.50% Pfd.	8,600	222,568
		1,145,415

Office Services & Supplies–0.12%
Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	2,200	56,298
6.70% Sr. Unsec. Pfd.	10,100	257,651
		313,949

Oil & Gas Refining & Marketing–0.09%
NuStar Logistics L.P., 7.63% Sr. Unsec. Gtd. Sub. Variable Rate Pfd.	8,500	233,750

Other Diversified Financial Services–7.95%
BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	8,900	226,594
Bank of America Corp., Series 3, 6.38% Pfd.	19,700	502,941
Bank of America Corp., Series 8, 8.63% Pfd.	35,500	905,250
Bank of America Corp., Series D, 6.20% Pfd.	18,900	478,737
Bank of America Corp., Series H, 8.20% Pfd.	35,500	887,145
Bank of America Corp., Series I, 6.63% Pfd.	46,700	1,302,930
Bank of America Corp., Series J, 7.25% Pfd.	30,200	773,422
Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	130,300	3,679,672
Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	21,300	538,464
ING Groep NV (Netherlands), 7.38% Jr. Unsec. Sub. Pfd.	49,700	1,272,320
8.50% Jr. Unsec. Sub. Pfd.	118,000	3,103,400
JPMorgan Chase & Co., Series J, 8.63% Pfd.	76,300	1,946,413
JPMorgan Chase & Co., Series O, 5.50% Pfd.	37,900	963,039
JPMorgan Chase & Co., Series P, 5.45% Pfd.	76,200	1,924,050
JPMorgan Chase Capital XXIX, 6.70% Jr. Gtd. Sub. Pfd.	45,000	1,199,250
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	33,700	853,284
		20,556,911

Property & Casualty Insurance–0.59%
Allstate Corp. (The), 5.10% Jr. Unsec. Sub. Pfd.	10,600	281,960
Arch Capital Group Ltd., Series C, 6.75% Pfd.	6,900	190,440
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,700	43,384

	Shares	Value
Property & Casualty Insurance–(continued)
Aspen Insurance Holdings Ltd., 7.25% Pfd.	6,900	$188,232
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	8,700	220,980
Axis Capital Holdings Ltd., Series A, 7.25% Pfd.	2,600	65,754
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	8,100	224,694
Hanover Insurance Group, Inc. (The), 6.35% Unsec. Sub. Pfd.	4,100	103,935
Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	3,200	81,536
W.R. Berkley Capital Trust II, 6.75% Jr. Gtd. Sub. Pfd.	5,100	128,010
		1,528,925

Real Estate Operating Companies–0.04%
Forest City Enterprises Inc., 7.38% Sr. Unsec. Pfd.	4,600	116,288

Regional Banks–2.29%
BB&T Corp., 5.85% Pfd.	28,400	751,464
BB&T Corp., Series E, 5.63% Pfd.	19,700	507,275
City National Corp., Series C, 5.50% Pfd.	2,700	67,500
Cullen/Frost Bankers, Inc., 5.38% Pfd.	3,600	91,440
First Horizon National Corp., Series A, 6.20% Pfd.	2,400	60,192
First Niagara Financial Group Inc., Series B, 8.63% Pfd.	7,400	220,076
First Republic Bank, 5.50% Pfd.	4,900	121,814
First Republic Bank, Series A, 6.70% Pfd.	7,100	192,552
First Republic Bank, Series B, 6.20% Pfd.	3,900	104,364
FirstMerit Corp., Series A, 5.88% Pfd.	2,400	60,984
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	42,600	1,222,620
Regions Financial Corp., Series A, 6.38% Pfd.	12,300	315,618
SunTrust Banks Inc., Series E, 5.88% Pfd.	9,100	232,323
TCF Financial Corp., 7.50% Pfd.	1,900	52,250
TCF Financial Corp., Series B, 6.45% Pfd.	2,300	59,363
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	6,200	155,815
Webster Financial Corp., Series E, 6.40% Pfd.	2,600	67,080
Zions Bancorp., Series C, 9.50% Pfd.	11,800	305,856
Zions Bancorp., Series F, 7.90% Pfd.	16,600	478,080
Zions Bancorp., Series G, 6.30% Variable Rate Pfd.(c)	26,780	725,537
Zions Bancorp., Series H, 5.75% Pfd.	5,000	125,000
		5,917,203

Reinsurance–0.65%
Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	4,100	114,185
Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	4,700	129,532
Everest Re Capital Trust II, Series B, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	7,600	191,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Premium Income Fund

	Shares	Value
Reinsurance–(continued)
Maiden Holdings Ltd., Series A, 8.25% Pfd.	7,200	$191,520
Montpelier Re Holdings Ltd., 8.88% Pfd.	3,000	83,640
PartnerRe Ltd., Series E, 7.25% Pfd.	18,500	528,175
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Variable Rate Pfd.(c)	8,100	223,965
RenaissanceRe Holdings Ltd., Series D, 6.60% Pfd.	8,450	216,743
		1,679,432

Retail REIT’s–0.71%
DDR Corp., Class J, 6.50% Pfd.	8,200	211,314
Glimcher Realty Trust, 6.88% Pfd.	13,600	345,440
Kimco Realty Corp., Series I, 6.00% Pfd.	23,100	618,618
National Retail Properties Inc., Series D, 6.63% Pfd.	6,800	184,688
Realty Income Corp., Series E, 6.75% Pfd.	5,600	144,200
Realty Income Corp., Series F, 6.63% Pfd.	7,400	201,724
Regency Centers Corp., Series 6, 6.63% Pfd.	5,100	136,986
		1,842,970

Specialized Finance–0.18%
KKR Financial Holdings LLC, Series A, 7.38% Pfd.	8,900	235,850
KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	7,600	221,920
		457,770

Specialized REIT’s–1.14%
EPR Properties, Series F, 6.63% Pfd.	1,900	48,241
Health Care REIT, Inc., Series J, 6.50% Pfd.	5,800	158,920
Hospitality Properties Trust, Series D, 7.13% Pfd.	11,200	301,280
Public Storage, Series Q, 6.50% Pfd.	77,800	2,142,612
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	7,100	181,050
Ventas Realty, L.P./Ventas Capital Corp., 5.45%, Sr. Unsec. Gtd. Pfd.	4,100	104,796
		2,936,899

Thrifts & Mortgage Finance–0.03%
Astoria Financial Corp., Series C, 6.50% Pfd.	3,200	81,120

Wireless Telecommunication Services–0.28%
Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	19,800	533,610
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	7,200	191,736
		725,346
Total Preferred Stocks (Cost $84,890,815)		88,499,928

	Principal Amount		Value
U.S. Treasury Securities–12.11%
U.S. Treasury Bills–0.08%
0.13%, 05/30/13(g)		$200,000	$199,996

U.S. Treasury Notes–3.96%
3.13%, 05/15/21		9,000,000	10,249,186

U.S. Treasury STRIPS–8.07%
3.15%, 11/15/40(g)		18,350,000	7,890,308
3.23%, 11/15/40(g)		5,800,000	2,493,939
3.25%, 11/15/40(g)		2,500,000	1,074,974
3.28%, 11/15/40(g)		18,000,000	7,739,811
3.31%, 11/15/40(g)		3,850,000	1,655,460
			20,854,492
Total U.S. Treasury Securities (Cost $30,370,829)			31,303,674

Non-U.S. Dollar Denominated Bonds & Notes–1.46%(h)
Broadcasting–0.11%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	150,000	212,860
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	73,588
			286,448

Casinos & Gaming–0.27%
Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	120,000	127,222
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	125,000	209,709
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	335,000	350,829
			687,760

Construction Materials–0.12%
Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	141,084
Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	105,000	157,299
			298,383

Diversified Banks–0.21%
Inter-American Development Bank (Supranational),–Series 382, Medium-Term Euro Notes, 7.05%, 01/23/14	BRL	1,100,000	551,508

Electric Utilities–0.11%
RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	9,000,000	290,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Premium Income Fund

	Principal Amount		Value
Food Distributors–0.17%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	270,000	$444,583

Independent Power Producers & Energy Traders–0.06%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	158,058

Leisure Facilities–0.05%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	138,285

Metal & Glass Containers–0.06%
Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	153,431

Multi-Sector Holdings–0.06%
KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	100,000	146,213

Other Diversified Financial Services–0.14%
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	250,000	360,529

	Principal Amount		Value
Systems Software–0.05%
Titan Luxco 2 Sarl (Italy), Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	100,000	$131,371

Wireless Telecommunication Services–0.05%
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	134,005
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,643,960)			3,781,555

	Shares
Money Market Funds–6.12%
Liquid Assets Portfolio–Institutional Class(i)		7,913,306	7,913,306
Premier Portfolio–Institutional Class(i)		7,913,306	7,913,306
Total Money Market Funds (Cost $15,826,612)			15,826,612
TOTAL INVESTMENTS–97.65% (Cost $240,952,865)			252,499,358
OTHER ASSETS LESS LIABILITIES–2.35%			6,077,108
NET ASSETS–100.00%			$258,576,466

Investment Abbreviations:

BRL	– Brazilian Real
CAD	– Canadian Dollar
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed

Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
RUB	– Russian Rouble
Sec.	– Secured

Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $59,197,296, which represented 22.89% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2013.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2013

U.S. Dollar Denominated Bonds and Notes	43.7%
Preferred Stocks	34.2
U.S. Treasury Securities	12.1
Non-U.S. Dollar Denominated Bonds & Notes	1.5
Money Market Funds Plus Other Assets Less Liabilities	8.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Premium Income Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $225,126,253)	$236,672,746
Investments in affiliated money market funds, at value and cost	15,826,612
Total investments, at value (Cost $240,952,865)	252,499,358
Cash	935,097
Foreign currencies, at value (Cost $209,073)	211,746
Receivable for:
Deposits with brokers for open futures contracts	1,140,000
Investments sold	765,830
Fund shares sold	1,530,638
Dividends and interest	2,291,481
Fund expenses absorbed	29,129
Foreign currency contracts outstanding	63,361
Unrealized appreciation on swap agreements	529,314
Premiums paid on swap agreements	985,377
Investment for trustee deferred compensation and retirement plans	5,838
Other assets	51,324
Total assets	261,038,493

Liabilities:
Payable for:
Investments purchased	2,089,383
Fund shares reacquired	177,197
Variation margin	96,469
Accrued fees to affiliates	46,424
Accrued trustees’ and officers’ fees and benefits	1,893
Accrued other operating expenses	42,278
Trustee deferred compensation and retirement plans	8,383
Total liabilities	2,462,027
Net assets applicable to shares outstanding	$258,576,466

Net assets consist of:
Shares of beneficial interest	$245,089,120
Undistributed net investment income	(501,744)
Undistributed net realized gain (loss)	(25,494)
Unrealized appreciation	14,014,584
$258,576,466

Net Assets:
Class A	$69,747,257
Class C	$22,174,595
Class R	$117,087
Class Y	$14,478,939
Class R5	$1,088,637
Class R6	$150,969,951

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,395,938
Class C	2,035,416
Class R	10,740
Class Y	1,326,845
Class R5	99,789
Class R6	13,843,672
Class A:
Net asset value per share	$10.90
Maximum offering price per share
(Net asset value of $10.90 ÷ 94.50%)	$11.53
Class C:
Net asset value and offering price per share	$10.89
Class R:
Net asset value and offering price per share	$10.90
Class Y:
Net asset value and offering price per share	$10.91
Class R5:
Net asset value and offering price per share	$10.91
Class R6:
Net asset value and offering price per share	$10.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Premium Income Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 1,515)	$3,763,067
Dividends	2,310,081
Dividends from affiliated money market funds	6,327
Total investment income	6,079,475

Expenses:
Advisory fees	702,164
Administrative services fees	37,243
Custodian fees	10,478
Distribution fees:
Class A	62,533
Class C	77,531
Class R	203
Transfer agent fees — A, C, R and Y	42,698
Transfer agent fees — R5	27
Transfer agent fees — R6	104
Trustees’ and officers’ fees and benefits	13,845
Registration and filing fees	65,041
Other	52,554
Total expenses	1,064,421
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(240,123)
Net expenses	824,298
Net investment income	5,255,177

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	843,078
Foreign currencies	(6,116)
Foreign currency contracts	(121,888)
Futures contracts	(680,555)
Swap agreements	455,291
489,810
Change in net unrealized appreciation of:
Investment securities	2,936,200
Foreign currencies	156
Foreign currency contracts	98,748
Futures contracts	1,908,915
Swap agreements	410,314
5,354,333
Net realized and unrealized gain	5,844,143
Net increase in net assets resulting from operations	$11,099,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Premium Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the period December 14, 2011(commencement date) through October 31, 2012

(Unaudited)

	April 30, 2013	December 14, 2011 (commencement date) through October 31, 2012
Operations:
Net investment income	$5,255,177	$5,967,708
Net realized gain	489,810	2,863,735
Change in net unrealized appreciation	5,354,333	8,660,251
Net increase in net assets resulting from operations	11,099,320	17,491,694

Distributions to shareholders from net investment income:
Class A	(1,337,721)	(261,810)
Class C	(353,621)	(134,566)
Class R	(2,080)	(969)
Class Y	(257,783)	(78,485)
Class R5	(28,078)	(5,293,286)
Class R6	(3,901,732)	(649,565)
Total distributions from net investment income	(5,881,015)	(6,418,681)

Distributions to shareholders from net realized gains:
Class A	(576,861)	—
Class C	(186,656)	—
Class R	(1,094)	—
Class Y	(95,533)	—
Class R5	(14,633)	—
Class R6	(1,969,438)	—
Total distributions from net realized gains	(2,844,215)	—

Share transactions–net:
Class A	44,603,933	24,056,382
Class C	11,469,811	10,264,659
Class R	66,179	48,654
Class Y	9,793,409	4,310,528
Class R5	315,545	(8,550,610)
Class R6	11,020,337	137,730,536
Net increase in net assets resulting from share transactions	77,269,214	167,860,149
Net increase in net assets	79,643,304	178,933,162

Net assets:
Beginning of period	178,933,162	—
End of period (includes undistributed net investment income of $(501,744) and $124,094, respectively)	$258,576,466	$178,933,162

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premium Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

21                         Invesco Premium Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

22                         Invesco Premium Income Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

23                         Invesco Premium Income Fund

merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

M.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
O.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

24                         Invesco Premium Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $500 million	0.60%
Next $500 million	0.55%
Over $1.5 billion	0.54%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.89%, 1.64%, 1.14%, 0.64%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $197,111 and reimbursed class level expenses of $28,516, $8,839, $46, $5,297, $27 and $105 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $37,409 in front-end sales commissions from the sale of Class A shares and $1,545 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

25                         Invesco Premium Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$100,476,925	$3,849,615	$—	$104,326,540
U.S. Treasury Securities	—	31,303,674	—	31,303,674
Corporate Debt Securities	—	96,682,845	—	96,682,845
Foreign Government Debt Securities	—	20,186,299	—	20,186,299
	100,476,925	152,022,433	—	252,499,358
Foreign Currency Contracts*	—	63,361	—	63,361
Futures*	1,873,933	—	—	1,873,933
Swap Agreements*	—	529,314	—	529,314
Total Investments	$102,350,858	$152,615,108	$—	$254,965,966

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Credit default swaps(a)	$529,314	$—
Currency risk
Foreign currency contracts(a)	63,361	—
Interest rate risk
Futures contracts(b)	1,873,933	—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements and Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$455,291
Currency risk	—	(121,888)	—
Interest rate risk	(680,555)	—	—
Change in Unrealized Appreciation
Credit risk	$—	$—	$410,314
Currency risk	—	98,748	—
Interest rate risk	1,908,915	—	—
Total	$1,228,360	$(23,140)	$865,605

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $46,188,760, $2,362,773 and $7,713,333, respectively.

Open Futures Contracts(a)
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury Long Bonds	441	June-2013	$65,433,375	$1,873,933

(a)	Futures collateralized by $1,140,000 cash held with Goldman Sachs & Co., the futures commission merchant.

26                         Invesco Premium Income Fund

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
05/08/13	RBC Dain Rauscher	EUR	1,770,000	USD	2,386,337	$2,331,235	$55,102
05/08/13	RBC Dain Rauscher	USD	604,184	EUR	465,000	612,443	8,259
Total open foreign currency contracts							$63,361

Currency Abbreviations:

EUR – Euro
USD – U.S. Dollar

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Chase N.A.	Markit CDX North America, High Yield Index Series 17	Sell	5.00%	12/20/16	2.63%	$2,880,000	$95,455	$329,066
JPMorgan Chase N.A.	Markit CDX Emerging Markets Index Series 19	Sell	5.00%	06/20/18	2.30%	10,000,000	(1,080,832)	200,248
Total credit default swap agreements								$529,314

(a)	Implied credit spreads represent the current level as of April 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $182.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

27                         Invesco Premium Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $116,847,926 and $55,585,375, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $24,494,011 and $15,385,089. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,368,784
Aggregate unrealized (depreciation) of investment securities	(458,188)
Net unrealized appreciation of investment securities	$10,910,596

Cost of investments for tax purposes is $241,588,762.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		December 14, 2011 (commencement date) to October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,566,910	$59,794,193	2,404,097	$25,706,555
Class C	1,260,839	13,519,724	976,493	10,362,936
Class R	5,905	63,700	4,557	48,160
Class Y	1,115,354	11,949,231	846,583	8,976,979
Class R5	27,981	303,513	14,671,429	147,705,042
Class R6(b)	870,433	9,281,840	12,786,987	137,519,604

Issued as reinvestment of dividends:
Class A	118,481	1,267,287	19,259	205,206
Class C	31,513	336,980	6,995	73,758
Class R	257	2,747	51	545
Class Y	24,452	261,682	2,660	28,343
Class R5	3,846	41,176	508,436	5,292,822
Class R6	548,669	5,871,170	60,312	649,565

Reacquired:
Class A	(1,540,338)	(16,457,547)	(172,471)	(1,855,379)
Class C	(224,073)	(2,386,893)	(16,351)	(172,035)
Class R	(25)	(268)	(5)	(51)
Class Y	(226,287)	(2,417,504)	(435,917)	(4,694,794)
Class R5	(2,733)	(29,144)	(15,109,170)	(161,548,474)
Class R6	(382,451)	(4,132,673)	(40,278)	(438,633)
Net increase in share activity	7,198,733	$77,269,214	16,513,667	$167,860,149

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 58% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Commencement date of September 24, 2012.

28                         Invesco Premium Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$10.83	$0.25	$0.26	$0.51	$(0.28)	$(0.16)	$(0.44)	$10.90	4.84%	$69,747	0.88	%(d)	1.18	%(d)	4.75	%(d)	35%
Year ended 10/31/12(e)	10.03	0.43	0.81	1.24	(0.44)	—	(0.44)	10.83	12.64	24,388	0.88	(f)	1.18	(f)	4.54	(f)	79
Class C
Six months ended 04/30/13	10.82	0.21	0.26	0.47	(0.24)	(0.16)	(0.40)	10.89	4.45	22,175	1.63	(d)	1.93	(d)	4.00	(d)	35
Year ended 10/31/12(e)	10.03	0.36	0.81	1.17	(0.38)	—	(0.38)	10.82	11.91	10,469	1.63	(f)	1.93	(f)	3.79	(f)	79
Class R
Six months ended 04/30/13	10.83	0.24	0.26	0.50	(0.27)	(0.16)	(0.43)	10.90	4.71	117	1.13	(d)	1.43	(d)	4.50	(d)	35
Year ended 10/31/12(e)	10.03	0.40	0.82	1.22	(0.42)	—	(0.42)	10.83	12.43	50	1.13	(f)	1.43	(f)	4.29	(f)	79
Class Y
Six months ended 04/30/13	10.84	0.27	0.26	0.53	(0.30)	(0.16)	(0.46)	10.91	4.97	14,479	0.63	(d)	0.93	(d)	5.00	(d)	35
Year ended 10/31/12(e)	10.03	0.45	0.82	1.27	(0.46)	—	(0.46)	10.84	12.96	4,482	0.63	(f)	0.93	(f)	4.79	(f)	79
Class R5
Six months ended 04/30/13	10.84	0.27	0.26	0.53	(0.30)	(0.16)	(0.46)	10.91	4.97	1,089	0.63	(d)	0.82	(d)	5.00	(d)	35
Year ended 10/31/12(e)	10.03	0.44	0.83	1.27	(0.46)	—	(0.46)	10.84	12.96	766	0.63	(f)	0.85	(f)	4.79	(f)	79
Class R6
Six months ended 04/30/13	10.84	0.27	0.26	0.53	(0.30)	(0.16)	(0.46)	10.91	4.97	150,970	0.63	(d)	0.82	(d)	5.00	(d)	35
Year ended 10/31/12(e)	10.75	0.05	0.09	0.14	(0.05)	—	(0.05)	10.84	1.31	138,779	0.63	(f)	0.82	(f)	4.79	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,441, $15,635, $82, $9,370, $1,019 and $141,294 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 14, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

29                         Invesco Premium Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,048.40	$4.47	$1,020.43	$4.41	0.88%
C	1,000.00	1,044.50	8.26	1,016.71	8.15	1.63
R	1,000.00	1,047.10	5.74	1,019.19	5.66	1.13
Y	1,000.00	1,049.70	3.22	1,021.65	3.17	0.63
R5	1,000.00	1,049.70	3.22	1,021.66	3.17	0.63
R6	1,000.00	1,049.70	3.22	1,021.66	3.17	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         Invesco Premium Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	PIN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Select Companies Fund

Nasdaq: A: ATIAX ■ B: ATIBX ■ C: ATICX ■ R: ATIRX ■ Y: ATIYX ■ R5: ATIIX

2 Fund Performance 4 Letters to Shareholders 5 Schedule of Investments 7 Financial Statements 9 Notes to Financial Statements 16 Financial Highlights 17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.62%
Class B Shares	13.19
Class C Shares	13.20
Class R Shares	13.50
Class Y Shares	13.76
Class R5 Shares	13.83
S&P 500 Index▼ (Broad Market Index)	14.42
Russell 2000 Index■ (Style-Specific Index)	16.58
Lipper Small-Cap Core Funds Index¿ (Peer Group Index)	16.02

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Select Companies Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	10.67%
5 Years	12.02
1 Year	10.04

Class B Shares
Inception (11/4/03)	10.65%
5 Years	12.18
1 Year	10.58

Class C Shares
Inception (10/31/05)	10.52%
5 Years	12.43
1 Year	14.60

Class R Shares
Inception	11.08%
5 Years	13.02
1 Year	16.21

Class Y Shares
Inception	11.46%
5 Years	13.54
1 Year	16.75

Class R5 Shares
Inception	11.80%
5 Years	13.77
1 Year	16.87

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	10.69%
5 Years	13.03
1 Year	6.32

Class B Shares
Inception (11/4/03)	10.67%
5 Years	13.19
1 Year	6.66

Class C Shares
Inception (11/4/03)	10.54%
5 Years	13.45
1 Year	10.67

Class R Shares
Inception	11.10%
5 Years	14.02
1 Year	12.21

Class Y Shares
Inception	11.48%
5 Years	14.55
1 Year	12.77

Class R5 Shares
Inception	11.82%
5 Years	14.79
1 Year	12.86

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Select Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined process  to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Select Companies Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–76.81%
Aerospace & Defense–3.25%
Cubic Corp.	1,049,203	$45,084,253

Aluminum–0.00%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	37,187

Apparel, Accessories & Luxury Goods–0.12%
Hampshire Group, Ltd.(b)(c)	592,824	1,600,625

Application Software–2.03%
Solera Holdings Inc.	490,009	28,214,718

Automotive Retail–4.59%
America’s Car–Mart, Inc.(b)(c)	740,222	34,250,072
Lithia Motors, Inc.–Class A	596,990	29,562,945
		63,813,017

Commodity Chemicals–1.28%
Chemtrade Logistics Income Fund (Canada)	1,045,784	17,813,831

Data Processing & Outsourced Services–9.65%
Alliance Data Systems Corp.(b)	442,278	75,970,092
Lender Processing Services, Inc.	2,090,321	57,985,505
		133,955,597

Education Services–3.44%
American Public Education Inc.(b)(c)	1,423,005	47,713,358

Electrical Components & Equipment–3.46%
Regal-Beloit Corp.	611,538	48,079,118

Health Care Supplies–6.60%
Alere, Inc.(b)	2,202,288	56,554,756
Cooper Cos., Inc. (The)	317,539	35,056,306
		91,611,062

Internet Retail–0.50%
Nutrisystem, Inc.	852,502	6,905,266

Investment Companies–Exchange Traded Funds–0.00%
Brompton Corp. (Canada) (Acquired 11/19/03–07/21/05; Cost $0)(d)	69,374	0

IT Consulting & Other Services–4.25%
Booz Allen Hamilton Holding Corp.	3,702,160	56,235,810
NCI, Inc.–Class A(b)(c)	677,418	2,858,704
		59,094,514

Leisure Products–2.05%
MEGA Brands Inc. (Canada)(b)(c)	1,952,564	28,443,390

Life Sciences Tools & Services–4.49%
Charles River Laboratories International, Inc.(b)	1,434,633	62,392,189

	Shares		Value
Oil & Gas Equipment & Services–3.34%
ION Geophysical Corp.(b)		7,427,900	$46,350,096

Oil & Gas Exploration & Production–3.78%
Ultra Petroleum Corp.(b)		2,453,956	52,514,658

Publishing–3.38%
John Wiley & Sons, Inc.–Class A		1,228,908	46,907,418

Real Estate Services–3.45%
FirstService Corp. (Canada)(c)		1,450,295	47,983,256

Semiconductors–10.03%
International Rectifier Corp.(b)(c)		4,665,228	98,949,486
Microsemi Corp.(b)		1,940,504	40,362,483
			139,311,969

Systems Software–5.78%
Rovi Corp.(b)		3,434,643	80,336,300

Trucking–1.34%
Con-way Inc.		550,873	18,619,507
Total Common Stocks & Other Equity Interests (Cost $928,348,116)			1,066,781,329

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.42%
Leisure Products–0.42%
MEGA Brands Inc. (Canada), Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $5,374,056)(e)	CAD	5,517,006	5,869,143

	Shares
Preferred Stocks–0.14%
Real Estate Services–0.14%
FirstService Corp. (Canada), Series 1, 7.00% Pfd. (Cost $1,880,000)		75,200	1,943,920

Money Market Funds–22.52%
Liquid Assets Portfolio– Institutional Class(f)		156,351,850	156,351,850
Premier Portfolio– Institutional Class(f)		156,351,849	156,351,849
Total Money Market Funds (Cost $312,703,699)			312,703,699
TOTAL INVESTMENTS–99.89% (Cost $1,248,305,871)			1,387,298,091
OTHER ASSETS LESS LIABILITIES–0.11%			1,593,780
NET ASSETS–100.00%			$1,388,891,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Companies Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Deb.	– Debentures
Gtd.	– Guaranteed
Pfd.	– Preferred
Sec.	– Secured
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2013 was $261,798,891, which represented 18.85% of the Fund’s Net Assets. See Note 4.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2013 represented less than 1% of the Fund’s Net Assets.
(e)	Foreign denominated security. Principal amount is denominated in currency indicated.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Information Technology	31.7%
Consumer Discretionary	14.5
Health Care	11.1
Industrials	8.1
Energy	7.1
Financials	3.6
Materials	1.3
Money Market Funds Plus Other Assets Less Liabilities	22.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Companies Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $635,623,994)	$812,795,501
Investments in affiliates, at value (Cost $612,681,877)	574,502,590
Total investments, at value (Cost $1,248,305,871)	1,387,298,091
Foreign currencies, at value (Cost $449,649)	454,712
Receivable for:
Investments sold	369,848
Fund shares sold	3,586,688
Dividends and interest	292,882
Investment for trustee deferred compensation and retirement plans	35,282
Other assets	72,401
Total assets	1,392,109,904

Liabilities:
Payable for:
Fund shares reacquired	2,216,042
Accrued fees to affiliates	892,507
Accrued trustees’ and officers’ fees and benefits	2,647
Trustee deferred compensation and retirement plans	106,837
Total liabilities	3,218,033
Net assets applicable to shares outstanding	$1,388,891,871

Net assets consist of:
Shares of beneficial interest	$1,222,726,658
Undistributed net investment income (loss)	(24,425,937)
Undistributed net realized gain	51,589,087
Unrealized appreciation	139,002,063
$1,388,891,871

Net Assets:
Class A	$792,099,488
Class B	$12,552,912
Class C	$171,610,775
Class R	$74,396,051
Class Y	$269,149,730
Class R5	$69,082,915

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	36,414,471
Class B	614,899
Class C	8,416,101
Class R	3,485,105
Class Y	12,309,740
Class R5	3,085,740
Class A:
Net asset value per share	$21.75
Maximum offering price per share
(Net asset value of $21.75 ÷ 94.50%)	$23.02
Class B:
Net asset value and offering price per share	$20.41
Class C:
Net asset value and offering price per share	$20.39
Class R:
Net asset value and offering price per share	$21.35
Class Y:
Net asset value and offering price per share	$21.86
Class R5:
Net asset value and offering price per share	$22.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Companies Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $103,190)	$3,338,307
Dividends from affiliates	183,459
Interest	288,280
Total investment income	3,810,046

Expenses:
Advisory fees	4,682,505
Administrative services fees	161,974
Custodian fees	17,555
Distribution fees:
Class A	927,873
Class B	63,838
Class C	816,581
Class R	178,495
Transfer agent fees — A, B, C, R and Y	1,120,446
Transfer agent fees — R5	33,673
Trustees’ and officers’ fees and benefits	23,350
Other	192,962
Total expenses	8,219,252
Less: Fees waived and expense offset arrangement(s)	(255,906)
Net expenses	7,963,346
Net investment income (loss)	(4,153,300)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	48,329,815
Foreign currencies	(14,896)
48,314,919
Change in net unrealized appreciation of:
Investment securities	123,223,795
Foreign currencies	9,589
123,233,384
Net realized and unrealized gain	171,548,303
Net increase in net assets resulting from operations	$167,395,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Select Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(4,153,300)	$(4,782,944)
Net realized gain	48,314,919	109,429,312
Change in net unrealized appreciation (depreciation)	123,233,384	(20,525,406)
Net increase in net assets resulting from operations	167,395,003	84,120,962

Distributions to shareholders from net investment income:
Class A	(9,045,657)	—
Class B	(78,673)	—
Class C	(979,364)	—
Class R	(727,433)	—
Class Y	(3,504,875)	—
Class R5	(1,070,529)	—
Total distributions from net investment income	(15,406,531)	—

Distributions to shareholders from net realized gains:
Class A	(40,976,377)	—
Class B	(781,665)	—
Class C	(9,730,541)	—
Class R	(4,037,779)	—
Class Y	(13,402,054)	—
Class R5	(3,886,969)	—
Total distributions from net realized gains	(72,815,385)	—

Share transactions–net:
Class A	20,495,695	190,346,941
Class B	(1,429,130)	(3,306,384)
Class C	1,759,014	26,647,482
Class R	(978,315)	3,363,392
Class Y	19,051,409	183,199,521
Class R5	(5,917,120)	(6,247,039)
Net increase in net assets resulting from share transactions	32,981,553	394,003,913
Net increase in net assets	112,154,640	478,124,875

Net assets:
Beginning of period	1,276,737,231	798,612,356
End of period (includes undistributed net investment income (loss) of $(24,425,937) and $(4,866,106), respectively)	$1,388,891,871	$1,276,737,231
Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco Select Companies Fund

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the end of business on March 15, 2012, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

10                         Invesco Select Companies Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Select Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $254,894.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $22,595 in front-end sales commissions from the sale of Class A shares and $2,385, $5,601 and $11,478 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Select Companies Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,381,428,948	$—	$0	$1,381,428,948
Foreign Corporate Debt Securities	—	5,869,143	—	5,869,143
Total Investments	$1,381,428,948	$5,869,143	$0	$1,387,298,091

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/13	Dividend Income
America’s Car Mart Inc.	$836,640	$27,943,703	$—	$5,469,729	$—	$34,250,072	$—
American Public Education Inc.	51,840,072	—	—	(4,126,714)	—	47,713,358	—
FirstService Corp.	41,679,649	—	—	6,303,607	—	47,983,256	—
Hampshire Group, Ltd.	1,659,907	—	—	(59,282)	—	1,600,625	—
International Rectifier Corp.	72,264,382	—	—	26,685,104	—	98,949,486	—
MEGA Brands Inc.	12,935,968	6,106,568	—	9,400,854	—	28,443,390	—
NCI, Inc.–Class A	3,807,089	—	—	(948,385)	—	2,858,704	—
Total	$185,023,707	$34,050,271	$—	$42,724,913	$—	$261,798,891	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,012.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Select Companies Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $126,080,161 and $108,475,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$208,381,876
Aggregate unrealized (depreciation) of investment securities	(86,145,109)
Net unrealized appreciation of investment securities	$122,236,767

Cost of investments for tax purposes is $1,265,061,324.

14                         Invesco Select Companies Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,269,187	$108,239,269	22,931,362	$453,575,183
Class B	7,035	138,014	104,155	1,951,234
Class C	416,896	8,071,011	2,841,916	53,249,610
Class R	487,612	9,836,813	1,831,370	35,786,540
Class Y	3,663,190	75,795,762	11,715,272	233,838,556
Class R5	507,427	10,631,022	2,773,327	55,482,062

Issued as reinvestment of dividends:
Class A	2,349,372	45,671,800	—	—
Class B	43,851	802,476	—	—
Class C	556,522	10,173,218	—	—
Class R	249,028	4,756,430	—	—
Class Y	699,463	13,653,514	—	—
Class R5	175,267	3,501,830	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	37,759	787,431	132,065	2,607,068
Class B	(40,191)	(787,431)	(140,008)	(2,607,068)

Reacquired:
Class A	(6,535,785)	(134,202,805)	(13,371,018)	(265,835,310)
Class B	(81,723)	(1,582,189)	(140,531)	(2,650,550)
Class C	(853,190)	(16,485,215)	(1,421,754)	(26,602,128)
Class R	(770,477)	(15,571,558)	(1,640,388)	(32,423,148)
Class Y	(3,423,131)	(70,397,867)	(2,524,268)	(50,639,035)
Class R5	(959,049)	(20,049,972)	(3,044,334)	(61,729,101)
Net increase in share activity	1,799,063	$32,981,553	20,047,166	$394,003,913

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Select Companies Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$20.57	$(0.06)	$2.69		$2.63	$(0.23)	$(1.22)	$(1.45)	$21.75	13.62%	$792,099	1.17	%(d)	1.21	%(d)	(0.58	)%(d)	11%
Year ended 10/31/12	18.97	(0.07)	1.67	(e)	1.60	—	—	—	20.57	8.43	725,950	1.18		1.23		(0.34)		37
Year ended 10/31/11	15.50	(0.12)	3.59		3.47	—	—	—	18.97	22.39	485,609	1.24		1.27		(0.64)		38
Year ended 10/31/10	12.09	(0.02)	3.44		3.42	(0.01)	—	(0.01)	15.50	28.28	275,777	1.31		1.33		(0.18)		50
Year ended 10/31/09	9.21	0.06	2.94		3.00	—	(0.12)	(0.12)	12.09	33.26	207,084	1.47		1.48		0.69		27
Year ended 10/31/08	16.71	0.03	(6.71)		(6.68)	(0.09)	(0.73)	(0.82)	9.21	(41.70)	188,482	1.37		1.38		0.28		41
Class B
Six months ended 04/30/13	19.32	(0.13)	2.53		2.40	(0.09)	(1.22)	(1.31)	20.41	13.19	12,553	1.92	(d)	1.96	(d)	(1.33	)(d)	11
Year ended 10/31/12	17.95	(0.21)	1.58	(e)	1.37	—	—	—	19.32	7.63	13,251	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.78	(0.24)	3.41		3.17	—	—	—	17.95	21.45	15,478	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.61	(0.13)	3.30		3.17	—	—	—	14.78	27.30	13,952	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.92	(0.00)	2.81		2.81	—	(0.12)	(0.12)	11.61	32.20	12,951	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.24	(0.06)	(6.52)		(6.58)	(0.01)	(0.73)	(0.74)	8.92	(42.12)	12,304	2.12		2.13		(0.47)		41
Class C
Six months ended 04/30/13	19.30	(0.13)	2.53		2.40	(0.09)	(1.22)	(1.31)	20.39	13.20	171,611	1.92	(d)	1.96	(d)	(1.33	)(d)	11
Year ended 10/31/12	17.93	(0.21)	1.58	(e)	1.37	—	—	—	19.30	7.64	160,090	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.76	(0.24)	3.41		3.17	—	—	—	17.93	21.48	123,286	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.60	(0.13)	3.29		3.16	—	—	—	14.76	27.24	86,591	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.91	(0.00)	2.81		2.81	—	(0.12)	(0.12)	11.60	32.23	64,368	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.22	(0.06)	(6.51)		(6.57)	(0.01)	(0.73)	(0.74)	8.91	(42.12)	59,806	2.12		2.13		(0.47)		41
Class R
Six months ended 04/30/13	20.19	(0.08)	2.64		2.56	(0.18)	(1.22)	(1.40)	21.35	13.50	74,396	1.42	(d)	1.46	(d)	(0.83	)(d)	11
Year ended 10/31/12	18.66	(0.12)	1.65	(e)	1.53	—	—	—	20.19	8.20	71,040	1.43		1.48		(0.59)		37
Year ended 10/31/11	15.29	(0.16)	3.53		3.37	—	—	—	18.66	22.04	62,112	1.49		1.52		(0.89)		38
Year ended 10/31/10	11.95	(0.06)	3.40		3.34	(0.00)	—	(0.00)	15.29	27.97	32,270	1.56		1.58		(0.43)		50
Year ended 10/31/09	9.13	0.04	2.90		2.94	—	(0.12)	(0.12)	11.95	32.89	17,423	1.72		1.73		0.44		27
Year ended 10/31/08	16.58	0.01	(6.66)		(6.65)	(0.07)	(0.73)	(0.80)	9.13	(41.82)	13,541	1.62		1.63		0.03		41
Class Y
Six months ended 04/30/13	20.69	(0.03)	2.70		2.67	(0.28)	(1.22)	(1.50)	21.86	13.76	269,150	0.92	(d)	0.96	(d)	(0.33	)(d)	11
Year ended 10/31/12	19.03	(0.02)	1.68	(e)	1.66	—	—	—	20.69	8.72	235,268	0.93		0.98		(0.09)		37
Year ended 10/31/11	15.51	(0.07)	3.59		3.52	—	—	—	19.03	22.70	41,476	0.99		1.02		(0.39)		38
Year ended 10/31/10	12.07	0.01	3.44		3.45	(0.01)	—	(0.01)	15.51	28.62	12,735	1.06		1.08		0.07		50
Year ended 10/31/09	9.21	0.10	2.91		3.01	(0.03)	(0.12)	(0.15)	12.07	33.49	6,763	1.22		1.23		0.94		27
Year ended 10/31/08(f)	10.58	0.00	(1.37)		(1.37)	—	—	—	9.21	(12.95)	511	1.17	(g)	1.17	(g)	0.48	(g)	41
Class R5
Six months ended 04/30/13	21.16	(0.02)	2.77		2.75	(0.30)	(1.22)	(1.52)	22.39	13.83	69,083	0.84	(d)	0.88	(d)	(0.25	)(d)	11
Year ended 10/31/12	19.45	(0.00)	1.71	(e)	1.71	—	—	—	21.16	8.79	71,138	0.84		0.89		(0.00)		37
Year ended 10/31/11	15.82	(0.04)	3.67		3.63	—	—	—	19.45	22.95	70,652	0.83		0.86		(0.23)		38
Year ended 10/31/10	12.30	0.04	3.50		3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86		0.88		0.27		50
Year ended 10/31/09	9.39	0.11	2.99		3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94		0.95		1.22		27
Year ended 10/31/08	17.00	0.10	(6.84)		(6.74)	(0.14)	(0.73)	(0.87)	9.39	(41.45)	147,944	0.90		0.91		0.75		41

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $748,450, $12,873, $164,670, $71,990, $245,302 and $68,161 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on distributions from Booz Allen Hamilton Holding Corp. on June 7, 2012 and Generac Holdings, Inc. on July 2, 2012. Net gains (losses) on securities (both realized and unrealized) excluding the capital gains were $1.55, $1.46, $1.46, $1.53, $1.56 and $1.59 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16                         Invesco Select Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,136.20	$6.20	$1,018.99	$5.86	1.17%
B	1,000.00	1,131.90	10.15	1,015.27	9.59	1.92
C	1,000.00	1,132.00	10.15	1,015.27	9.59	1.92
R	1,000.00	1,135.00	7.52	1,017.75	7.10	1.42
Y	1,000.00	1,137.60	4.88	1,020.23	4.61	0.92
R5	1,000.00	1,138.30	4.45	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Select Companies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	SCO-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Pacific Growth Fund
Nasdaq:
A: TGRAX ■ B: TGRBX ■ C: TGRCX ■ R: TGRRX ■ Y: TGRDX ■ R5: TGRSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.20%
Class B Shares	17.72
Class C Shares	17.68
Class R Shares	18.07
Class Y Shares	18.30
Class R5 Shares	18.40
MSCI EAFE Index ND▼ (Broad Market Index)	16.90
MSCI All Country Asia Pacific Index ND■ (Style-Specific Index)	17.63
Custom Pacific Growth Index¿ (Former Style-Specific Index)*	20.29
Lipper Pacific Region Funds Index■ (Peer Group Index)	19.38

Source(s): ▼Invesco, MSCI via FactSet Research Systems, Inc.; ■Lipper Inc., ¿Invesco, Lipper Inc.

* During the reporting period, the Fund has elected to use the MSCI All Country Asia Pacific Index ND   as its style-specific index rather than the Custom Pacific Growth Index because the MSCI All Country   Asia Pacific Index ND more closely reflects the performance of the types of securities in which the   Fund invests.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI All Country Asia Pacific Index ND is an unmanaged index considered representative of Pacific region stock markets. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Custom Pacific Growth Index, created by Invesco to serve as a benchmark for Invesco Pacific Growth Fund, comprises 50% MSCI Japan Index and 50% MSCI All Country Asia Pacific Ex-Japan Index.

The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.

The MSCI Japan Index is an unmanaged index considered representative of stocks of Japan.

The MSCI All Country Asia Pacific Ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.51%
10 Years	10.95
5 Years	-1.37
1 Year	9.31

Class B Shares
Inception (11/30/90)	4.88%
10 Years	10.87
5 Years	-1.39
1 Year	9.80

Class C Shares
Inception (7/28/97)	1.15%
10 Years	10.74
5 Years	-0.97
1 Year	13.89

Class R Shares
Inception (3/31/08)	0.64%
5 Years	-0.49
1 Year	15.41

Class Y Shares
Inception (7/28/97)	2.13%
10 Years	11.83
5 Years	0.03
1 Year	15.90

Class R5 Shares
10 Years	11.66%
5 Years	-0.09
1 Year	16.12

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Pacific Growth Fund Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.19%
10 Years	10.60
5 Years	-1.24
1 Year	2.15

Class B Shares
Inception (11/30/90)	4.66%
10 Years	10.50
5 Years	-1.26
1 Year	2.19

Class C Shares
Inception (7/28/97)	0.83%
10 Years	10.38
5 Years	-0.84
1 Year	6.28

Class R Shares
Inception (3/31/08)	-0.36%
5 Years	-0.36
1 Year	7.80

Class Y Shares
Inception (7/28/97)	1.81%
10 Years	11.48
5 Years	0.17
1 Year	8.32

Class R5 Shares
10 Years	11.31%
5 Years	0.04
1 Year	8.52

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.79%, 2.55%, 2.46%,

2.05%, 1.55% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■  Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■  Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.38%
Australia–11.25%
Alumina Ltd.(a)	138,552	$139,317
Amcor Ltd.	19,835	203,700
ASX Ltd.	3,344	130,384
Australia & New Zealand Banking Group Ltd.	34,060	1,125,642
Beach Energy Ltd.	76,433	107,919
BHP Billiton Ltd.	32,924	1,109,883
BlueScope Steel Ltd.(a)	16,239	83,483
Brambles Ltd.	9,209	83,250
BT Investment Management Ltd.	5,749	20,920
Caltex Australia Ltd.	11,135	249,053
carsales.com Ltd.	7,686	77,051
Commonwealth Bank of Australia	18,941	1,443,662
Credit Corp. Group Ltd.	8,040	74,099
CSL Ltd.	8,107	529,149
Flight Centre Ltd.	6,211	245,774
Insurance Australia Group Ltd.	56,963	343,692
National Australia Bank Ltd.	16,139	569,536
OceanaGold Corp.–CDI(a)	7,200	15,376
Perpetual Ltd.	4,979	213,023
Ramsay Health Care Ltd.	756	25,072
RHG Ltd.	63,538	26,677
Skilled Group Ltd.	32,222	95,203
Suncorp Group Ltd.	29,220	393,195
Tatts Group Ltd.	48,787	165,388
Telstra Corp. Ltd.	81,538	420,962
Wesfarmers Ltd.	5,263	236,633
Westpac Banking Corp.	37,164	1,304,206
Woodside Petroleum Ltd.	9,912	385,958
Woolworths Ltd.	17,421	657,577
		10,475,784

China–10.14%
Bank of China Ltd.–Class H	1,834,390	866,235
China CITIC Bank–Class H	689,000	388,002
China Construction Bank Corp.–Class H	1,051,840	882,345
China Mobile Ltd.	83,000	908,603
CNOOC Ltd.	337,000	629,990
Datang International Power Generation Co. Ltd.–Class H	620,000	274,999
Dongfeng Motor Group Co. Ltd.– Class H	316,000	471,975
Guangshen Railway Co. Ltd.–Class H	674,000	339,008
Industrial & Commercial Bank of China Ltd.–Class H	708,000	498,967
Jiangsu Expressway Co. Ltd.–Class H	426,000	466,618
Lenovo Group Ltd.	522,000	481,759
Minth Group Ltd.	368,000	658,218
PetroChina Co. Ltd.–Class H	402,000	512,764
Sunny Optical Technology Group Co., Ltd.	400,000	531,787

	Shares	Value
China–(continued)
Tencent Holdings Ltd.	24,900	$859,044
Travelsky Technology Ltd.–Class H	620,000	396,491
Tsingtao Brewery Co. Ltd.–Class H	40,000	269,090
		9,435,895

Hong Kong–4.97%
Bonjour Holdings Ltd.	822,000	133,466
Henderson Land Development Co. Ltd.	114,000	826,579
Hong Kong Exchanges & Clearing Ltd.	35,700	601,562
Hutchison Whampoa Ltd.	60,000	651,796
Melco International Development Ltd.	292,000	568,189
NWS Holdings Ltd.	249,000	447,016
Techtronic Industries Co. Ltd.	387,500	929,436
Texwinca Holdings Ltd.	398,000	464,669
		4,622,713

India–4.37%
HCL Technologies Ltd.	43,075	577,495
ICICI Bank Ltd.	46,023	997,952
Infosys Ltd.	15,657	652,268
Jammu & Kashmir Bank Ltd.	26,420	669,083
Maruti Suzuki India Ltd.	15,219	472,221
Sobha Developers Ltd.	90,866	699,030
		4,068,049

Indonesia–2.79%
PT Astra International Tbk	473,000	357,156
PT Bank Mandiri Persero Tbk	1,151,162	1,243,139
PT Matahari Department Store Tbk(a)	218,500	271,610
PT Media Nusantara Citra Tbk	669,000	215,109
PT Telekomunikasi Indonesia Persero Tbk	422,500	507,833
		2,594,847

Japan–42.14%
Amada Co., Ltd.	68,000	544,056
Astellas Pharma Inc.	21,700	1,262,067
Canon Inc.	25,400	913,680
Casio Computer Co., Ltd.	19,600	162,244
Chiba Bank, Ltd. (The)	51,000	395,487
Daicel Corp.	97,000	781,054
Daifuku Co., Ltd.	46,500	410,673
Daiichi Sankyo Co., Ltd.	15,200	297,336
Daikin Industries, Ltd.	17,100	687,308
Denki Kagaku Kogyo Kabushiki Kaisha	109,000	398,611
East Japan Railway Co.	11,900	1,006,863
FamilyMart Co., Ltd.	11,800	539,225
Fuji Machine Manufacturing Co., Ltd.	14,500	125,977
Hitachi Capital Corp.	34,100	848,565
Hitachi High-Technologies Corp.	15,700	390,849
Hitachi, Ltd.	171,000	1,092,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pacific Growth Fund

	Shares	Value
Japan–(continued)
Honda Motor Co., Ltd.	19,300	$768,830
Kaneka Corp.	53,000	318,576
Kyocera Corp.	6,100	621,140
Kyudenko Corp.	14,000	65,603
Lintec Corp.	22,300	405,559
Maeda Road Construction Co., Ltd.	20,000	301,775
Marubeni Corp.	92,000	658,931
Minebea Co., Ltd.	92,000	293,922
Mitsubishi Chemical Holdings Corp.	79,500	386,532
Mitsubishi Corp.	46,400	833,242
Mitsubishi Estate Co. Ltd.	56,000	1,818,033
Mitsubishi Heavy Industries, Ltd.	166,000	1,144,526
Mitsubishi UFJ Financial Group, Inc.	287,900	1,948,617
Mitsui Mining & Smelting Co., Ltd.	163,000	366,161
Nagase & Co., Ltd.	25,600	327,188
Nidec Corp.	7,900	537,255
Nifco Inc.	21,600	493,377
Nippon Meat Packers, Inc.	35,000	537,081
Nippon Telegraph & Telephone Corp.	13,200	653,298
Nissan Motor Co., Ltd.	98,400	1,025,484
Nisshinbo Holdings Inc.	21,000	152,559
Obayashi Corp.	136,000	835,614
Ono Pharmaceutical Co., Ltd.	10,300	678,285
ORIX Corp.	87,400	1,341,167
Pigeon Corp.	2,800	241,157
Ricoh Co., Ltd.	26,000	290,279
Sanki Engineering Co., Ltd.	14,000	79,751
Sanwa Holdings Corp.	91,000	551,657
Sekisui Chemical Co., Ltd.	78,000	984,000
Seven & I Holdings Co., Ltd.	33,700	1,292,830
Shimamura Co., Ltd.	5,000	631,347
Sumitomo Metal Mining Co., Ltd.	25,000	348,769
Sumitomo Mitsui Financial Group, Inc.	36,600	1,732,705
Suzuki Motor Corp.	15,300	392,034
TDK Corp.	15,400	562,355
Teijin Ltd.	85,000	204,347
Toho Co., Ltd.	8,300	184,577
Tokyu Land Corp.	19,000	232,896
Toshiba Corp.	180,000	993,465
Toyo Ink SC Holdings Co., Ltd.	65,000	302,698
Toyoda Gosei Co., Ltd.	12,500	323,879
Toyota Motor Corp.	33,400	1,935,950
Tsubakimoto Chain Co.	87,000	466,598
Yamaha Corp.	19,100	204,734
Yamaha Motor Co., Ltd.	21,100	294,552
Yaskawa Electronic Corp.	48,000	585,414
		39,205,722

Malaysia–0.66%
Aeon Co. (M) Berhad	128,600	612,924

	Shares	Value
Singapore–2.21%
Oversea-Chinese Banking Corp. Ltd.	115,000	$1,014,090
United Overseas Bank Ltd.	60,000	1,041,116
		2,055,206

South Korea–8.92%
Amorepacific Corp.	387	316,269
Binggrae Co., Ltd.	2,070	257,509
BS Financial Group Inc.	14,110	186,334
CJ CGV Co., Ltd.	7,220	369,103
CJ CheilJedang Corp.	896	264,984
Coway Co., Ltd.	5,557	281,564
Grand Korea Leisure Co., Ltd.	18,660	579,482
Green Cross Corp.	2,342	321,119
Green Cross Corp.–Rts.(a)	185	5,292
GSretail Co. Ltd.	10,170	272,886
Halla Climate Control Corp.	12,190	329,301
Hana Tour Service Inc.	3,784	243,956
Hyundai Mobis	1,320	299,651
KEPCO Plant Service & Engineering Co., Ltd.	6,919	357,485
NHN Corp.	1,121	301,300
Nongshim Co., Ltd.	2,408	733,586
ORION Corp.	300	317,358
Samsung Electronics Co., Ltd.	1,688	2,329,798
Samsung Life Insurance Co. Ltd.	1,841	181,378
SK Telecom Co., Ltd.	2,004	352,112
		8,300,467

Taiwan–7.82%
Catcher Technology Co., Ltd.	38,000	192,315
Cheng Shin Rubber Industry Co., Ltd.	136,000	459,932
China Life Insurance Co., Ltd.	348,000	353,481
E Ink Holdings Inc.	501,000	373,064
Far EasTone Telecommunications Co., Ltd.	188,000	457,590
Hon Hai Precision Industry Co., Ltd.	230,900	595,619
HTC Corp.	27,000	275,118
ILI Technology Corp.	56,000	177,251
Largan Precision Co. Ltd.	5,000	136,425
MediaTek Inc.	38,000	463,101
Ruentex Development Co., Ltd.	380,000	744,526
Taiwan Semiconductor Manufacturing Co. Ltd.	484,143	1,794,640
Teco Electric and Machinery Co. Ltd.	662,000	622,502
TPK Holding Co. Ltd.	13,000	263,997
Uni-President Enterprises Corp.	185,000	363,863
		7,273,424

Thailand–1.14%
Central Pattana PCL	152,500	521,011
Central Pattana PCL–NVDR	4,300	14,691
Kasikornbank PCL–NVDR	72,600	526,654
		1,062,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pacific Growth Fund

	Shares	Value
United Kingdom–0.42%
Rio Tinto Ltd.	6,664	$386,441

United States–1.55%
iShares MSCI All Country Asia ex-Japan Index Fund–ETF	22,000	1,329,240
ResMed Inc.–CDI	23,048	110,151
		1,439,391
Total Common Stocks & Other Equity Interests (Cost $79,608,036)		91,533,219

	Shares	Value
Money Market Funds–0.32%
Liquid Assets Portfolio–Institutional Class(b)	150,159	$150,159
Premier Portfolio–Institutional Class(b)	150,158	150,158
Total Money Market Funds (Cost $300,317)		300,317
TOTAL INVESTMENTS–98.70% (Cost $79,908,353)		91,833,536
OTHER ASSETS LESS LIABILITIES–1.30%		1,207,106
NET ASSETS–100.00%		$93,040,642

Investment Abbreviations:

CDI	– Chess Depositary Instruments
ETF	– Exchange-Traded Fund
NVDR	– Non-Voting Depositary Receipt
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	28.6%
Consumer Discretionary	17.4
Information Technology	16.6
Industrials	13.8
Consumer Staples	6.8
Materials	5.9
Health Care	3.5
Telecommunication Services	3.5
Energy	2.0
Utilities	0.3
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $79,608,036)	$91,533,219
Investments in affiliated money market funds, at value and cost	300,317
Total investments, at value (Cost $79,908,353)	91,833,536
Foreign currencies, at value (Cost $1,494,460)	1,488,335
Receivable for:
Investments sold	475,462
Fund shares sold	61,666
Dividends	523,108
Investment for trustee deferred compensation and retirement plans	23,605
Other assets	42,521
Total assets	94,448,233

Liabilities:
Payable for:
Investments purchased	841,711
Fund shares reacquired	195,302
Accrued fees to affiliates	207,937
Accrued trustees’ and officers’ fees and benefits	1,443
Accrued other operating expenses	74,613
Trustee deferred compensation and retirement plans	86,585
Total liabilities	1,407,591
Net assets applicable to shares outstanding	$93,040,642

Net assets consist of:
Shares of beneficial interest	$104,942,608
Undistributed net investment income (loss)	(471,863)
Undistributed net realized gain (loss)	(23,338,165)
Unrealized appreciation	11,908,062
$93,040,642

Net Assets:
Class A	$83,129,882
Class B	$1,187,555
Class C	$5,172,624
Class R	$288,251
Class Y	$3,249,809
Class R5	$12,521

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,521,687
Class B	53,349
Class C	231,931
Class R	12,274
Class Y	135,689
Class R5	522.7
Class A:
Net asset value per share	$23.61
Maximum offering price per share
(Net asset value of $23.61 ÷ 94.50%)	$24.98
Class B:
Net asset value and offering price per share	$22.26
Class C:
Net asset value and offering price per share	$22.30
Class R:
Net asset value and offering price per share	$23.48
Class Y:
Net asset value and offering price per share	$23.95
Class R5:
Net asset value and offering price per share	$23.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $71,396)	$793,488
Dividends from affiliated money market funds (includes securities lending income of $5,061)	5,325
Total investment income	798,813

Expenses:
Advisory fees	384,047
Administrative services fees	24,794
Custodian fees	44,581
Distribution fees:
Class A	94,248
Class B	7,511
Class C	24,012
Class R	632
Transfer agent fees	115,132
Transfer agent fees — R5	5
Trustees’ and officers’ fees and benefits	13,983
Other	106,953
Total expenses	815,898
Less: Fees waived	(396)
Net expenses	815,502
Net investment income (loss)	(16,689)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $82,509)	3,237,511
Foreign currencies	(124,464)
3,113,047
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $9,987)	11,713,871
Foreign currencies	19,483
11,733,354
Net realized and unrealized gain	14,846,401
Net increase in net assets resulting from operations	$14,829,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(16,689)	$656,734
Net realized gain (loss)	3,113,047	(5,561,029)
Change in net unrealized appreciation	11,733,354	6,257,950
Net increase in net assets resulting from operations	14,829,712	1,353,655

Distributions to shareholders from net investment income:
Class A	(247,021)	(1,428,073)
Class B	—	(42,405)
Class C	—	(57,159)
Class R	(304)	(2,150)
Class Y	(28,709)	(155,818)
Class R5	(83)	(228)
Total distributions from net investment income	(276,117)	(1,685,833)

Share transactions–net:
Class A	(3,962,013)	(9,348,440)
Class B	(899,815)	(2,510,029)
Class C	(244,299)	(942,420)
Class R	9,884	107,243
Class Y	(2,692,741)	(2,561,237)
Net increase (decrease) in net assets resulting from share transactions	(7,788,984)	(15,254,883)
Net increase (decrease) in net assets	6,764,611	(15,587,061)

Net assets:
Beginning of period	86,276,031	101,863,092
End of period (includes undistributed net investment income (loss) of $(471,863) and $(179,057), respectively)	$93,040,642	$86,276,031

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be

10                         Invesco Pacific Growth Fund

considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

11                         Invesco Pacific Growth Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

12                         Invesco Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $1 billion	0.87%
Next $1 billion	0.82%
Over $2 billion	0.77%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $396.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended April 30, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $1,724 in front-end sales commissions from the sale of Class A shares and $0, $659 and $208 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13                         Invesco Pacific Growth Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $24,540,512 and from Level 2 to Level 1 of $9,511,419, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$3,926,360	$6,549,424	$—	$10,475,784
China	2,421,441	7,014,454	—	9,435,895
Hong Kong	1,818,120	2,804,593	—	4,622,713
India	2,417,829	1,650,220	—	4,068,049
Indonesia	1,136,599	1,458,248	—	2,594,847
Japan	20,256,626	18,949,096	—	39,205,722
Malaysia	612,924	—	—	612,924
Singapore	—	2,055,206	—	2,055,206
South Korea	7,843,857	456,610	—	8,300,467
Taiwan	4,915,854	2,357,570	—	7,273,424
Thailand	14,691	1,047,665	—	1,062,356
United Kingdom	—	386,441	—	386,441
United States	1,739,708	—	—	1,739,708
Total Investments	$47,104,009	$44,729,527	$—	$91,833,536

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                         Invesco Pacific Growth Fund

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$362,147	$—	$362,147
October 31, 2016	1,247,693	—	1,247,693
October 31, 2017	15,965,093	—	15,965,093
Not subject to expiration	1,895,409	4,836,107	6,731,516
	$19,470,342	$4,836,107	$24,306,449

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $51,099,782 and $59,534,580, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,578,936
Aggregate unrealized (depreciation) of investment securities	(3,153,709)
Net unrealized appreciation of investment securities	$9,425,227

Cost of investments for tax purposes is $82,408,309.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	121,839	$2,642,886	147,102	$2,916,625
Class B	953	19,834	4,307	82,527
Class C	9,538	196,595	16,393	305,847
Class R	1,046	22,563	5,450	107,958
Class Y	117,601	2,589,649	152,676	3,115,314

Issued as reinvestment of dividends:
Class A	10,404	216,816	71,357	1,371,476
Class B	—	—	2,185	39,893
Class C	—	—	2,996	54,766
Class R	14	285	100	1,912
Class Y	1,333	28,175	7,906	154,011

Automatic conversion of Class B shares to Class A shares:
Class A	4,279	97,986	102,156	2,026,247
Class B	(4,536)	(97,986)	(107,793)	(2,026,247)

Reacquired:(b)
Class A	(321,426)	(6,919,701)	(793,268)	(15,662,788)
Class B	(40,689)	(821,663)	(32,425)	(606,202)
Class C	(21,560)	(440,894)	(69,567)	(1,303,033)
Class R	(643)	(12,964)	(140)	(2,627)
Class Y	(240,515)	(5,310,565)	(295,956)	(5,830,562)
Net increase (decrease) in share activity	(362,362)	$(7,788,984)	(786,521)	$(15,254,883)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 69% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $12 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

15                         Invesco Pacific Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period		Total return(b)		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Rebate from Morgan Stanley Affiliate		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$20.05	$0.00	$3.63	$3.63	$(0.07)	$23.61		18.14%		$83,130	1.81	%(d)	1.81	%(d)	0.00	%(d)	N/A		58%
Year ended 10/31/12	20.05	0.15	0.20	0.35	(0.35)	20.05	(e)	1.81		74,319	1.79		1.79		0.76		N/A		101
Year ended 10/31/11	22.21	0.23	(2.20)	(1.97)	(0.19)	20.05	(e)	(8.95)		83,779	1.68		1.68		1.03		N/A		109
Year ended 10/31/10	19.48	0.06	2.72	2.78	(0.05)	22.21		14.29		105,428	1.78	(f)	1.78	(f)	0.31	(f)	0.00	%(g)	76
Year ended 10/31/09	14.61	0.06	4.94	5.00	(0.13)	19.48		34.66		107,103	1.88	(f)	1.88	(f)	0.37	(f)	0.00	(g)	33
Year ended 10/31/08	29.20	0.16	(14.66)	(14.50)	(0.09)	14.61		(49.79)		89,605	1.72	(f)	1.72	(f)	0.67	(f)	0.00	(g)	42
Class B
Six months ended 04/30/13	18.92	(0.08)	3.42	3.34	—	22.26		17.65		1,188	2.56	(d)	2.56	(d)	(0.75	)(d)	N/A		58
Year ended 10/31/12	18.91	(0.00)	0.20	0.20	(0.19)	18.92	(e)	1.09		1,847	2.55		2.55		(0.00)		N/A		101
Year ended 10/31/11	20.97	0.06	(2.08)	(2.02)	(0.04)	18.91	(e)	(9.68)		4,376	2.43		2.43		0.28		N/A		109
Year ended 10/31/10	18.49	(0.09)	2.57	2.48	—	20.97		13.41		8,279	2.53	(f)	2.53	(f)	(0.44	)(f)	0.00	(g)	76
Year ended 10/31/09	13.83	(0.06)	4.72	4.66	—	18.49		33.69		11,221	2.63	(f)	2.63	(f)	(0.38	)(f)	0.00	(g)	33
Year ended 10/31/08	27.75	(0.04)	(13.88)	(13.92)	—	13.83		(50.16)		12,198	2.47	(f)	2.47	(f)	(0.17	)(f)	0.00	(g)	42
Class C
Six months ended 04/30/13	18.95	(0.08)	3.43	3.35	—	22.30		17.68		5,173	2.56	(d)	2.56	(d)	(0.75	)(d)	N/A		58
Year ended 10/31/12	18.94	0.02	0.19	0.21	(0.20)	18.95	(e)	1.15	(h)	4,624	2.46	(h)	2.46	(h)	0.09	(h)	N/A		101
Year ended 10/31/11	20.99	0.07	(2.08)	(2.01)	(0.04)	18.94	(e)	(9.62	)(h)	5,572	2.39	(h)	2.39	(h)	0.32	(h)	N/A		109
Year ended 10/31/10	18.51	(0.09)	2.57	2.48	—	20.99		13.40		5,951	2.53	(f)	2.53	(f)	(0.44	)(f)	0.00	(g)	76
Year ended 10/31/09	13.85	(0.06)	4.72	4.66	—	18.51		33.65		5,649	2.63	(f)	2.63	(f)	(0.38	)(f)	0.00	(g)	33
Year ended 10/31/08	27.77	(0.00)	(13.92)	(13.92)	—	13.85		(50.13)		4,506	2.38	(f)	2.38	(f)	(0.01	)(f)	0.00	(g)	42
Class R
Six months ended 04/30/13	19.93	(0.03)	3.61	3.58	(0.03)	23.48		17.97		288	2.06	(d)	2.06	(d)	(0.25	)(d)	N/A		58
Year ended 10/31/12	19.95	0.10	0.20	0.30	(0.32)	19.93	(e)	1.59		236	2.05		2.05		0.50		N/A		101
Year ended 10/31/11	22.11	0.17	(2.19)	(2.02)	(0.14)	19.95	(e)	(9.21)		129	1.93		1.93		0.78		N/A		109
Year ended 10/31/10	19.41	0.01	2.70	2.71	(0.01)	22.11		13.97		37	2.03	(f)	2.03	(f)	0.06	(f)	0.00	(g)	76
Year ended 10/31/09	14.58	0.02	4.94	4.96	(0.13)	19.41		34.35		84	2.13	(f)	2.13	(f)	0.12	(f)	0.00	(g)	33
Year ended 10/31/08(i)	23.52	0.09	(9.03)	(8.94)	—	14.58		(38.01)		62	2.01	(f)(j)	2.01	(f)(j)	0.71	(f)(j)	0.00	(g)	42
Class Y(k)
Six months ended 04/30/13	20.37	0.03	3.67	3.70	(0.12)	23.95		18.24		3,250	1.56	(d)	1.56	(d)	0.25	(d)	N/A		58
Year ended 10/31/12	20.37	0.20	0.21	0.41	(0.41)	20.37	(e)	2.10		5,240	1.55		1.55		1.00		N/A		101
Year ended 10/31/11	22.57	0.29	(2.24)	(1.95)	(0.25)	20.37	(e)	(8.77)		7,998	1.43		1.43		1.28		N/A		109
Year ended 10/31/10	19.77	0.12	2.77	2.89	(0.09)	22.57		14.67		9,553	1.53	(f)	1.53	(f)	0.56	(f)	0.00	(g)	76
Year ended 10/31/09	14.83	0.11	5.02	5.13	(0.19)	19.77		35.11		616	1.63	(f)	1.63	(f)	0.62	(f)	0.00	(g)	33
Year ended 10/31/08	29.64	0.22	(14.88)	(14.66)	(0.15)	14.83		(49.69)		373	1.48	(f)	1.48	(f)	0.93	(f)	0.00	(g)	42
Class R5
Six months ended 04/30/13	20.39	0.09	3.63	3.72	(0.16)	23.95		18.34		13	1.39	(d)	1.39	(d)	0.42	(d)	N/A		58
Year ended 10/31/12	20.39	0.24	0.20	0.44	(0.44)	20.39	(e)	2.24		11	1.37		1.37		1.18		N/A		101
Year ended 10/31/11(i)	23.52	0.35	(3.48)	(3.13)	—	20.39	(e)	(13.31)		11	1.22	(j)	1.22	(j)	1.49	(j)	N/A		109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $5,980,249 and sold of $4,944,271 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Japan Fund into the Fund.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $77,996, $1,515, $4,842, $255, $4,400 and $11 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(g)	Amount is less than 0.005%.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.90% and 0.95% for the years ended October 31, 2012 and 2011, respectively.
(i)	Commencement date of March 31, 2008 and May 23, 2011 for Class R and Class R5 shares, respectively.
(j)	Annualized.
(k)	On June 1, 2010, Class I shares of Morgan Stanley Pacific Growth Fund Inc. were reorganized into Class Y shares.

16                         Invesco Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,182.00	$9.79	$1,015.82	$9.05	1.81%
B	1,000.00	1,177.20	13.82	1,012.10	12.77	2.56
C	1,000.00	1,176.80	13.82	1,012.10	12.77	2.56
R	1,000.00	1,180.70	11.14	1,014.58	10.29	2.06
Y	1,000.00	1,183.00	8.44	1,017.06	7.80	1.56
R5	1,000.00	1,184.00	7.53	1,017.90	6.95	1.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MS-PGRO-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.